          As Filed with the Securities and Exchange Commission on April 28,
1999.

                                                      Registration No.  33-28889
                                                                        811-5817
--------------------------------------------------------------------------------
                       Securities and Exchange Commission
                             Washington, D.C. 20549
--------------------------------------------------------------------------------

                                   FORM N-4

Registration Statement Under the Securities Act of 1933                  [X]

            Pre-Effective Amendment No.                                  [ ]

            Post-Effective Amendment No. 15                              [X]
                                         --

                                    and/or

Registration Statement Under the Investment Company Act of 1940

            Amendment No. 18                                             [X]
                          --

--------------------------------------------------------------------------------

               CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1
                          (Exact Name of Registrant)

                   CANADA LIFE INSURANCE COMPANY OF AMERICA
                              (Name of Depositor)

                             330 University Avenue
                            Toronto, Canada M5G 1R8
              (Address of Depositor's Principal Executive Office)
                 Depositor's Telephone Number:  (416) 597-1456

                                 Roy W. Linden
                             330 University Avenue
                            Toronto, Canada M5G 1R8
                    (Name and Address of Agent for Service)

                                   Copy to:
                           Stephen E. Roth, Esquire
                       Sutherland, Asbill, & Brennan LLP
                        1275 Pennsylvania Avenue, N.W.
                         Washington, D.C. 20004-2404

          It is proposed that this filing will become effective:
                        immediately upon filing pursuant to paragraph (b) of
                ----    Rule 485
                 x      May 1, 1999 pursuant to paragraph (b) of Rule 485
                ----
                        60 days after filing pursuant to paragraph (a)(i) of
                ----    Rule 485
                        pursuant to paragraph (a)(i) of Rule 485
                ----
                        75 days after filing pursuant to paragraph (a)(ii) of
                ----    Rule 485

                        on ___________ pursuant to paragraph (a)(ii) of Rule 485
                ----
          If appropriate check the following box:
                        this Post-Effective Amendment designates a new effective
                ---- date for a new effective date for a previously filed Post-Effective Amendment.

Title of Securities Being Registered: Flexible Premium Variable Deferred Annuity Policies

                                    PART A



                 INFORMATION REQUIRED TO BE IN THE PROSPECTUS

                   CANADA LIFE INSURANCE COMPANY OF AMERICA
   ADMINISTRATIVE OFFICE: 6201 POWERS FERRY ROAD, NW, ATLANTA, GEORGIA 30339
                             PHONE: 1-800-905-1959
--------------------------------------------------------------------------------

                             VARIFUND(R)PROSPECTUS
                          VARIABLE ANNUITY ACCOUNT 1
               FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY POLICY

This Prospectus describes the flexible premium variable deferred annuity policy (the Policy) offered by Canada Life Insurance Company of America (We, Our, Us or the Company).

The Owner (Policyowner or You) may choose among the 30 divisions (the Sub-Accounts) of the Canada Life of America Variable Annuity Account 1 (the Variable Account) and/or the Fixed Account. Assets in each Sub-Account are invested in corresponding Portfolios of the following fund companies (the Funds):


         The Alger American Fund (Alger American)
         Berger Institutional Products Trust (Berger Trust)
         Canada Life of America Series Fund, Inc. (CLASF)
         The Dreyfus Socially Responsible Growth Fund, Inc. (Dreyfus Socially Responsible)
         Dreyfus Variable Investment Fund (Dreyfus)
         Fidelity Variable Insurance Products Fund (Fidelity VIP)
         Fidelity Variable Insurance Products Fund II (Fidelity VIP II) Fidelity Variable Insurance Products Fund III (Fidelity VIP III) Goldman Sachs Variable Insurance Trust (Goldman Sachs VIT)
         The Montgomery Funds III (Montgomery)
         Seligman Portfolios, Inc. (Seligman)


The Policy Value will vary according to the investment performance of the Portfolio(s) in which the Sub-Accounts you choose are invested, until the Policy Value is applied to a payment option. You bear the entire investment risk on amounts allocated to the Variable Account.

This Prospectus provides basic information that a prospective Policyowner ought to know before investing. Additional information is contained in the Statement of Additional Information, which has been filed with the Securities and Exchange Commission. The Statement of Additional Information is dated the same date as this Prospectus and is incorporated herein by reference. The Table of Contents for the Statement of Additional Information is included on the last page of this Prospectus. You may obtain a free copy of the Statement of Additional Information by writing or calling Us at the address or phone number shown above.

PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE BUYING A POLICY AND KEEP IT FOR FUTURE REFERENCE. THIS PROSPECTUS MUST BE ACCOMPANIED BY CURRENT PROSPECTUSES FOR THE FUNDS. THE FUNDS' PROSPECTUSES ARE ATTACHED TO THIS PROSPECTUS.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE POLICIES AND THE FUNDS ARE NOT INSURED BY THE FDIC NOR ANY OTHER AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THE POLICY DESCRIBED IN THIS PROSPECTUS IS SUBJECT TO MARKET FLUCTUATION, INVESTMENT RISK AND POSSIBLE LOSS OF PRINCIPAL.

                  The date of this Prospectus is May 1, 1999.

                               TABLE OF CONTENTS

SUMMARY..................................................... 3
TABLE OF EXPENSES...........................................10
THE COMPANY.................................................14
THE VARIABLE ACCOUNT, THE FUNDS AND THE
FIXED ACCOUNT...............................................17
    The Variable Account....................................17
    The Funds...............................................18
         Bond Portfolio.....................................19
         Capital Portfolio..................................19
         International Equity Portfolio.....................19
         Managed Portfolio..................................19
         Alger American Growth Portfolio....................20
         Alger American Leveraged AllCap Portfolio..........20
         Alger American MidCap Growth Portfolio.............20
         Alger American Small Capitalization Portfolio......20
         Berger/BIAM IPT-International Fund.................21
         Berger IPT-Small Company Growth Fund...............21
         Dreyfus Capital Appreciation Portfolio.............22
         Dreyfus Growth and Income Portfolio................22
         Fidelity VIP Growth Portfolio......................22
         Fidelity VIP High Income Portfolio.................22
         Fidelity VIP Overseas Portfolio....................22
         Fidelity VIP II Asset Manager Portfolio............23
         Fidelity VIP II Contrafund Portfolio...............23
         Fidelity VIP II Index 500 Portfolio................23
    Fidelity Investments Variable Insurance Products Fund
    III.....................................................23
         Fidelity VIP III Growth Opportunities Portfolio....23
    Goldman Sachs Variable Insurance Trust..................24
         Goldman Sachs Capital Growth Portfolio.............24
         Goldman Sachs CORE U.S. Equity Portfolio...........24
         Goldman Sachs Global Income Portfolio..............24
         Goldman Sachs Growth and Income Portfolio..........24
         Montgomery Variable Series: Emerging Markets Fund..24
         Montgomery Variable Series: Growth Fund............24
         Seligman Portfolios, Inc...........................25
         Seligman Communications and Information Portfolio..25
         Seligman Frontier Portfolio........................25
         Reserved Rights....................................25
         Change in Investment Objective.....................26
    The Fixed Account.......................................26
         Guarantee Amount...................................26
         Guarantee Periods..................................27
         Market Value Adjustment............................28
DESCRIPTION OF ANNUITY POLICY...............................29
    Ten Day Right to Examine Policy.........................29
    Premium  29
         Initial Premium....................................29
         Additional Premium.................................30
         Premium Enhancement................................30
         Pre-Authorized Check Agreement Plan................30
         Electronic Data Transmission of Application
          Information.......................................30
         Wire Transmittal Privilege.........................30
         Net Premium Allocation.............................31
    Cash Surrender Value....................................31
    Policy Value............................................31
    Variable Account Value..................................31
         Units..............................................31
         Unit Value.........................................31
         Net Investment Factor..............................32
    Transfers...............................................32
         Transfer Privilege.................................32
         Telephone Transfer Privilege.......................33
         Intouch(R)Voice Response System....................33
         Dollar Cost Averaging Privilege....................33
         Transfer Processing Fee............................34
    Payment of Proceeds.....................................34
         Proceeds...........................................34
         Proceeds on Annuity Date...........................34
         Proceeds on Surrender..............................35
         Proceeds on Death of Last Surviving Annuitant
          Before Annuity Date (The Death Benefit)...........35
         Proceeds on Death of Any Policyowner...............37
         Interest on Proceeds...............................37
    Partial Withdrawals.....................................37
         Systematic Withdrawal Privilege....................38
    Portfolio Rebalancing...................................39
    Postponement of Payment.................................39
    Charges Against the Policy, Variable Account, and Funds.40
         Surrender Charge...................................40
         AnnualAdministration Charge........................41
         Daily Administration Fee...........................41
         Transfer Processing Fee............................41
         Mortality and Expense Risk Charge..................42
         Waiver of Surrender Charge.........................42
         Reduction or Elimination of Surrender Charges
          and AnnualAdministration Charges..................43
         Taxes..............................................43
         Other Charges Including Investment Advisory Fees...44
    Payment Options.........................................44
         Election of Options................................44
         Description of Payment Options.....................44
         Payment Dates......................................45
         Age and Survival of Annuitant......................45
    Other Policy Provisions.................................45
         Policyowner........................................45
         Beneficiary........................................46
         Termination........................................46
         Written Notice.....................................46
         Periodic Reports...................................46
         Assignment.........................................47
         Modification.......................................47
         Notification of Death..............................47
YIELDS AND TOTAL RETURNS....................................47
TAX DEFERRAL................................................49
FEDERAL TAX STATUS..........................................50
    Introduction............................................50
    The Company's Tax Status................................50
    Tax Status of the Policy................................50
         Diversification Requirements.......................50
         Policyowner Control................................51
         Required Distributions.............................51
    Taxation of Annuities...................................52
         In General.........................................52
         Withdrawals/Distributions..........................52
         Annuity Payments...................................52
         Taxation of Death Benefit Proceeds.................53
         Penalty Tax on Certain Withdrawals.................53
    Transfers, Assignments, or Exchanges of a Policy........53
    Withholding.............................................54
    Multiple Policies.......................................54
    Possible Tax Changes....................................54
    Taxation of Qualified Plans.............................54
         Individual Retirement Annuities and Simplified
          Employee Pensions (SEP/IRAs)......................55
         SIMPLE Individual Retirement Annuities.............55
         ROTH Individual Retirement Annuities...............55
         Minimum Distribution Requirements..................56
         Corporate And Self-Employed (H.R.10 and Keogh)
          Pension And Profit-Sharing Plans..................56
         Deferred Compensation Plans........................57
         Tax-Sheltered Annuity Plans........................57
    Other Tax Consequences..................................57
RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM....58
DISTRIBUTION OF POLICIES....................................58
LEGAL PROCEEDINGS...........................................59
VOTING RIGHTS...............................................59
INSURANCE MARKETPLACE STANDARDS ASSOCIATION.................59
PREPARING FOR YEAR 2000.....................................59
FINANCIAL STATEMENTS........................................60
DEFINITIONS..................................................3
STATEMENT OF ADDITIONAL INFORMATION - TABLE OF CONTENTS.....61
APPENDIX A: STATE PREMIUM TAXES.............................64

                                    SUMMARY

This summary provides a brief description of some of the features and charges of the Policy offered by Us. You will find more detailed information in the rest of this Prospectus, the Statement of Additional Information and the Policy. Please keep the Policy and its riders or endorsements, if any, together with the application. Together they are the entire agreement between You and Us.

HOW DO I PURCHASE A POLICY?

You may purchase a Policy with a premium payment of at least $5,000 (generally $2,000 if the Policy is an Individual Retirement Annuity (IRA)). You may purchase a Policy with a premium of $100 (generally $50 if the Policy is an IRA), if the premium payment is submitted with a pre-authorized check (PAC) agreement. See "Premiums" and "Pre-Authorized Check Agreement Plan."

CAN I MAKE ADDITIONAL PREMIUM PAYMENTS?

You may make additional premium payments during any Annuitant's lifetime and before the Annuity Date. Additional premium payments must be at least $1,000 or $100 per month if paid by PAC (or $50 per month if paid by PAC and the Policy is an IRA). You must obtain prior approval before Your total premiums paid can exceed $1,000,000. See "Premiums."

HOW DOES THE TEN DAY RIGHT TO EXAMINE THE POLICY WORK?

Generally, You have ten days after You receive the Policy to decide if You would like to cancel the Policy. Depending on which state you live in, we will return either the Policy Value or the full premium paid (without interest and less the amount of any partial withdrawals). If the Policy is issued as an IRA and canceled within 7 days, We will return all premiums if the premiums are greater than the amount otherwise payable. The right to examine period and the amount refunded may vary from state to state.
See "Ten Day Right to Examine Policy."

WHAT IS THE PURPOSE OF THE VARIABLE ACCOUNT?

The Variable Account is a separate investment account that consists of 30 Sub-Accounts. Before the Policy Value is applied to a payment option, amounts in the Variable Account will vary according to the investment performance of the Portfolios of the Fund(s) in which Your elected Sub-Accounts are invested. You may allocate Your Net Premium among the Fixed Account and the 30 Sub-Accounts of the Variable Account. The assets of each Sub-Account are invested in the corresponding Portfolios of the Funds that are listed on the cover page of this Prospectus. See "The Variable Account" and "The Funds."

HOW DOES THE FIXED ACCOUNT WORK?

You may allocate all or part of Net Premium or make transfers from the Variable Account to several sections (the Guarantee Periods) of the Fixed Account selected by You.

  . Currently, You may select a Guarantee Period with a duration of one, three, five, seven, or ten years.

  . If the amount in a Guarantee Period remains until the end of the Guarantee Period, the value of the amount will equal the amount originally placed in the Guarantee Period increased by an interest rate, annually compounded, designated for that Guarantee Period.

Market Value Adjustment. A surrender, withdrawal, or transfer made before the end of a Guarantee Period is subject to an adjustment that may increase or decrease the amount in the Guarantee Period. The adjustment never results in a reduction of earnings to less than 3 percent per year on the amount allocated to the Guarantee Period. This adjustment does not apply to the one year Guarantee Period. The Fixed Account, Market Value Adjustment and certain Guarantee Periods may not be available in all jurisdictions. The Fixed

Account is not affected by the investment performance of the Variable Account. See "The Fixed Account" and "Market Value Adjustment."

WHEN WILL I RECEIVE PAYMENTS?

After the Policy Value is transferred to a payment option, We will pay proceeds in equal amounts monthly, quarterly or annually during the Annuitant's lifetime or for 10 years, whichever is longer, unless You have elected another payment option. See "Proceeds on Annuity Date."

WHAT HAPPENS IF THE OWNER DIES?

If any Owner dies before the Policy Value is transferred to a payment option, We will pay the Beneficiary the Policy Value as of the date we receive proof of the Owner's death. See "Proceeds on Death of Any Owner."

WHAT HAPPENS IF THE LAST SURVIVING ANNUITANT DIES?

If the Last Surviving Annuitant dies before the Policy Value is transferred to a payment option, We will pay the Beneficiary a Death Benefit.

     THE FOLLOWING APPLIES ONLY TO POLICIES ISSUED ON OR AFTER MAY 1, 1996 OR SUCH LATER DATE AS APPLICABLE REGULATORY APPROVALS ARE OBTAINED IN THE JURISDICTIONS IN WHICH THE POLICIES ARE OFFERED.

     If we receive Due Proof of Death during the first five Policy Years, the Death Benefit is the greater of:

          1. the premiums paid, less any partial withdrawals, surrender charges, and incurred taxes; or

          2.   the Policy Value on the date we receive Due Proof of Death.

     If we receive Due Proof of Death after the first five Policy Years, the Death Benefit is the greatest of:

          1.   item "1" above;

          2.   item "2" above; or

          3. the Policy Value at the end of the most recent 5 Policy Year period occurring before the date we receive Due Proof Death. This value will be adjusted for any partial withdrawals, surrender charges, incurred taxes, and premiums paid. The 5 Policy Year periods are measured from the Policy Date (i.e., 5, 10, 15, 20, etc.).

     If on the date the Policy was issued, all Annuitants were attained age 80 or less, then after any Annuitant attains age 81, the Death Benefit is the greater of items "1" or "2" above. However, if on the date the Policy was issued, any Annuitant was attained age 81 or more, then the Death Benefit is the Policy Value.

     THE FOLLOWING APPLIES ONLY TO POLICIES ISSUED FROM MAY 1, 1995 THROUGH APRIL 30, 1996, OR SUCH LATER DATE AS APPLICABLE REGULATORY APPROVALS WERE OBTAINED IN THE JURISDICTIONS IN WHICH THE POLICIES ARE OFFERED.

     If we receive Due Proof of Death during the first seven Policy Years, the Death Benefit is the greater of:

          1. the premiums paid, less any partial withdrawals, surrender charges, and incurred taxes; or

          2.   the Policy Value on the date we receive Due Proof of Death.

     If we receive Due Proof of Death after the first seven Policy Years, the Death Benefit is the greatest of:

          1.   item "1" above;

          2.   item "2" above; or

          3. the Policy Value at the end of the most recent 7 Policy Year period occurring before the date we receive Due Proof of Death. This value will be adjusted for any partial withdrawals, surrender charges, incurred taxes, and premiums paid. The 7 Policy Year periods are measured from the Policy Date (i.e., 7, 14, 21, 28, etc.). No further step-ups in Death Benefit will occur after the age of 80.

     THE FOLLOWING APPLIES ONLY TO POLICIES ISSUED PRIOR TO MAY 1, 1995 OR SUCH LATER DATE AS APPLICABLE REGULATORY APPROVALS WERE OBTAINED IN THE JURISDICTIONS IN WHICH THE POLICIES ARE OFFERED.

     If we receive Due Proof of Death during the first five Policy Years, the Death Benefit is the greater of:

          1. the premiums paid, less any partial withdrawals, surrender charges, and incurred taxes; or

          2.   the Policy Value on the date we receive Due Proof of Death.

     If we receive Due Proof of Death after the first five Policy Years, the Death Benefit is the greatest of:

          1.   item "1" above;

          2.   item "2" above; or

          3. the Policy Value at the end of the most recent 5 Policy Year period occurring before the date we receive Due Proof of Death. This value will be adjusted for any partial withdrawals, surrender charges, incurred taxes, and premiums paid. The 5 Policy Year periods are measured from the Policy Date (i.e., 5, 10, 15, 20, etc.).

See "Proceeds on Death of Last Surviving Annuitant Before Annuity Date (The Death Benefit)."

CAN I GET MONEY OUT OF MY POLICY?

You may withdraw part or all of the Cash Surrender Value at any time before the earlier of the death of the Last Surviving Annuitant, the death of any Owner, or the date when the value in the Policy is transferred to a payment option, subject to certain limitations. See "The Fixed Account," "Partial Withdrawals" and "Proceeds on Surrender." A partial withdrawal or a surrender may incur federal income tax, including a federal penalty tax. See "FEDERAL TAX STATUS."

WHAT CHARGES WILL I PAY?

Surrender Charge: A surrender charge may be deducted when a partial withdrawal or cash surrender is made.

The amount withdrawn is first taken from any investment earnings in the Variable Account and interest earned in the Fixed Account available at the time the request is made. Then, further amounts withdrawn will be taken from premiums starting with the oldest premium paid.

Withdrawal or surrender of the following will not incur a surrender charge:

  .  100% of investment earnings in the Variable Account

  .  100% of interest earned in the Fixed Account

  . 100% of premiums paid 7 years or more (5 years for certain Policies) from the date of withdrawal or surrender

  . 10% of total premiums withdrawn during a Policy Year and paid less than 7 years (5 years for certain Policies) from the date of withdrawal or surrender* o Amounts required to be withdrawn, only as they apply to the Policy and independent of all other qualified retirement

  . assets, pursuant to the minimum required distribution rules under federal tax laws (see "Minimum Distribution Requirements")

* 10% is not cumulative and is first withdrawn from the oldest premium paid.

If a surrender charge does apply, the following percentages will be used to calculate the amount of the charge:

   For Policies issued prior to May 1, 1995 or such later date as applicable regulatory approvals were obtained in the jurisdiction in which the contracts are offered:

   (For 5 years from the date of payment, each premium is subject to a 6% surrender charge. After the 5th year, no surrender charge will apply to such payment) 6%

   For Policies issued after April 30, 1995 or such later date as applicable regulatory approvals were obtained in the jurisdiction in which the contracts are offered:

     Policy Years Since Premium Was Paid
     Less than 1.................................................................................................6%
     At least 1, but less than 2.................................................................................6%
     At least 2, but less than 3.................................................................................5%
     At least 3, but less than 4.................................................................................5%
     At least 4, but less than 5.................................................................................4%
     At least 5, but less than 6.................................................................................3%
     At least 6, but less than 7.................................................................................2%
     At least 7................................................................................................None

Any surrender charge will be deducted from the amount requested for withdrawal or surrender.

See "Surrender Charge."

Annual Administration Charge: We deduct an Annual Administration Charge of $30 for the prior Policy Year on each Policy Anniversary. We will also deduct this charge for the current Policy Year if the Policy is surrendered for its Cash Surrender Value, unless the surrender occurs on the Policy Anniversary. If the Policy Value on the Policy Anniversary is $75,000 or more, We will waive the Annual Administration Charge for the prior Policy Year. We will also waive the Annual Administration Charge if the Policy is a Tax-Sheltered Annuity. See "Annual Administration Charge."

Daily Administration Fee: We also deduct a daily administration fee each day at an annual rate of 0.15% from the assets of the Variable Account. See "Daily Administration Fee."

Transfer Processing Fee: The first 12 transfers during each Policy Year are free. We currently assess a $25 transfer fee for the 13th and each additional transfer in a Policy Year. See "Transfer Processing Fee."

Mortality and Expense Risk Charge: We deduct a mortality and expense risk charge each day from the assets of the Variable Account at an annual rate of 1.25%. See "Annualized Mortality and Expense Risk Charge."

Premium Taxes: In some states, a charge for applicable premium taxes ranging from 0 - 3.5% is deducted from the premium when paid, resulting in Net Premium. See "Appendix A: State Premium Taxes."

Investment Advisory Fees: Each Portfolio is responsible for all of its operating expenses. In addition, fees for investment advisory services and operating expenses are deducted and paid daily at an annual rate from each Portfolio as a percentage of the daily net assets of the Portfolios. See "Other Charges Including Investment Advisory Fees" and the attached Funds' prospectuses.

ARE THERE ANY OTHER POLICY PROVISIONS?

For information concerning the Owner, Beneficiary, Written Notice, periodic reports, assignment, modification and other important Policy provisions, see "Other Policy Provisions."

HOW WILL THE POLICY BE TAXED?

For a brief discussion of Our current understanding of the federal tax laws concerning Us and the Policy, see "FEDERAL TAX STATUS."

DOES CANADA LIFE OFFER OTHER POLICIES?

We offer other variable annuity policies which also invest in the same Portfolios of the Funds. These policies may have different charges that could affect the value of the Sub-Accounts and may offer different benefits more suitable for Your needs. For more information about these policies, please contact Us at the phone number or address on page 1.

WHAT IF I HAVE QUESTIONS?

We will be happy to answer Your questions about the Policy or Our procedures. Call or write to Us at the phone number or address on page 1. All inquiries should include the Policy number and the names of the Owner and the Annuitant.

If You have questions concerning Your investment strategies, please contact Your registered representative.

                               TABLE OF EXPENSES

This table is intended to assist You in understanding the various costs and expenses that You will bear directly or indirectly. It reflects expenses of the Variable Account as well as the Funds.

EXPENSE DATA

The following information regarding expenses assumes that the entire Policy Value is in the Variable Account.

     POLICYOWNER TRANSACTION EXPENSES
     --------------------------------
     Sales load on purchase payments..........................................................................None

     Maximum surrender charge as a percentage of amount surrendered
        (10% of total premiums withdrawn during a Policy Year and paid less than 7 years
        (5 years for certain  Policies)  from the date of  withdrawal or surrender and 100%
        of earnings are free of any sales load.
        See "Charges Against the Policy, Variable Account, and Funds.").......................................6.00%

     Transfer fee
        Current Policy - First 12 transfers each Policy Year.................................................No fee
        Each transfer thereafter ................................................................  $25 per transfer
         Transfer fee when using the Intouch(R) Voice Response System........................................No fee

     ANNUAL ADMINISTRATION CHARGE
     ----------------------------
     Per Policy per Policy Year.................................................................................$30
        (waived for the prior Policy Year if the Policy Value is $75,000 or more on the Policy  Anniversary or if the Policy is a Tax-Sheltered Annuity)

     VARIABLE ACCOUNT ANNUAL EXPENSES
     --------------------------------
     (as a percentage of average account value)
     Mortality and expense risk charges.......................................................................1.25%
     Annual rate of daily administration fee*.................................................................0.15%
     Total Variable Account annual expenses...................................................................1.40%


        * The daily administration fee is imposed only under Policies issued after May 1, 1994, or such later date as applicable regulatory approvals are obtained in the jurisdiction in which the Policies are offered. We do not assess the daily administration fee under Policies issued prior to May 1, 1994.

     FUNDS' ANNUAL EXPENSES FOR THE YEAR ENDED DECEMBER 31, 1998
     (after Expense Reimbursement, as indicated, and as a percentage of average net assets)

                                                                                 OTHER EXPENSES            TOTAL
                                                         MANAGEMENT              (AFTER EXPENSE           ANNUAL
                            PORTFOLIO                       FEES                REIMBURSEMENT)**         EXPENSES
                            ---------                    ----------             ----------------         --------
     Bond                                                   0.50%                    0.40%                 0.90%
     Capital                                                0.50%                    0.40%                 0.90%
     International Equity                                   0.80%                    0.40%                 1.20%
     Managed                                                0.50%                    0.40%                 0.90%
     Money Market                                           0.50%                    0.25%                 0.75%
     Value Equity                                           0.50%                    0.40%                 0.90%
     Alger American Growth                                  0.75%                    0.04%                 0.79%
     Alger American Leveraged AllCap                        0.85%                    0.11%                 0.96%

                                                                              OTHER EXPENSES             TOTAL
                                                      MANAGEMENT              (AFTER EXPENSE             ANNUAL
             PORTFOLIO                                   FEES                REIMBURSEMENT)*            EXPENSES
             ---------                                   ----                --------------             --------
Alger American MidCap Growth                              0.80%                    0.04%                  0.84%
Alger American Small Capitalization                       0.85%                    0.04%                  0.89%
Berger/BIAM IPT-International                             0.00%                    1.20%                  1.20%
Berger IPT-Small Company Growth                           0.00%                    1.15%                  1.15%
Dreyfus-Capital Appreciation                              0.75%                    0.06%                  0.81%
Dreyfus-Growth and Income                                 0.75%                    0.03%                  0.78%
Dreyfus Socially Responsible                              0.75%                    0.05%                  0.80%
Fidelity VIP Growth                                       0.59%                    0.07%                  0.66%
Fidelity VIP High Income                                  0.58%                    0.12%                  0.70%
Fidelity VIP Overseas                                     0.74%                    0.15%                  0.89%
Fidelity VIP II Asset Manager                             0.54%                    0.09%                  0.63%
Fidelity VIP II Contrafund                                0.59%                    0.07%                  0.66%
Fidelity VIP II Index 500                                 0.24%                    0.04%                  0.28%
Fidelity VIP III Growth Opportunities                     0.59%                    0.11%                  0.70%
Goldman Sachs VIT Capital Growth                          0.75%                    0.15%                  0.90%
Goldman Sachs VIT CORE U.S. Equity                        0.70%                    0.10%                  0.80%
Goldman Sachs VIT Global Income                           0.90%                    0.15%                  1.05%
Goldman Sachs VIT Growth and Income                       0.75%                    0.15%                  0.90%
Montgomery Variable Series: Emerging Markets              1.25%                    0.50%                  1.75%
Montgomery Variable Series: Growth                        1.00%                    0.25%                  1.25%
Seligman Communications and Information                   0.75%                    0.12%                  0.87%
Seligman Frontier                                         0.75%                    0.17%                  0.92%

  * We currently reimburse CLASF for expenses that exceed 0.40% of the average daily net assets of Managed, Bond, Value Equity, Capital and International Equity Portfolios, and 0.25% of the Money Market Portfolio. Absent such reimbursement, the "Other Expenses" for the Capital Portfolio would have been 0.49%, for the Managed Portfolio 0.46%, for the Money Market Portfolio 0.45%, for the Value Equity 0.47%, for the Bond Portfolio 0.42%, and for the International Equity Portfolio 0.67%.

     The Goldman Sachs VIT Capital Growth Fund's expenses are estimated due to the Fund being in existence for less than 10 months. The Goldman Sachs VIT CORE U.S. Equity, Global Income and Growth and Income Funds' expenses are based on actual expenses for fiscal year ended December 31, 1998. The Investment Advisers to the Goldman Sachs VIT Capital Growth, CORE U.S. Equity, Global Income and Growth and Income Funds have voluntarily agreed to reduce or limit certain "Other Expenses" of such Funds (excluding management fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.15%, 0.10%, 0.15% and 0.15% per annum of such Funds' average daily net assets, respectively. The expenses shown include this reimbursement. If not included, the "Other Expenses" and "Total Expenses" for the Goldman Sachs VIT Capital Growth, CORE U.S. Equity, Global Income and Growth and Income Funds would be 1.03% and 1.78%, 2.13% and 2.83%, 2.40%, and 3.30% and 1.94% and 2.69%, respectively. The reductions or limits may be discountued or modified by the investment advisers in their discretion at any time.

     A portion of the brokerage commissions that certain Fidelity Portfolios pay was used to reduce Fund expenses. In addition, certain Portfolios have entered into arrangements with their custodian and transfer agent whereby interest earned on uninvested cash balances was used to reduce custodian and transfer agent expenses. Fidelity VIP II Index 500 Portfolio expenses were voluntarily reduced by the Funds' investment adviser. Absent reimbursement, the management fee, other expenses, and total expenses would have been 0.24%, 0.11%, and 0.35% respectively.

     The Manager of the Montgomery Variable Series: Emerging Markets Fund and the Montgomery Variable Series: Growth Fund has contractually agreed to reduce some or all of its management fees if necessary to keep total annual operating expenses, expressed on an annualized basis at or below 1.75% and 1.25%, respectively, of average net assets. This contract has a one year term renewable at the end of each fiscal year. The Manager also may voluntarily reduce additional amounts to increase the return to policyowners investing in the Montgomery Variable Series: Emerging Markets Fund and/or the Montgomery Variable Series: Growth Fund. Any reductions made by the Manager in its fees are subject to reimbursement by the Montgomery Variable Series: Emerging Markets Fund and the Montgomery Variable Series: Growth Fund within the following three years, provided the Portfolios are able to effect such reimbursement and remain in compliance with applicable expense limitations. The Management Fees, Other Expenses and Total Annual Expenses absent voluntary reimbursements for the Montgomery Variable Series: Growth Fund were 1.00%, 0.40% and 1.40%.

     The Managers of the Berger/BIAM IPT-International Fund and Berger IPT-Small Company Growth Fund have agreed to waive their management fees and reimburse the Funds for additional expenses to the extent that the Funds' total annual expenses exceed 1.20% and 1.15%, respectively.

     There is no assurance that these waiver or reimbursement policies will be continued in the future. If any of these policies are discontinued, it will be reflected in an updated prospectus.

The data with respect to the Funds' annual expenses have been provided to Us by the Funds and We have not independently verified such data.

For a more complete description of the various costs and expenses, see "Charges Against the Policy, Variable Account, And Funds" and the Funds' prospectuses. In addition to the expenses listed above, premium taxes may be applicable (see "Appendix A: State Premium Taxes") and a Market Value Adjustment may apply to amounts held in the Fixed Account (see "Market Value Adjustment").

EXAMPLES

A Policyowner would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

  1. If the Policy is surrendered at the end of the applicable time period:

                   SUB-ACCOUNT                       1 YEAR          3 YEARS          5 YEARS         10 YEARS
                   -----------                       ------          -------          -------         --------
Bond                                                   78              119              163              271
Capital                                                78              119              163              271
International Equity                                   81              128              178              301
Managed                                                78              119              163              271
Money Market                                           77              115              155              256
Value Equity                                           78              119              163              271
Alger American Growth                                  77              116              157              260
Alger American Leveraged AllCap                        79              121              166              277
Alger American MidCap Growth                           77              117              160              265
Alger American Small Capitalization                    78              119              162              270
Berger/BIAM IPT - International                        81              128              178              301
Berger IPT-Small Company Growth                        81              127              175              296
Dreyfus-Capital Appreciation                           77              116              158              262

                   SUB-ACCOUNT                       1 YEAR          3 YEARS          5 YEARS         10 YEARS
                   -----------                       ------          -------          -------         --------
Dreyfus-Growth and Income                              77              116              157              259
Dreyfus Socially Responsible                           77              116              158              261
Fidelity VIP Growth                                    76              112              151              247
Fidelity VIP High Income                               76              113              153              251
Fidelity VIP Overseas                                  78              119              162              270
Fidelity VIP II Asset Manager                          75              111              149              244
Fidelity VIP II Contrafund                             76              112              151              247
Fidelity VIP II Index 500                              72              100              131              207
Fidelity VIP III Growth Opportunities                  76              113              153              251
Goldman Sachs VIT Capital Growth                       78              119               *                *
Goldman Sachs VIT CORE U.S. Equity                     77              116               *                *
Goldman Sachs VIT Global Income                        80              124               *                *
Goldman Sachs VIT Growth and Income                    78              119               *                *
Montgomery Variable Series: Emerging Markets           87              144              205              353
Montgomery Variable Series: Growth                     82              130              180              306
Seligman Communications and Information                78              118              161              268
Seligman Frontier                                      78              120              164              273

  * Pursuant to regulations set forth by the Securities and Exchange Commission, examples for 5 and 10 Year periods have not been provided for Sub-Accounts commencing operations on or after May 1, 1999.

  2. If the Policy is annuitized or not surrendered at the end of the applicable time period:

                   SUB-ACCOUNT                     1 YEAR           3 YEARS         5 YEARS          10 YEARS
                   -----------                     ------           -------         -------          --------
Bond                                                  24               74              127              271
Capital                                               24               74              127              271
International Equity                                  27               83              142              301
Managed                                               24               74              127              271
Money Market                                          23               70              119              256
Value Equity                                          24               74              127              271
Alger American Growth                                 23               71              121              260
Alger American Leveraged AllCap                       25               76              130              277
Alger American MidCap Growth                          23               72              124              265
Alger American Small Capitalization                   24               74              126              270
Berger/BIAM IPT - International                       27               83              142              301
Berger IPT-Small Company Growth                       27               82              139              296
Dreyfus-Capital Appreciation                          23               71              122              262
Dreyfus-Growth and Income                             23               71              121              259
Dreyfus Socially Responsible                          23               71              122              261
Fidelity VIP Growth                                   22               67              115              247
Fidelity VIP High Income                              22               68              117              251
Fidelity VIP Overseas                                 24               74              126              270
Fidelity VIP II Asset Manager                         21               66              113              244
Fidelity VIP II Contrafund                            22               67              115              247
Fidelity VIP II Index 500                             18               55               95              251
Fidelity VIP III Growth Opportunities                 22               68              117              251
Goldman Sachs VIT Capital Growth                      24               74               *                *
Goldman Sachs VIT CORE U.S. Equity                    23               71               *                *
Goldman Sachs VIT Global Income                       26               79               *                *
Goldman Sachs VIT Growth and Income                   24               74               *                *

                   SUB-ACCOUNT                     1 YEAR           3 YEARS         5 YEARS          10 YEARS
                   -----------                     ------           -------         -------          --------
Montgomery Variable Series: Emerging Markets          33               99              169              353
Montgomery Variable Series: Growth                    28               85              144              306
Seligman Communications and Information               24               73              125              268
Seligman Frontier                                     24               75              128              273

* Pursuant to regulations set forth by the Securities and Exchange Commission, examples for 5 and 10 Year periods have not been provided for Sub-Accounts commencing operations on or after May 1, 1999.

These Examples are based, with respect to all of the Portfolios, on an estimated
average account value of $    . The Examples assume that no transfer charge or
Market Value Adjustment has been assessed. The Examples also reflect an Annual
Administration Charge of      % of assets, determined by dividing the total
Annual Administration Charge collected by the total average net assets of the Sub-Accounts of the Variable Account. The Examples represent expenses incurred in connection with a 7 year surrender charge period. Policies issued with a 5 year maximum surrender charge period would be subject to lower expenses.

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURNS, WHICH MAY BE GREATER OR LESSER THAN THE ASSUMED AMOUNT.


                        CONDENSED FINANCIAL INFORMATION

The following condensed financial information is derived from the financial statements of the Variable Account. The data should be read in conjunction with the financial statements, related notes and other financial information included in the "Financial Statements" section of the Statement of Additional Information.

The table on the following page sets forth certain information for the period from December 31, 1989 through December 31, 1998. We do not provide Accumulation Unit Values for any date prior to the inception of the Variable Account.

As of December 31, 1998, the Goldman Sachs VIT Capital Growth, Goldman Sachs VIT CORE U.S. Equity, Goldman Sachs VIT Global Income, and Goldman Sachs VIT Growth and Income Sub-Accounts had not commenced operations. Accordingly, condensed financial information is not available for these Sub-Accounts.

ACCUMULATION UNIT VALUE/1/

                                                    AS OF      AS OF      AS OF      AS OF      AS OF      AS OF      AS OF
            SUB ACCOUNT                            12/31/98   12/31/97   12/31/96   12/31/95   12/31/94   12/31/93   12/31/92
            -----------                            --------   --------   --------   --------   --------   --------   --------
Bond/2/                                            $   17.69  $   16.49  $   15.47  $   14.98  $   12.98  $   13.69  $   12.57
Capital/3/                                         $   21.96  $   18.52  $   15.51  $   13.95  $   10.54  $   11.14          -
International Equity/5/                            $   14.19  $   12.69  $   12.35  $   10.48          -          -          -
Managed/2/                                         $   20.84  $   20.08  $   17.29  $   16.56  $   13.75  $   13.97  $   13.07
Money Market/2/                                    $   13.15  $   12.73  $   12.30  $   11.94  $   11.50  $   11.27  $   11.16
Value Equity/2/                                    $   23.26  $   22.96  $   18.32  $   17.34  $   14.21  $   14.11  $   13.56
Alger American Small Capitalization/6/             $   51.34  $   45.13  $   41.09          -          -          -          -
Alger American Growth/6/                           $   63.64  $   43.55  $   35.15          -          -          -          -
Alger American Leveraged All Cap/6/                $   34.96  $   22.46  $   19.04          -          -          -          -
Alger American MidCap Growth/6/                    $   30.60  $   23.82  $   21.05          -          -          -          -
Berger/BIAM IPT-International/7/                   $   11.12  $    9.71          -          -          -          -          -
Berger IPT-Small Company Growth/8/                 $   11.84          -          -
Dreyfus-Capital Appreciation/8/                    $   35.58          -          -
Dreyfus-Growth and Income/6/                       $   28.55  $   25.90  $   22.62          -          -          -          -
Dreyfus Socially Responsible/6/                    $   34.35  $   26.93  $   21.26          -          -          -          -
Fidelity VIP Growth/4/                             $   60.05  $   43.68  $   35.88  $   31.75  $   23.62          -          -
Fidelity VIP High Income/4/                        $   33.75  $   35.86  $   31.01  $   27.64  $   22.97          -          -
Fidelity VIP Overseas/4/                           $   22.69  $   20.45  $   18.65  $   16.70  $   15.33          -          -
Fidelity VIP II Asset Manager/4/                   $   27.48  $   24.24  $   20.39  $   18.07  $   15.56          -          -
Fidelity VIP II Contra Fund/8/                     $   25.84          -          -          -          -          -          -
Fidelity VIP II Index 500/6/                       $  155.11  $  122.52  $   93.70          -          -          -          -
Fidelity VIP III Growth Opportunities/8/           $   24.00          -          -          -          -          -          -
Montgomery Variable Series: Emerging Markets/6/    $    6.37  $   10.34  $   10.55          -          -          -          -
Montgomery Variable Series: Growth/7/              $   16.31  $   16.07          -          -          -          -          -
Seligman Communications and Information/5/         $   24.75  $   18.39  $   15.27  $   14.22          -          -          -
Seligman Frontier/5/                               $   18.90  $   19.46  $   16.97  $   13.87          -          -          -

                                                      AS OF      AS OF      AS OF
            SUB ACCOUNT                              12/31/91   12/31/90   12/31/89
            -----------                              --------  ---------  ---------
Bond/2/                                               $   11.93  $   10.39  $    9.97
Capital/3/                                                    -          -          -
International Equity/5/                                       -          -          -
Managed/2/                                            $   12.25  $   10.05  $   10.01
Money Market/2/                                       $   10.99  $   10.61  $   10.04
Value Equity/2/                                       $   12.66  $    9.50  $   10.06
Alger American Small Capitalization/6/                        -          -          -
Alger American Growth/6/                                      -          -          -
Alger American Leveraged All Cap/6/                           -          -          -
Alger American MidCap Growth/6/                               -          -          -
Berger/BIAM IPT-International/7/                              -          -          -
Berger IPT-Small Company Growth/8/
Dreyfus-Capital Appreciation/6/
Dreyfus-Growth and Income/6/                                  -          -          -
Dreyfus Socially Responsible/6/                               -          -          -
Fidelity VIP Growth/4/                                        -          -          -
Fidelity VIP High Income/4/                                   -          -          -
Fidelity VIP Overseas/3/                                      -          -          -
Fidelity VIP II Asset Manager/4/                              -          -          -
Fidelity VIP II Contra Fund/9/
Fidelity VIP II Index 500/6/                                  -          -          -
Fidelity VIP III Growth Opportunities/9/
Montgomery Variable Series: Emerging Markets/6/               -          -          -
Montgomery Variable Series: Growth/7/                         -          -          -
Seligman Communications and Information/5/                    -          -          -
Seligman Frontier/5/                                          -          -          -

1 Accumulation Unit Values prior to 1994 do not reflect the .15% Daily administration fee imposed after May 1, 1994. Accumulation Unit Values for year ended 12/31/94 reflect the .15% daily administration fee.
2  Commended operations December 4, 1989.
3  Commenced operations on May 1, 1993.
4  Commenced operations on May 1, 1994.
5  Commenced operations on May 1, 1995.
6  Commenced operations on May 1, 1996.
7  Commenced operations on May 1, 1997.
8  Commenced operations on May 1, 1998.

NUMBER OF UNITS OUTSTANDING AT
END OF PERIOD

                                            AS OF     AS OF     AS OF     AS OF     AS OF     AS OF     *AS OF    *AS OF
           SUB ACCOUNT                     12/31/98  12/31/97  12/31/96  12/31/95  12/31/94  12/31/93  12/31/92  12/31/91
           -----------                     --------  --------  --------  --------  --------  --------  --------  --------
Bond                                        318,852   127,519   114,245   106,916   100,443   122,984    73,332     6,027
Capital                                     172,688   192,179   213,607   229,347   147,095    59,901         -         -
International Equity                        159,041   201,007    64,082     5,684         -         -         -         -
Managed                                     432,799   510,901   647,793   731,425   726,809   816,591   531,327   312,712
Money Market                                998,986   302,362   245,769   113,559   233,129   191,369    38,210     5,268
Value Equity                                278,693   244,827   253,116   345,788   278,147   273,813   147,334    32,775
Alger American Growth                       107,039    77,256    13,900         -         -         -         -         -
Alger American Leveraged All Cap             55,493    29,563    12,535         -         -         -         -         -
Alger American MidCap Growth                 80,616    63,533    32,967         -         -         -         -         -
Alger American Small Capitalization          61,619    36,315     8,816         -         -         -         -         -
Berger/BIAM IPT-International               226,339    74,629         -         -         -         -         -         -
BergerIPT-Small Company Growth               26,373         -         -         -         -         -         -         -
Dreyfus-Capital Appreciation                 60,557         -         -         -         -         -         -         -
Dreyfus-Growth and Income                   236,012   230,531   109,413         -         -         -         -         -
Dreyfus Socially Responsible                135,648    43,739     5,194         -         -         -         -         -
Fidelity VIP Growth                         255,922   236,003   180,057   118,920    30,356         -         -         -
Fidelity VIP High Income                    243,672   213,974   124,114    63,205    29,537         -         -         -
Fidelity VIP Overseas                       139,386   108,953    72,861    77,840    76,731         -         -         -
Fidelity VIP II Asset Manager               406,139   325,637   204,163   124,510   112,511         -         -         -
Fidelity VIP II Contra Fund                  42,453         -         -         -         -         -         -         -
Fidelity VIP II Index 500                    93,430    81,275    11,515         -         -         -         -         -
Fidelity VIP III Growth Opportunities        47,162         -         -         -         -         -         -         -
Montgomery Variable Series: Emerging
 Markets                                    222,257   250,799    34,261         -         -         -         -         -
Montgomery Variable Series: Growth           73,204    31,387         -         -         -         -         -         -
Seligman Communications and
 Information                                586,602   390,340   209,155   147,867         -         -         -         -
Seligman Frontier                           196,854   262,598   207,377    36,784         -         -         -         -

                                                   AS OF     AS OF
          Sub Account                             12/31/90  12/31/89
          -----------                             --------  --------
Bond                                                82,380   200,000
Capital                                                  -         -
International Equity                                     -         -
Managed                                            173,916   400,000
Money Market                                        80,808   200,000
Value Equity                                        83,381   200,000
Alger American Growth                                    -         -
Alger American Leveraged All Cap                         -         -
Alger American MidCap Growth                             -         -
Alger American Small Capitalization                      -         -
Berger/BIAM IPT-International                            -         -
BergerIPT-Small Company Growth                           -         -
Dreyfus Capital Appreciation                             -         -
Dreyfus Growth and Income                                -         -
Dreyfus Socially Responsible                             -         -
Fidelity VIP Growth                                      -         -
Fidelity VIP High Income                                 -         -
Fidelity VIP Overseas                                    -         -
Fidelity VIP II Asset Manager                            -         -
Fidelity VIP II Contra Fund                              -         -
Fidelity VIP II Index 500                                -         -
Fidelity VIP III Growth Opportunities                    -         -
Montgomery Variable Series: Emerging
 Markets                                                 -         -
Montgomery Variable Series: Growth
Seligman Communications and
 Information                                             -         -
Seligman Frontier                                        -         -

* The number of accumulation units for CLASF decreased in 1991 and 1990 due to the transfer of seed money from the Variable Account to our general account to meet California's insurance regulations. This did not affect the seed money in the underlying Portfolio.

                                  THE COMPANY

We are a stock life insurance company with assets as of December 31, 1998 of approximately $2.9 billion (U.S. dollars). We were incorporated under Michigan law on April 12, 1988, and Our Administrative Office is located at 6201 Powers Ferry Road, NW, Atlanta, Georgia 30339. We are principally engaged in issuing and reinsuring annuity policies.

We share Our A.M. Best rating with Our parent company, The Canada Life Assurance Company. From time to time, We will quote this rating and Our ratings from Standard & Poor's Corporation, Duff & Phelps Inc., and/or Moody's Investors Service for claims paying ability. These ratings relate to Our financial ability to meet Our contractual obligations under Our insurance contracts. They do not take into account deductibles, surrender or cancellation penalties, or timeliness of claim payment. They also do not address the suitability of a Policy for a particular purchaser, or relate to Our ability to meet non-policy obligations.

We are a wholly-owned subsidiary of The Canada Life Assurance Company, a Canadian life insurance company headquartered in Toronto, Ontario, Canada. The Canada Life Assurance Company commenced insurance operations in 1847 and has been actively operating in the United States since 1889. It is one of the largest life insurance companies in North America with consolidated assets as of December 31, 1998 of approximately $29.4 billion (U.S. dollars).

Obligations under the policies are obligations of Canada Life Insurance Company of America.

We are subject to regulation and supervision by the Michigan Insurance Bureau, as well as the laws and regulations of all jurisdictions in which We are authorized to do business.


             THE VARIABLE ACCOUNT, THE FUNDS AND THE FIXED ACCOUNT

THE VARIABLE ACCOUNT

We established the Canada Life of America Variable Annuity Account 1 (the Variable Account) as a separate investment account on July 22, 1988, under Michigan law. Although We own the assets in the Variable Account, these assets are held separately from Our other assets and are not part of Our general account. The income, gains or losses, whether or not realized, from the assets of the Variable Account are credited to or charged against the Variable Account in accordance with the policies without regard to Our other income, gains or losses.

The portion of the assets of the Variable Account equal to the reserves and other contract liabilities of the Variable Account will not be charged with liabilities that arise from any other business that We conduct. We have the right to transfer to Our general account any assets of the Variable Account which are in excess of such reserves and other liabilities.

The Variable Account is registered with the Securities and Exchange Commission (the SEC) as a unit investment trust under the Investment Company Act of 1940 (the 1940 Act) and meets the definition of a "separate account" under the federal securities laws. However, the SEC does not supervise the management, investment policies or practices of the Variable Account.

The Variable Account currently is divided into 30 Sub-Accounts. Each Sub-Account invests its assets in shares of the corresponding Portfolio of the Funds described below.

THE FUNDS

The Variable Account invests in shares of:

     The Alger American Fund (Alger American)
     Berger Institutional Products Trust (Berger Trust)
     Canada Life of America Series Fund, Inc. (CLASF)
     The Dreyfus Socially Responsible Growth Fund, Inc. (Dreyfus Socially Responsible)
     Dreyfus Variable Investment Fund (Dreyfus)

     Fidelity Variable Insurance Products Fund (Fidelity VIP)
     Fidelity Variable Insurance Products Fund II (Fidelity VIP II) Fidelity Variable Insurance Products Fund III (Fidelity VIP III) Goldman Sachs Variable Insurance Trust (Goldman Sachs VIT)
     The Montgomery Funds III (Montgomery)
     Seligman Portfolios, Inc. (Seligman)

Shares of a Portfolio of the above listed Funds are purchased and redeemed for a corresponding Sub-Account at their net asset value. Any amounts of income, dividends and gains distributed from the shares of a Portfolio are reinvested in additional shares of that Portfolio at their net asset value. The Funds' prospectuses defines the net asset value of Portfolio shares.

The Funds are management investment companies with one or more investment Portfolios. Each Fund is registered with the SEC as an open-end, management investment company. Such registration does not involve supervision of the management or investment practices or policies of the company or the Portfolios by the SEC.

The Funds may, in the future, create additional Portfolios that may or may not be available as investment options under the Policies. Each Portfolio has its own investment objectives and the income and losses for each Portfolio are determined separately for that Portfolio.

The investment objectives and policies of certain Portfolios of the Funds are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios of the Funds, however, may differ from the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios of the Funds will be comparable to the investment results of any other portfolio, even if the other portfolios have the same investment adviser or manager.

The following is a brief description of the investment objectives of each of the Funds' Portfolios. THERE IS NO ASSURANCE THAT THE INVESTMENT OBJECTIVE OF ANY PORTFOLIO WILL BE ACHIEVED. Please see the attached prospectuses for the Funds for more detailed information, including a description of risks and expenses.

CANADA LIFE OF AMERICA SERIES FUND, INC.

CLASF is a diversified open-end investment company incorporated in Maryland. CLASF has six Portfolios which use the investment advisory services of CL Capital Management, Inc., a Georgia corporation: Bond, Capital, International Equity, Managed, Money Market; and Value Equity. Three Portfolios, International Equity, the equity portion of Managed and Value Equity, use the sub-investment advisory services of Laketon Investment Management Ltd. of Toronto, Ontario, Canada, an SEC-registered investment adviser. The Capital Portfolio uses the sub-investment advisory services of J. & W. Seligman & Co. Incorporated, an unaffiliated Delaware investment manager. CL Capital Management, Inc. is a wholly owned subsidiary of our Company.

The Canada Life of America Series Fund, Inc., (CLASF) currently has six
Portfolios: Bond; Capital; International Equity; Managed; Money Market; and Value Equity. The following is a brief description of the investment objectives of each of the current Portfolios of CLASF.

BOND PORTFOLIO

The Bond Portfolio seeks as high a level of current income and capital appreciation as is consistent with preservation of principal, by investing primarily in debt securities.

CAPITAL PORTFOLIO

The Capital Portfolio seeks capital appreciation, not current income, by investing in common stocks and securities convertible into or exchangeable for common stocks, in common stock purchase warrants, in debt securities and in preferred stocks believed to provide capital appreciation opportunities.

INTERNATIONAL EQUITY PORTFOLIO

The International Equity Portfolio seeks long-term capital appreciation by investing in equity or equity-type securities of companies located outside the United States.

MANAGED PORTFOLIO

The Managed Portfolio seeks as high a level of return as possible, through capital appreciation and income, consistent with prudent investment risk and preservation of capital, by investing in equities, debt obligations and money market instruments.

MONEY MARKET PORTFOLIO

The Money Market Portfolio seeks as high a level of current income consistent with preservation of capital and liquidity by investing in money market instruments maturities of thirteen months or less.

VALUE EQUITY PORTFOLIO

The Value Equity Portfolio seeks long-term growth of capital and income by investing in equity securities which are believed to have appreciation potential.

Since CLASF may be available to other separate accounts, including registered separate accounts for variable annuity and variable life products, and non-registered separate accounts for group annuity products of Canada Life Insurance Company of America, Canada Life Insurance Company of New York, and The Canada Life Assurance Company, it is possible that material conflicts may arise between the interests of the Variable Account and one or more other separate accounts investing in CLASF. CLASF's board of directors will monitor events to identify any irreconcilable material conflict. Upon being advised of such a conflict, we will take any steps we believe necessary to resolve the matter, including removing the assets of the Variable Account from one or more Portfolios.

THE ALGER AMERICAN FUND

The Alger American Fund (Alger American) is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies; its shares also may be offered to qualified pension and retirement plans. Each of its Portfolios has distinct investment objectives and policies. Further information regarding the investment practices of each of the Portfolios is set forth below.

ALGER AMERICAN GROWTH PORTFOLIO

The Alger American Growth Portfolio seeks long-term capital appreciation by focusing on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the Portfolio invests primarily in the equity securities of large companies. The Portfolio considers a large company to have a market capitalization of $1 billion or greater.

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

The Alger American Leveraged AllCap Portfolio seeks long-term capital appreciation. Under normal circumstances, the Portfolio invests in the equity securities of companies of any size which demonstrate promising growth potential. The Portfolio can leverage, that is, borrow money, up to one-third of its total assets to buy additional securities. By borrowing money, the Portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

The investment objective of the Portfolio is long-term capital appreciation. It focuses on midsize companies with promising growth potential. Under normal circumstances, the Portfolio invest primarily in the equity securities of companies having a market capitalization within the range of companies in the S&P MidCap 400 Index.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

The investment objective of the Alger American Small Capitalization Portfolio is long-term capital appreciation. It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the Portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the Russell 2000 Growth Index or the S&P SmallCap 600 Index.

BERGER INSTITUTIONAL PRODUCTS TRUST

The Berger Institutional Products Trust (Berger Trust) is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies; and its shares may also be offered to qualified pension and retirement plans. The Berger Trust is an open-end investment company and each of its Portfolios has distinct investment objectives and policies. Further information regarding the investment practices of the Portfolios available under this Policy is set forth below.

BERGER/BIAM IPT-INTERNATIONAL FUND

The Portfolio is advised by BBOI Worldwide LLC, which has delegated daily management of the Portfolio to Bank of Ireland Asset Management (U.S.) Limited. The investment objective of the Berger/BIAM IPT-International Fund is long-term capital appreciation. The Portfolio seeks to achieve this objective by investing primarily in common stocks of well established companies located outside the United States. The Portfolio intends to diversify its holdings among several countries and to have, under normal market conditions, at least 65% of the Portfolio's total assets invested in the securities of companies located in at least five countries, not including the United States.

BERGER IPT-SMALL COMPANY GROWTH FUND

The Portfolio is advised by Berger Associates, Inc. The investment objective of the Berger IPT-Small Company Growth Fund is capital appreciation. The Portfolio seeks to achieve this objective by investing primarily in common stocks of small companies and other securities with equity features. Under normal circumstances, the Portfolio invests at least 65% of its assets in equity securities of companies whose market capitalizations, at the time of initial purchase, is less than the 12-month average of the maximum market capitalization for companies included in the Russell 2000. This average is updated monthly. The balance of the Portfolio may be invested in larger companies, government securities or other short-term investments.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

The Dreyfus Socially Responsible Growth Fund, Inc. (Dreyfus Socially Responsible) seeks to provide capital growth by investing principally in common stocks, or securities convertible into common stock, of companies which, in the opinion of the Fund's management, not only meet traditional investment standards, but also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is a secondary goal.

DREYFUS VARIABLE INVESTMENT FUND

Dreyfus Variable Investment Fund is an open-end, management investment company, that is intended to be a funding vehicle for variable annuity and variable life insurance contracts. Two of the Fund's Portfolios are available under this Policy, the Dreyfus-Growth and Income Portfolio and Dreyfus-Capital Appreciation Portfolio.

DREYFUS-CAPITAL APPRECIATION PORTFOLIO

The Capital Appreciation Portfolio seeks to provide long-term capital growth consistent with the preservation of capital; current income is a secondary goal. The Portfolio invests principally in common stocks of domestic and foreign companies. The Portfolio generally will seek investment opportunities in large capitalization companies.

DREYFUS-GROWTH AND INCOME PORTFOLIO

The Growth and Income Portfolio seeks long-term capital growth, current income and growth of income, consistent with reasonable investment risk. The Portfolio invests primarily in equity and debt securities and money market instruments of domestic and foreign issuers. The proportion of the Portfolio's assets invested in each type of security will vary from time to time in accordance with The Dreyfus Corporation's assessment of economic conditions and investment opportunities.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

The Fidelity Variable Insurance Products Fund (Fidelity VIP) acts as one of the funding vehicles for the Policy with three Portfolios available under the
Policy: Fidelity VIP Growth; Fidelity VIP High Income; and Fidelity VIP Overseas. Fidelity VIP is managed by Fidelity Management & Research Company (Investment Manager).

FIDELITY VIP GROWTH PORTFOLIO

The Fidelity VIP Growth Portfolio seeks to achieve capital appreciation. The Portfolio invests primarily in common stocks.

FIDELITY VIP HIGH INCOME PORTFOLIO

The Fidelity VIP High Income Portfolio seeks to obtain a high level of current income by investing at least 65% of total assets in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities, while also considering growth of capital. Please refer to the accompanying Fidelity prospectus for a description and explanation of the unique risks associated with investing in high risk, high yielding, lower rated fixed income securities.

FIDELITY VIP OVERSEAS PORTFOLIO

The Fidelity VIP Overseas Portfolio seeks long-term growth of capital primarily through investments in foreign securities. This Portfolio provides a means for investors to diversify their own Portfolios by participating in companies and economies outside of the United States.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II

The Fidelity Variable Insurance Products Fund II (Fidelity VIP II) acts as one of the funding vehicles for the Policy with the VIP II Asset Manager, VIP II Contrafund and VIP II Index 500 Portfolios available under the Policy. Fidelity VIP II is managed by Fidelity Management & Research Company (Investment Manager).

FIDELITY VIP II ASSET MANAGER PORTFOLIO

The Fidelity VIP II Asset Manager Portfolio seeks high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term money market instruments.

FIDELITY VIP II CONTRAFUND PORTFOLIO

The Fidelity VIP II Contrafund Portfolio seeks capital appreciation by investing in securities of companies whose value the Investment Manager believes is not fully recognized by the public.

FIDELITY VIP II INDEX 500 PORTFOLIO

The Fidelity VIP II Index 500 Portfolio seeks a total return which corresponds to that of the Standard & Poor's Composite Index of 500 Stocks.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III

The Fidelity Variable Insurance Products Fund III (Fidelity VIP III) acts as one of the funding vehicles for the Policy with the VIP III Growth Opportunities Portfolio available under the Policy. Fidelity VIP III is managed by Fidelity Management & Research Company (Investment Manager).

FIDELITY VIP III GROWTH OPPORTUNITIES PORTFOLIO

The Fidelity VIP III Growth Opportunities Portfolio seeks capital growth by investing primarily in common stocks.

GOLDMAN SACHS VARIABLE INSURANCE TRUST

The Goldman Sachs Variable Insurance Trust is an open-end, management investment company offering the following Portfolios: Goldman Sachs VIT Capital Growth Portfolio, Goldman Sachs VIT CORE U.S. Equity Portfolio, Goldman Sachs VIT Global Income Portfolio and Goldman Sachs VIT Growth and Income Portfolio.

GOLDMAN SACHS VIT CAPITAL GROWTH PORTFOLIO*

This Portfolio seeks long-term growth of capital through diversified investments in equity securities of companies that are considered to have long-term capital appreciation potential.

GOLDMAN SACHS VIT CORE U.S. EQUITY PORTFOLIO*

This Portfolio seeks long-term growth of capital and dividend income through a broadly diversified Portfolio of large cap and blue chip equity securities representing all major sectors of the U.S. economy.

GOLDMAN SACHS VIT GLOBAL INCOME PORTFOLIO*

This Portfolio seeks a high total return, emphasizing current income and, to a lessor extent, providing opportunities for capital appreciation. The Fund invests primarily in a Portfolio of high quality fixed-income securities of U.S. foreign issuers and foreign currencies.

GOLDMAN SACHS VIT GROWTH AND INCOME PORTFOLIO*

This Portfolio seeks long-term growth of capital and growth of income through investments in equity securities that are considered to have favorable prospects for capital appreciation and/or dividend paying ability.

* Subject to approval. Please check with Your registered representative or Our Administrative Office for availability.

THE MONTGOMERY FUNDS III

Shares of Montgomery Variable Series: Emerging Markets Fund and Montgomery Variable Series: Growth Fund, Portfolios of The Montgomery Funds III (Montgomery), an open-end investment company, are available under this Policy.

MONTGOMERY VARIABLE SERIES: EMERGING MARKETS FUND

The investment objective of this Portfolio is capital appreciation, which under normal conditions it seeks by investing at least 65% of its total assets in equity securities of companies in countries having emerging markets. For these purposes, the Portfolio defines an emerging market country as having an economy that is or would be considered by the World Bank or the United Nations to be emerging or developing.

MONTGOMERY VARIABLE SERIES: GROWTH FUND

The investment objective of this Portfolio is capital appreciation, which under normal conditions it seeks by investing at least 65% of its total assets in the equity securities, usually common stock of domestic companies of all sizes and emphasizes companies having market capitalizations of $1 billion or more.

SELIGMAN PORTFOLIOS, INC.

Seligman Portfolios, Inc. (Seligman) currently has fifteen Portfolios, two of which are available under the Policy: Communications and Information; and Frontier. Seligman is a diversified open-end investment company incorporated in Maryland which uses the investment advisory services of J. & W. Seligman & Co. Incorporated, a Delaware corporation.

SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO

The investment objective of this Portfolio is to produce capital gain. Income is not an objective. The Portfolio seeks to achieve its objective by investing primarily in securities of companies operating in the communications, information and related industries.

SELIGMAN FRONTIER PORTFOLIO

The investment objective of this Portfolio is to produce growth in capital value; income may be considered but will be only incidental to the Portfolio's investment objective. The Portfolio invests primarily in equity securities of smaller companies selected for their growth prospects.

A FULL DESCRIPTION OF THE FUNDS, THEIR INVESTMENT OBJECTIVES, THEIR POLICIES AND RESTRICTIONS, THEIR EXPENSES AND OTHER ASPECTS OF THEIR OPERATION, AS WELL AS A DESCRIPTION OF THE RISKS RELATED TO INVESTMENT IN THE FUNDS, IS CONTAINED IN THE ATTACHED PROSPECTUSES FOR THE FUNDS. THE PROSPECTUSES FOR THE FUNDS SHOULD BE READ CAREFULLY BY A PROSPECTIVE PURCHASER ALONG WITH THIS PROSPECTUS BEFORE INVESTING.

RESERVED RIGHTS

We reserve the right to substitute shares of another Portfolio of the Funds or shares of another registered open-end investment company if, in our judgment, investment in shares of a current Portfolio(s) is no longer appropriate. This decision will be based on a legitimate reason, such as a change in investment objective, a change in the tax laws, or the shares are no longer available for investment. We will first obtain SEC approval, if such approval is required by law.

When permitted by law, We also reserve the right to:

     .    create new separate accounts;

     . combine separate accounts, including the Canada Life of America Variable Annuity Account 2;

     . remove, combine or add Sub-Accounts and make the new Sub-Accounts available to Policyowners at Our discretion;

     . add new Portfolios of the Funds or of other registered investment companies;

     . deregister the Variable Account under the 1940 Act if registration is no longer required;

     .    make any changes required by the 1940 Act; and

     . operate the Variable Account as a managed investment company under the 1940 Act or any other form permitted by law.

If a change is made, We will send You a revised prospectus and any notice required by law.

CHANGE IN INVESTMENT OBJECTIVE

The investment objective of a Sub-Account may not be changed unless the change is approved, if required, by the Michigan Insurance Bureau. A statement of such approval will be filed, if required, with the insurance department of the state in which the Policy is delivered.

THE FIXED ACCOUNT

You may allocate some or all of the Net Premium and/or make transfers from the Variable Account to the Fixed Account. The Fixed Account pays interest at rates declared subject to our sole discretion and without any formula (Guaranteed Interest Rates) guaranteed for selected periods of time (Guarantee Periods). The principal, after deductions, is also guaranteed.

Policyowners allocating Net Premium and/or Policy Value to the Fixed Account do not participate in the investment performance of assets of the Fixed Account. The Fixed Account value is calculated by:

     .    adding the Net Premium and/or Policy Value allocated to it;

     .    adding the Guaranteed Interest Rate credited on amounts in it; and

     . subtracting any charges or Market Value Adjustments imposed on amounts in it in accordance with the terms of the Policy

The following also applies to the Fixed Account:

     . The Fixed Account is part of Our general account. We assume the risk of investment gain or loss on this amount. All assets in the general account are subject to Our general liabilities from business operations. The Fixed Account is not affected by the investment performance of the Variable Account.

     . Interests issued by Us in connection with the Fixed Account have not been registered under the Securities Act of 1933 (the 1933 Act). Also, neither the Fixed Account nor the general account has been registered as an investment company under the 1940 Act. So, neither the Fixed Account nor the general account is generally subject to regulation under either Act. However, certain disclosures may be subject to generally applicable provisions of the federal securities laws regarding the accuracy of statements made in a registration statement.

     .    The Fixed Account may not be available in all states.

GUARANTEE AMOUNT

The Guarantee Amount is the portion of the Policy Value allocated to the Fixed Account. The Guarantee Amount includes:

     .    Net Premium allocated to Guarantee Periods;

     .    Policy Value transferred to Guarantee Periods;

     .    interest credited to the Policy Value in the Guarantee Periods; and

     .    the deduction of charges assessed in connection with the Policy.

If the Guarantee Amount in a Guarantee Period remains until the end of the Guarantee Period, the value will be equal to the amount originally placed in the Guarantee Period increased by its Guaranteed Interest Rate (compounded annually). If a Guarantee Amount is surrendered, withdrawn, or transferred prior to the end of the Guarantee Period, it may be subject to a Market Value Adjustment, as described below. This may result in the payment of an amount greater or less than the Guarantee Amount at the time of the transaction.

The Guarantee Amount is guaranteed to accumulate at a minimum effective annual interest rate of 3%.

GUARANTEE PERIODS

Guarantee Periods are specific intervals of time over which the Guarantee Amount is credited with interest at a specific Guaranteed Interest Rate. We currently offer Guarantee Periods of one, three, five, seven and ten years. We will always offer a Guarantee Period of one year. Since the specific Guarantee Periods available may change periodically, please contact Our Administrative Office to determine the Guarantee Periods currently being offered. Guarantee Periods may not be available in all states.

Beginning and Ending of Guarantee Periods. Guarantee Periods begin on the date a Net Premium is allocated to, or a portion of the Policy Value is transferred to, the Guarantee Period. Guarantee Periods end on the last calendar day of the month when the number of years in the Guarantee Period chosen (measured from the end of the month in which the amount was allocated or transferred to the Guarantee Period) has elapsed.

Guaranteed Interest Rates. Once an amount has been allocated or transferred to a Guarantee Period, the applicable Guaranteed Interest Rate will not change during that Guarantee Period. However, Guaranteed Interest Rates for different allocations and transfers may differ, depending on the timing of the allocation and transfer.

Expiration of Guarantee Period. During the 30 day period following the end of a Guarantee Period (30 day window), a Policyowner may transfer the Guarantee Amount to a new Guarantee Period or to a Sub-Account(s). A Market Value Adjustment will not apply if the Guarantee Amount is surrendered, withdrawn, or transferred during the 30 day window. During the 30 day window, the Guarantee Amount will generally accrue interest at an annual effective rate of 3%. However, if the Guarantee Amount is placed in another Guarantee Period You will receive the interest rate for that Guarantee Period.

Prior to the expiration date of any Guarantee Period, We will notify You of available Guarantee Periods and their corresponding Guaranteed Interest Rates.

     . A new Guarantee Period of the same length as the previous Guarantee Period will begin automatically on the first day following the expired Guarantee Period, unless We receive Written Notice, prior to the end of the 30 day window, containing instructions to transfer all or a portion of the expiring Guarantee Amount to a Sub-Account(s) or a Guarantee Period.
     . If We do not receive such Written Notice and are not offering a Guarantee Period of the same length as the expiring Guarantee Period, then a new Guarantee Period of one year will begin automatically on the first day following the end of the expired Guarantee Period.
     . A Guarantee Period of one year will also begin automatically if renewal of the expiring Guarantee Period would continue the Policy beyond its Annuity Date.

Reserved Rights. To the extent permitted by law, We reserve the right at any time to:

     1. offer Guarantee Periods that differ from those available when a Policyowner's Policy was issued; and

     2. stop accepting Net Premium allocations or transfers of Policy Value to a particular Guarantee Period.

Dollar Cost Averaging. From time to time We may offer a special Guarantee Period, not to exceed one year, whereby You may elect to automatically transfer specified additional premium from this account to any Sub-Account(s) and/or other Guarantee Period(s) on a periodic basis, for a period not to exceed twelve months. This special Guarantee Period is subject to Our administrative procedures and the restrictions disclosed in the "Transfer Privilege" section. A special interest rate may be offered for this Guarantee Period, which may differ from that offered for any other one year Guarantee Period. The available interest rate will always be an effective annual interest rate of at least 3%. This Guarantee Period is used solely in connection with the "dollar cost averaging" privilege (see "Dollar Cost Averaging Privilege").

MARKET VALUE ADJUSTMENT

A Market Value Adjustment compares:

     (i) the Guaranteed Interest Rate applied to the Guarantee Period from which a Guarantee Amount is surrendered, withdrawn, or transferred; and

     (ii) the current Guaranteed Interest Rate that is credited for an equal Guarantee Period.

If an equal Guarantee Period is not offered, We will use the weighted average of the Guaranteed Interest Rates for the Guarantee Periods closest in duration that are offered. Any surrender, withdrawal, or transfer of a Guarantee Amount is subject to a Market Value Adjustment, unless:

     . the Effective Date of the surrender, withdrawal, or transfer is within 30 days after the end of a Guarantee Period;

     . the surrender, withdrawal or transfer is from the one year Guarantee Period; or

     . the surrender, withdrawal or transfer is to provide death benefits, nursing home benefits, terminal illness benefits or annuitization.

The Market Value Adjustment will be applied after deducting any Annual Administration Charge or transfer fees, but before deducting any surrender charges or taxes incurred. The Market Value Adjustment will never invade principal nor reduce earnings on amounts allocated to a particular Guarantee Period to less than 3% per year.

On the date the Market Value Adjustment is to be applied, one of the following will happen:

     . If the Guaranteed Interest Rate for the selected Guarantee Period, less 0.50%, is less than the Guaranteed Interest Rate currently being offered for new Guarantee Periods of equal length, the Market Value Adjustment will result in a payment of an amount less than the Guarantee Amount (or portion thereof) being surrendered, withdrawn, or transferred.

     . If the Guaranteed Interest Rate for the selected Guarantee Period is greater than 0.50% plus the Guaranteed Interest Rate currently being offered for new Guarantee Periods of equal length, the Market Value Adjustment will result in the payment of an amount greater than the Guarantee Amount (or portion thereof) being surrendered, withdrawn, or transferred.

The Market Value Adjustment is computed by multiplying the amount being surrendered, withdrawn, or transferred by the Market Value Adjustment Factor. The Market Value Adjustment Factor is calculated as follows:

Market Value Adjustment Factor = Lesser of   (a)   (1 + i)  n/12

                                        -----------------       -  1
                                        (1 +r + .005)n/12


                           or    (b)             .05

         where:

         "i" is the Guaranteed Interest Rate currently being credited to the amount being surrendered, withdrawn, or transferred;

         "r" is the Guaranteed Interest Rate that is currently being offered for a Guarantee Period of duration equal to the Guarantee Period for the Guarantee Amount from which the amount being surrendered, withdrawn, or transferred is taken; and

         "n" is the number of months remaining to the expiration of the Guarantee Period for the Guarantee Amount from which the amount being surrendered, withdrawn, or transferred is taken.


                         DESCRIPTION OF ANNUITY POLICY

TEN DAY RIGHT TO EXAMINE POLICY

Generally, You have ten days after You receive the Policy to decide if You would like to cancel the Policy. In California You have 30 days if You are age 60 or over, in Colorado You have 15 days, and in Idaho and North Dakota You have 20 days.

If the Policy does not meet Your needs, return it to Our Administrative Office. Within seven days of receipt of the Policy, We will return the Policy Value. In states which do not allow return of Policy Value, We will return the full premium paid, without interest and less the amount of any partial withdrawals. When the Policy is issued as an IRA and canceled within seven days, We will return all premiums if the premiums are greater than the amount otherwise payable.

PREMIUM

INITIAL PREMIUM

You must submit a complete application and check made payable to Us for the initial premium. The following chart outlines the minimum initial premium accepted.

                                                                                                MINIMUM INITIAL
        TYPE OF POLICY                                                                         PREMIUM ACCEPTED*
Policy is an IRA........................................................................................$2,000
Policy is not an IRA....................................................................................$5,000
Policy is IRA and PAC agreement** for additional premiums submitted.....................................$   50
Policy is not an IRA and PAC agreement for additional premiums submitted................................$  100

 * We reserve the right to lower or raise the minimum initial premium.
** For more information on PAC agreements, see "Pre-Authorized Check Agreement
   Plan."

The application must meet Our underwriting standards. The application must be properly completed and accompanied by all the information necessary to process it, including the initial premium. We will normally accept the application and apply the initial Net Premium within two Valuation Days of receipt at Our Administrative Office. However, We may hold the premium for up to five Valuation Days while We attempt to complete the processing of an incomplete application. If this cannot be done within five Valuation Days, We will inform You of the reasons for the delay and immediately return the premium, unless You specifically consent to Our keeping the premium until the application is made complete. We will then apply the initial Net Premium within two Valuation Days of when the application is correctly completed.

ADDITIONAL PREMIUM

You may make additional premium payments at any time during any Annuitant's lifetime and before the Annuity Date. Our prior approval is required before We will accept an additional premium which, together with the total of other premiums paid, would exceed $1,000,000. We will apply additional Net Premium as of receipt at Our Administrative Office. We will give You a receipt for each additional premium payment.

The following chart outlines the minimum additional premium accepted.

                                                                                            MINIMUM ADDITIONAL
        TYPE OF POLICY                                                                       PREMIUM ACCEPTED*
Policy is an IRA........................................................................................$1,000
Policy is not an IRA....................................................................................$1,000
Policy is IRA and PAC agreement** for additional premiums submitted.....................................$   50
Policy is not an IRA and PAC agreement for additional premiums submitted................................$  100

*   We reserve the right to lower or raise the minimum additional premium.
** For more information on PAC agreements, see "Pre-Authorized Check Agreement Plan."

PRE-AUTHORIZED CHECK AGREEMENT PLAN

You may choose to have monthly premiums automatically collected from Your checking or savings account pursuant to a pre-authorized check agreement plan
(PAC). This plan may be terminated by You or Us after 30 days Written Notice, or at any time by Us if a payment has not been paid by Your bank. This option is not available on the 29th, 30th or 31st day of each month. There is no charge for this feature.

ELECTRONIC DATA TRANSMISSION OF APPLICATION INFORMATION

In certain states, We may accept electronic data transmission of application information accompanied by a wire transfer of the initial premium. Contact Us to find out about state availability.

Upon receipt of the electronic data and wire transmittal, We will process the information and allocate the premium payment according to Your instructions. We will then send a Policy and verification letter to You to sign.

During the period from receipt of the initial premium until the signed verification letter is received, no financial transactions may be executed under the Policy, unless You request such transactions in writing and provide a signature guarantee.

NET PREMIUM ALLOCATION

You elect in Your application how You want Your initial Net Premium to be allocated among the Sub-Accounts and the Fixed Account. Any additional Net Premium will be allocated in the same manner unless, at the time of payment, We have received Your Written Notice to the contrary.

We cannot guarantee that a Sub-Account or shares of a Portfolio will always be available. If You request that all or part of a premium be allocated to a Sub-Account or underlying Portfolio that is not available, We will immediately return that portion of the premium to You, unless You specify otherwise.

CASH SURRENDER VALUE

The Cash Surrender Value is the Policy Value less any applicable surrender charge, Annual Administration Charge and Market Value Adjustment.

POLICY VALUE

The Policy Value is the sum of the Variable Account value and the Fixed Account value.

VARIABLE ACCOUNT VALUE

To calculate the Variable Account value before the Annuity Date, multiply (a) by
(b), where:

     a)   is the number of Units credited to the Policy for each Sub-Account;
          and
     b)   is the current Unit Value of these Units.

UNITS

We credit Net Premium in the form of Units. The number of Units credited to the Policy for each Sub-Account is (a) divided by (b), where:

     a)   is the Net Premium allocated to that Sub-Account; and
     b) is the Unit Value for that Sub-Account (at the end of the Valuation Period during which We receive the premium).

We will credit Units for the initial Net Premium on the Effective Date of the Policy. We will adjust the Units for any transfers in or out of a Sub-Account, including any transfer processing fee.

We will cancel the appropriate number of Units based on the Unit Value at the end of the Valuation Period in which any of the following occurs:

     .    the Annual Administration Charge is assessed;
     . the date We receive and file Your Written Notice for a partial withdrawal or surrender;
     .    the date of a systematic withdrawal;
     .    the Annuity Date; or
     . the date We receive Due Proof of Your death or the Last Surviving Annuitant's death.

UNIT VALUE

The Unit Value for each Sub-Account's first Valuation Period is generally set at $10. After that, the Unit Value is determined by multiplying the Unit Value at the end of the immediately preceding Valuation Period by the Net Investment Factor for the current Valuation Period.

The Unit Value for a Valuation Period applies to each day in that period. The Unit Value may increase or decrease from one Valuation Period to the next.

NET INVESTMENT FACTOR

The Net Investment Factor is an index that measures the investment performance of a Sub-Account from one Valuation Period to the next. Each Sub-Account has a Net Investment Factor, which may be greater than or less than 1.

The Net Investment Factor for each Sub-Account for a Valuation Period equals 1 plus the rate of return earned by the Portfolio in which the Sub-Account You selected invests, adjusted for taxes charged or credited to the Sub-Account, the mortality and expense risk charge, and the daily administration fee.

To find the rate of return of each Portfolio in which the Sub-Accounts invest, divide (a) by (b) where:

     (a) is the net investment income and net gains, realized and unrealized, credited during the current Valuation Period; and
     (b) is the value of the net assets of the relevant Portfolio at the end of the preceding Valuation Period, adjusted for the net capital transactions and dividends declared during the current Valuation Period.

TRANSFERS

TRANSFER PRIVILEGE

You may transfer all or a part of an amount in a Sub-Account(s) to another Sub-Account(s) or to a Guarantee Period(s). You also can transfer an amount in a Guarantee Period(s) to a Sub-Account(s) or another Guarantee Period(s). Transfers are subject to the following restrictions:

     1.   the Company's minimum transfer amount, currently $250;
     2. a transfer request that would reduce the amount in that Sub-Account or Guarantee Period below $500 will be treated as a transfer request for the entire amount in that Sub-Account or Guarantee Period; and
     3. transfers from the Guarantee Periods, except from the one year Guarantee Period, may be subject to a Market Value Adjustment.

We cannot guarantee that a Sub-Account or shares of a Portfolio will always be available. If You request an amount in a Sub-Account or Guarantee Period be transferred to a Sub-Account at a time when the Sub-Account or underlying Portfolio is unavailable, We will not process Your transfer request. This request will not be counted as a transfer for purposes of determining the number of free transfers executed in a year. The Company reserves the right to change its minimum transfer amount requirements.

Excessive trading (including short-term "market timing" trading) may adversely affect the performance of the Sub-Accounts. If a pattern of excessive trading by a Policyowner or the Policyowner's agent develops, We reserve the right not to process the transfer request. If Your request is not processed, it will not be counted as a transfer for purposes of determining the number of free transfers executed.

TELEPHONE TRANSFER PRIVILEGE

We can process Your transfer request by phone if You have completed Our administrative form or initialed the authorization box on Your application. The authorization will remain effective until We receive Your written revocation or We discontinue this privilege.

We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If We do not employ such reasonable procedures, We may be liable for any losses due to unauthorized or fraudulent instructions. These procedures may include recording telephone calls and obtaining personal security codes and contract number before effecting any transfers.

We can not accept or process transfer requests left on Our voice mail system, although transfers through Our Intouch(R) Voice Response System are acceptable.

INTOUCH(R) VOICE RESPONSE SYSTEM

The Intouch Voice Response System is our interactive voice response system which You can access through Your touch tone telephone. Use of this service allows you to:

     .    obtain current Sub-Account balances;
     .    obtain current Policy and Unit Values;
     .    obtain the current Guarantee Period(s)' interest rate(s);
     .    change Your Sub-Account allocation; and
     .    effect transfers between Sub-Accounts or to the Guarantee Periods.

Transfers from the Guarantee Periods, other than from the one-year Guarantee Period, are not permitted under the Intouch Voice Response System. Your Policy number and Personal Identification Number, issued by Us to ensure security, are required for any transfers and/or allocation changes.

When using the Intouch Voice Response System, You will not be assessed a transfer processing fee regardless of the number of transfers made per Policy Year.

DOLLAR COST AVERAGING PRIVILEGE

You may choose to automatically transfer specified amounts from any Sub-Account or the one year Guarantee Period (either one a disbursement account) to any other Sub-Account(s) or Guarantee Period(s) on a periodic basis. Transfers are subject to Our administrative procedures and the restrictions in "Transfer Privilege." This privilege is intended to allow You to utilize "Dollar Cost Averaging" (DCA), a long-term investment method which provides for regular, level investments over time. We make no representation or guarantee that DCA will result in a profit or protect against loss. You should first discuss this (as you would all other investment strategies) with Your registered representative.

To initiate DCA, We must receive Your Written Notice on Our form. Once elected, transfers will be processed until one of the following occurs:

     . the entire value of the Sub-Account or the one year Guarantee Period is completely depleted; or
     .    We receive Your written revocation of such monthly transfers; or
     .    We discontinue this privilege.

We reserve the right to change Our procedures or to discontinue the DCA privilege upon 30 days Written Notice to You.

This option is not available on the 29th, 30th or 31st day of each month. There is no charge for this feature.

TRANSFER PROCESSING FEE

There is no limit to the number of transfers that You can make between Sub-Accounts or the Guarantee Periods. The first 12 transfers during each Policy Year are currently free, although We reserve the right to change this procedure. We currently assess a $25 transfer fee for the 13th and each additional transfer in a Policy Year. A transfer request (which includes Written Notices and telephone calls) is considered to be one transfer, regardless of the number of Sub-Accounts or Guarantee Periods affected by the request. The processing fee will be deducted proportionately from the receiving Sub-Account(s) and/or Guarantee Period(s). The $25 transfer fee is waived when using the Intouch(R) Voice Response System, portfolio rebalancing, and dollar cost averaging.

PAYMENT OF PROCEEDS

PROCEEDS

Proceeds means the amount We will pay when the first of the following events occurs:

     .    the Annuity Date;
     .    the Policy is surrendered;
     .    We receive Due Proof of Death of any Owner;
     .    We receive Due Proof of Death of the Last Surviving Annuitant.

If death occurs prior to the Annuity Date, proceeds are paid in one of the following ways:

     .    lump sum;
     . within 5 years of the Owner's death, as required by federal tax laws (see "Proceeds on Death of Any Owner"); or
     .    by a mutually agreed upon payment option. See "Election of Options."

The Policy ends when We pay the proceeds.

We will deduct any applicable premium tax from the proceeds, unless We deducted the tax from the premiums when paid.

PROCEEDS ON ANNUITY DATE

If Payment Option 1 is in effect on the Annuity Date, We will pay the Policy Value. See "Payment Options."

You may annuitize at any time, and may change the Annuity Date, subject to these limitations:

     1. We must receive Your Written Notice at Our Administrative Office at least 30 days before the current Annuity Date;
     2. The requested Annuity Date must be a date that is at least 30 days after We receive Your Written Notice; and

     3. The requested Annuity Date may be no later than the first day of the month after any Annuitant's 100th birthday.

The proceeds paid will be the Policy Value if paid on the first day of the month after any Annuitant's 100th birthday.

PROCEEDS ON SURRENDER

If You surrender the Policy, We will pay the Cash Surrender Value. The Cash Surrender Value will be determined on the date We receive Your Written Notice for surrender and Your Policy at Our Administrative Office.

You may elect to have the Cash Surrender Value paid in a single sum or under a payment option. See "Payment Options." The Policy ends when We pay the Cash Surrender Value. You may avoid a surrender charge by electing to apply the Policy Value under Payment Option 1. See "Proceeds on Annuity Date."

Surrender proceeds may be subject to federal income tax, including a penalty tax. See "FEDERAL TAX STATUS."

PROCEEDS ON DEATH OF LAST SURVIVING ANNUITANT BEFORE ANNUITY DATE (THE DEATH BENEFIT)

If the Last Surviving Annuitant dies before the Policy Value is transferred to a payment option, We will pay the Beneficiary a Death Benefit.

     THE FOLLOWING APPLIES ONLY TO POLICIES ISSUED ON OR AFTER MAY 1, 1996 OR SUCH LATER DATE AS APPLICABLE REGULATORY APPROVALS ARE OBTAINED IN THE JURISDICTION IN WHICH THE POLICIES ARE OFFERED.

     If we receive Due Proof of Death during the first five Policy Years, the Death Benefit is the greater of:

          1. the premiums paid, less any partial withdrawals, surrender charges, and incurred taxes; or
          2.   the Policy Value on the date we receive Due Proof of Death.

     If we receive Due Proof of Death after the first five Policy Years, the Death Benefit is the greatest of:

          1.   item "1" above;
          2.   item "2" above; or
          3. the Policy Value at the end of the most recent 5 Policy Year period occurring before the date we receive Due Proof of Death. This value will be adjusted for any partial withdrawals, surrender charges, incurred taxes, and premiums paid. The 5 Policy Year periods are measured from the Policy Date (i.e., 5, 10, 15, 20, etc.).

     If on the date the Policy was issued, all Annuitants were attained age 80 or less, then after any Annuitant attains age 81, the Death Benefit is the greater of items "1" or "2" above. However, if on the date the Policy was issued, any Annuitant was attained age 81 or more, then the Death Benefit is the Policy Value.

     THE FOLLOWING APPLIES ONLY TO POLICIES ISSUED FROM MAY 1, 1995 THROUGH APRIL 30, 1996, OR SUCH LATER DATE AS APPLICABLE REGULATORY APPROVALS WERE OBTAINED IN THE JURISDICTION IN WHICH THE POLICIES ARE OFFERED.

     If we receive Due Proof of Death during the first seven Policy Years, the Death Benefit is the greater of:

          1. the premiums paid, less any partial withdrawals, surrender charges, and incurred taxes; or
          2.   the Policy Value on the date we receive Due Proof of Death.

     If we receive Due Proof of Death after the first seven Policy Years, the Death Benefit is the greatest of:

          1.   item "1" above;
          2.   item "2" above; or
          3. the Policy Value at the end of the most recent 7 Policy Year period occurring before the date we receive Due Proof of Death. This value will be adjusted for any partial withdrawals, surrender charges, incurred taxes, and premiums paid. The 7 Policy Year periods are measured from the Policy Date (i.e., 7, 14, 21, 28, etc.). No further step-ups in Death Benefit will occur after the age of 80.

     THE FOLLOWING APPLIES ONLY TO POLICIES ISSUED PRIOR TO MAY 1, 1995 OR SUCH LATER DATE AS APPLICABLE REGULATORY APPROVALS WERE OBTAINED IN THE JURISDICTION IN WHICH THE POLICIES ARE OFFERED.

     If we receive Due Proof of Death during the first five Policy Years, the Death Benefit is the greater of:

          1. the premiums paid, less any partial withdrawals, surrender charges, and incurred taxes; or
          2.   the Policy Value on the date we receive Due Proof of Death.

     If we receive Due Proof of Death after the first five Policy Years, the Death Benefit is the greatest of:

          1.   item "1" above;
          2.   item "2" above; or
          3. the Policy Value at the end of the most recent 5 Policy Year period occurring before the date we receive Due Proof of Death. This value will be adjusted for any partial withdrawals, surrender charges, incurred taxes, and premiums paid. The 5 Policy Year periods are measured from the Policy Date (i.e., 5, 10, 15, 20, etc.).

PROCEEDS ON DEATH OF ANY OWNER

If any Policyowner dies before the Annuity Date, the following rules apply:

     . If You (the deceased Policyowner) were not the Last Surviving Annuitant and We receive Due Proof of Your death before the Annuity Date, We will pay the Beneficiary the Policy Value as of the date We receive Due Proof of Your death.

     . If You were the Last Surviving Annuitant and We receive Due Proof of Your death before the Annuity Date, We will pay the Beneficiary the Death Benefit described in "Proceeds on the Death of Last Surviving Annuitant Before Annuity Date."

     . As required by federal tax law, regardless of whether You were the Annuitant, the entire interest in the Policy will be distributed to the Beneficiary:

               a)   within five years of Your death; or
               b) over the life of the Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, with payments beginning within one year of Your death.

However, if Your spouse is the Beneficiary the Policy may be continued. If this occurs and You were the only Annuitant, Your spouse will become the Annuitant.

If any Policyowner dies on or after the Annuity Date but before all proceeds payable under the Policy have been distributed, We will continue payments to the designated payee under the payment option in effect on the date of the deceased Policyowner's death.

If any Policyowner is not an individual, the death or change of any Annuitant will be treated as the death of a Policyowner, and We will pay the Beneficiary the Cash Surrender Value.

This will be construed in a manner consistent with section 72(s) of the Internal Revenue Code of 1986, as amended. If anything in the Policy conflicts with the foregoing, this Prospectus will control.

INTEREST ON PROCEEDS

We will pay interest on proceeds if We do not pay the proceeds in a single sum or begin paying the proceeds under a payment option:

     1.   within 30 days after the proceeds become payable; or
     2. within the time required by the applicable jurisdiction, if less than 30 days.

This interest will accrue from the date the proceeds become payable to the date of payment, but not for more than one year, at an annual rate of 3%, or the rate and time required by law, if greater.

PARTIAL WITHDRAWALS

You may withdraw part of the Cash Surrender Value, subject to the following:

     1.   the Company's minimum partial withdrawal is currently $250;
     2. the maximum partial withdrawal is the amount that would leave a Cash Surrender Value of $2,000; and

     3. a partial withdrawal request which would reduce the amount in a Sub-Account or a Guarantee Period below $500 will be treated as a request for a full withdrawal of the amount in that Sub-Account or Guarantee Period.

On the date We receive at Our Administrative Office Your Written Notice for a partial withdrawal, We will withdraw the partial withdrawal from the Policy Value. We will then deduct any applicable surrender charge from the amount requested for withdrawal.
The Company reserves the right to change its minimum partial withdrawal amount requirements.

You may specify the amount to be withdrawn from certain Sub-Accounts or Guarantee Periods. If You do not provide this information to us, We will withdraw proportionately from the Sub-Accounts and the Guarantee Periods in which You are invested. If You do provide this information to us, but the amount in the designated Sub-Accounts and/or Guarantee Periods is inadequate to comply with Your withdrawal request, We will first withdraw from the specified Sub-Accounts and the Guarantee Periods. The remaining balance will be withdrawn proportionately from the other Sub-Accounts and Guarantee Periods in which You are invested.

Any partial or systematic withdrawal may be included in the Policyowner's gross income in the year in which the withdrawal occurs, and may be subject to federal income tax (including a penalty tax equal to 10% of the amount treated as taxable income). The Code restricts certain distributions under Tax-Sheltered Annuity Plans and other qualified plans. See "FEDERAL TAX STATUS."

SYSTEMATIC WITHDRAWAL PRIVILEGE

You may elect to use the Systematic Withdrawal Privilege (SWP) to withdraw a fixed-level amount from the Sub-Account(s) and the Guarantee Period(s) on a monthly, quarterly, semi-annual or annual basis, beginning 30 days after the Effective Date, if:

     .    We receive Your Written Notice on Our administrative form;
     . the Policy meets a minimum premium, currently $25,000 (if surrender charges apply); and
     . the Policy complies with the "Partial Withdrawals" provision (if surrender charges apply).

If surrender charges are applicable, You may withdraw without incurring a surrender charge the following:

     . 100% of investment earnings in the Variable Account, available at the time the SWP is executed/processed
     . 100% of interest earned in the Fixed Account, available at the time the SWP is executed/processed
     . 100% of premiums paid 7 years or more (5 years for certain Policies) from the date the SWP is executed/processed
     . 10% of total premiums withdrawn during a Policy Year and paid less than 7 years (5 years for certain Policies) from the date the SWP is executed/processed*
     . Amounts required to be withdrawn, only as they apply to the Policy and independent of all other qualified retirement assets, pursuant to the minimum required distribution rules under federal tax laws (see "Minimum Distribution Requirements")

*10% is not cumulative and is first withdrawn from the oldest premium paid.

     NOTE: Withdrawals from a Guarantee Period other than from the one year Guarantee Period may be subject to a Market Value Adjustment.

If surrender charges are not applicable, the entire Policy is available for systematic withdrawal. Once an amount has been selected for withdrawal, it will remain fixed until the earlier of the next Policy Anniversary or termination of the privilege. A written request to change the withdrawal amount for the following Policy Year must be received no later than 7 days prior to the Policy Anniversary date. The Systematic Withdrawal Privilege will end at the earliest of the date:

     . when the Sub-Account(s) and Guarantee Period(s) You specified for those withdrawals have no remaining amount to withdraw;
     .    the Cash Surrender Value is reduced to $2,000*;
     .    You choose to pay premiums by the pre-authorized check agreement plan;
     .    We receive Your Written Notice to end this privilege; or
     . We choose to discontinue this privilege upon 30 days Written Notice to You.

References to partial withdrawals in other provisions of this Prospectus include systematic withdrawals. If applicable, a charge for premium taxes may be deducted from each systematic withdrawal payment. This option is not available on the 29th, 30th or 31st day of each month. The Company reserves the right to change its minimum systematic withdrawal amount requirements or terminate this privilege. There is no charge for this feature.

In certain circumstances, amounts withdrawn pursuant to a systematic withdrawal option may be included in a Policyowner's gross income and may be subject to penalty taxes.

* If the Cash Surrender Value is reduced to $2,000, Your Policy may terminate. See "Termination."

PORTFOLIO REBALANCING

Portfolio rebalancing (Rebalancing) is an investment strategy in which Your Policy Value, in the Sub-Accounts only, is reallocated back to its original portfolio allocation. Rebalancing is performed regardless of changes in individual portfolio values from the time of the last rebalancing. It is executed on a quarterly, semi-annual or annual basis. We make no representation or guarantee that rebalancing will result in a profit, protect You against loss or ensure that You meet Your financial goals.

To initiate Rebalancing, We must receive Your Written Notice on Our form. Participation in Rebalancing is voluntary and can be modified or discontinued at any time by You in writing on Our form. Portfolio Rebalancing is not available for the Fixed Account.

Once elected, We will continue to perform Rebalancing until We are instructed otherwise. We reserve the right to change Our procedures or discontinue offering Rebalancing upon 30 days Written Notice to You. This option is not available on the 29th, 30th or 31st day of each month. There is no charge for this feature.

POSTPONEMENT OF PAYMENT

We will usually pay any proceeds payable, amounts partially withdrawn, or the Cash Surrender Value within seven calendar days after:

     1. we receive Your Written Notice for a partial withdrawal or a cash surrender;
     2.   the date chosen for any systematic withdrawal; or
     3. we receive Due Proof of Death of the Owner or the Last Surviving Annuitant.

However, We can postpone the payment of proceeds, amounts withdrawn, the Cash Surrender Value, or the transfer of amounts between Sub-Accounts if:

     1. the New York Stock Exchange is closed, other than customary weekend and holiday closings, or trading on the exchange is restricted as determined by the SEC;
     2. the SEC permits by an order the postponement for the protection of Policyowners; or
     3. the SEC determines that an emergency exists that would make the disposal of securities held in the Variable Account or the determination of the value of the Variable Account's net assets not reasonably practicable.

We have the right to defer payment of any partial withdrawal, cash surrender, or transfer from the Fixed Account for up to six months from the date We receive Your Written Notice for a withdrawal, surrender or transfer.

CHARGES AGAINST THE POLICY, VARIABLE ACCOUNT, AND FUNDS

SURRENDER CHARGE

A surrender charge may be deducted when a partial withdrawal or cash surrender is made in order to at least partially reimburse Us for certain expenses relating to the sale of the Policy. These expenses include commissions to registered representatives and other promotional expenses (which are not expected to exceed 6% of premium payments under the policies). A surrender charge may also be applied to the proceeds paid on the Annuity Date, unless Payment Option 1 is chosen.

The amount withdrawn is first taken from any investment earnings in the Variable Account and interest earned in the Fixed Account available at the time the request is made. Then, further amounts withdrawn will be taken from premiums starting with the oldest premium paid.

Withdrawal or surrender of the following will not incur a surrender charge:

     .    100% of investment earnings in the Variable Account
     .    100% of interest earned in the Fixed Account
     . 100% of premiums paid 7 years or more (5 years for certain Policies) from the date of withdrawal or surrender
     . 10% of total premiums withdrawn during a Policy Year and paid less than 7 years (5 years for certain Policies) from the date of withdrawal or surrender*
     . Amounts required to be withdrawn, only as they apply to the Policy and independent of all other qualified retirement assets, pursuant to the minimum required distribution rules under federal tax laws (see "Minimum Distribution Requirements")

* 10% is not cumulative and is first withdrawn from the oldest premium paid.

If a surrender charge does apply, the following percentages will be used to calculate the amount of the charge:

   For policies issued prior to May 1, 1995 or such later date as applicable regulatory approvals were obtained in the jurisdiction in which the contracts are offered:
     (For 5 years from the date of payment, each premium is subject to a 6% surrender charge. After the 5th year, no surrender charge will apply to such payment)...................................................  6%

   For policies issued after April 30, 1995 or such later date as applicable regulatory approvals were obtained in the jurisdiction in which the contracts are offered:
     Policy Years Since Premium Was Paid

     Less than 1.................................................................................................6%
     At least 1, but less than 2.................................................................................6%
     At least 2, but less than 3.................................................................................5%
     At least 3, but less than 4.................................................................................5%
     At least 4, but less than 5.................................................................................4%
     At least 5, but less than 6.................................................................................3%
     At least 6, but less than 7.................................................................................2%
     At least 7................................................................................................None

Any surrender charge will be deducted from the amount requested for withdrawal or surrender.

ANNUAL ADMINISTRATION CHARGE

To cover the costs of providing certain administrative services such as maintaining Policy records, communicating with Policyowners, and processing transactions, We deduct an Annual Administration Charge of $30 for the prior Policy Year on each Policy Anniversary. We will also deduct this charge if the Policy is surrendered for its Cash Surrender Value, unless the Policy is surrendered on a Policy Anniversary.

If the Policy Value on the Policy Anniversary is $75,000 or more, We will waive the Annual Administration Charge for the prior Policy Year. We will also waive the Annual Administration Charge if the Policy is a Tax-Sheltered Annuity.

The charge will be assessed proportionately from any Sub-Accounts and the Guarantee Periods in which You are invested. If the charge is obtained from a Sub-Account(s), We will cancel the appropriate number of Units credited to this Policy based on the Unit Value at the end of the Valuation Period when the charge is assessed.

DAILY ADMINISTRATION FEE

At each Valuation Period, We deduct a daily administration fee at an annual rate of 0.15% from the assets of each Sub-Account of the Variable Account. This daily administration fee relates to other administrative costs under the policies. The daily administration fee is imposed only under Policies issued after May 1, 1994, or such later date as applicable regulatory approvals are obtained in the jurisdiction in which the Policies are offered.

TRANSFER PROCESSING FEE

There is no limit to the number of transfers that You can make between Sub-Accounts or the Guarantee Periods. The first 12 transfers during each Policy Year are currently free, although We reserve the right to change this procedure. We currently assess a $25 transfer fee for the 13th and each additional transfer in a Policy Year. A transfer request (which includes Written Notices and telephone calls) is considered to be one transfer, regardless of the number of Sub-Accounts or Guarantee Periods affected by the request. The processing fee will be deducted proportionately from the receiving Sub-Account(s) and/or Guarantee Period(s). The $25 transfer fee is waived when using the Intouch(R) Voice Response System, portfolio rebalancing, and dollar cost averaging. See "Transfers" for the rules concerning transfers.

MORTALITY AND EXPENSE RISK CHARGE

We assess an annual mortality and expense risk charge, deducted at each Valuation Period from the assets of the Variable Account. This charge:

     . is an annual rate of 1.25% of the average daily value of the net assets in the Variable Account;
     . is assessed during the Accumulation Period, but is not charged after the Annuity Date;
     . consists of approximately 0.75% to cover the mortality risk and approximately 0.50% to cover the expense risk; and
     .    is guaranteed not to increase for the duration of the Policy.

The mortality risk We assume arises from Our obligation to make annuity payments (determined in accordance with the annuity tables and other provisions contained in the Policy) for the full life of all Annuitants regardless of how long each may live. This means:

     . Mortality risk is the risk that Annuitants may live for a longer period of time than We estimated when We established Our guarantees in the Policy.
     . Each Annuitant is assured that neither his or her longevity, nor an improvement in life expectancy generally, will have any adverse effect on the annuity payments received under the Policy.
     .    The Annuitant will not outlive the funds accumulated for retirement.
     . We guarantee to pay a Death Benefit if the Last Surviving Annuitant dies before the Annuity Date (see "Proceeds on Death of Last Surviving Annuitant Before Annuity Date (The Death Benefit)").
     . No surrender charge is assessed against the payment of the Death Benefit, which also increases the mortality risk.

The expense risk We assume is the risk that the surrender charges, Annual Administration Charge, daily administration fee, and transfer fees may be insufficient to cover Our actual future expenses.

If the mortality and expense charges are sufficient to cover such costs and risks, any excess will be profit to the Company and may be used for distribution expenses. However, if the amounts deducted prove to be insufficient, the loss will be borne by us.

WAIVER OF SURRENDER CHARGE

When the Policy has been in effect for 1 year, surrender charges and any applicable Market Value Adjustment will be waived on any partial withdrawal or surrender after You provide Us written evidence, satisfactory to Us and signed by a qualified physician, that:

1.   you are terminally ill, provided:

        a) Your life expectancy is not more than 12 months due to the severity and nature of the terminal illness; and
        b) the diagnosis of the terminal illness was made after the Effective Date of this Policy.

                                      OR

2. you are or have been confined to a hospital, nursing home or long-term care facility for at least 90 consecutive days, provided:

        a) confinement is for medically necessary reasons at the recommendation of a physician;

        b) the hospital, nursing home or long-term care facility is licensed or otherwise recognized and operating as such by the proper authority in the state where it is located, the Joint Commission on Accreditation of Hospitals or Medicare and satisfactory evidence of such status is provided to us; and
        c) the withdrawal or surrender request is received by Us no later than 91 days after the last day of Your confinement.

For Policies issued on or after May 1, 1996, this provision is not available if any Owner was attained age 81 or older on the Effective Date. This provision may not be available in all jurisdictions.

REDUCTION OR ELIMINATION OF SURRENDER CHARGES AND ANNUAL ADMINISTRATION CHARGES

The amount of surrender charges and/or the Annual Administration Charge may be reduced or eliminated when some or all of the policies are to be sold to an individual or a group of individuals in such a manner that results in savings of sales and/or administrative expenses. In determining whether to reduce or eliminate such expenses, We will consider certain factors, including:

     1. the size and type of group to which the administrative services are to be provided and the sales are to be made. Generally, sales and administrative expenses for a larger group are smaller than for a smaller group because large numbers of sales may result in fewer sales contacts.
     2. the total amount of premiums. Per dollar sales expenses are likely to be less on larger premiums than on smaller ones.
     3. any prior or existing relationship with the Company. Policy sales expenses are likely to be less when there is a prior or existing relationship because there is a likelihood of more sales with fewer sales contacts.
     4. the level of commissions paid to selling broker/dealers. For example, certain broker/dealers may offer policies in connection with financial planning programs on a fee for service basis. In view of the financial planning fees, such broker/dealers may elect to receive lower commissions for sales of the policies, thereby reducing the Company's sales expenses.

If it is determined that there will be a reduction or elimination in sales expenses and/or administration expenses, the Company will provide a reduction in the surrender charge and/or the Annual Administration Charge. Such charges may also be eliminated when a Policy is issued to an officer, director, employee, registered representative or relative thereof of: the Company; The Canada Life Assurance Company; Canada Life Insurance Company of New York; J. & W. Seligman & Co. Incorporated; any selling Broker/Dealer; or any of their affiliates. In no event will reduction or elimination of the surrender charge and/or Annual Administration Charge be permitted where such reduction or elimination will be discriminatory to any person.

In addition, if the Policy Value on the Policy Anniversary is $75,000 or more, We will waive the Annual Administration Charge for the prior Policy Year.

TAXES

We will incur premium taxes in some jurisdictions relating to the policies. Depending on the jurisdiction, We deduct any such taxes from either: a) the premiums when paid; or b) the Policy Value when it is applied under a payment option, at cash surrender or upon partial withdrawal. A summary of current state premium tax rates is contained in Appendix A.

When any tax is deducted from the Policy Value, it will be deducted proportionately from the Sub-Accounts and the Guarantee Periods in which You are invested.

We reserve the right to charge or provide for any taxes levied by any governmental entity, including:

     1. taxes that are against or attributable to premiums, Policy Values or annuity payments; or
     2. taxes that We incur which are attributable to investment income, capital gains retained as part of Our reserves under the policies, or from the establishment or maintenance of the Variable Account.

OTHER CHARGES INCLUDING INVESTMENT ADVISORY FEES

Each Portfolio is responsible for all of its operating expenses. In addition, fees for investment advisory services and operating expenses are deducted and paid daily at an annual rate from each Portfolio as a percentage of the daily net assets of the Portfolios. The Prospectus and Statement of Additional Information for each Fund provides more information concerning the investment advisory fee, other charges assessed against the Portfolio(s) each Fund offers, and the investment advisory services provided to such Portfolio(s).

PAYMENT OPTIONS

The Policy ends when We pay the proceeds on the Annuity Date. We will apply the Policy Value under Payment Option 1 unless You have an election on file at Our Administrative Office to receive another mutually agreed upon payment option (Payment Option 2). The proceeds We will pay will be the Policy Value if paid on the first day of the month after any Annuitant's 100th birthday. See "Proceeds on Annuity Date." We require the surrender of Your Policy so that We may issue a supplemental contract for the applicable payment option.

ELECTION OF OPTIONS

You may elect, revoke or change a payment option at any time before the Annuity Date and while the Annuitant(s) is living. If an election is not in effect at the Last Surviving Annuitant's death, or if payment is to be made in one lump sum under an existing election, the Beneficiary may elect one of the options. This election must be made within one year after the Last Surviving Annuitant's death and before any payment has been made.

An election of an option and any revocation or change must be made in a Written Notice. It must be filed with Our Administrative Office with the written consent of any irrevocable Beneficiary or assignee at least 30 days before the Annuity Date.

An option may not be elected and We will pay the proceeds in one lump sum if either of the following conditions exist:

     1.   the amount to be applied under the option is less than $1,000; or
     2.   any periodic payment under the election would be less than $50.

DESCRIPTION OF PAYMENT OPTIONS

Payment Option 1: Life Income With Payments for 10 Years Certain

We will pay the proceeds in equal amounts each month, quarter, or year during the Annuitant's lifetime or for 10 years, whichever is longer.

Payment Option 2: Mutual Agreement

We will pay the proceeds according to other terms, if those terms are mutually agreed upon.

AMOUNT OF PAYMENTS

The amount of each payment is based upon the interest rate and Policy Value in effect at the time the payment option is elected. If Payment Option 1 is selected, We will determine the amount from the tables in the Policy, which use the Annuitant's age. We will determine age from the nearest birthday at the due date of the first payment.

The amount of each payment will vary according to the frequency of the payments and the length of the guarantee period during which We make the payments.

 .    The more frequently the payments are made, the lower the amount of each payment. For example, with all other factors being equal, payments made monthly will be lower than payments made annually.
 .    The longer the guarantee period during which payments are made, the lower the amount of each payment. For example, with all other factors being equal, payments guaranteed for twenty years will be lower than payments guaranteed for ten years.

PAYMENT DATES

The payment dates of the options will be calculated from the date on which the proceeds become payable.

AGE AND SURVIVAL OF ANNUITANT

We have the right to require proof of age of the Annuitant(s) before making any payment. When any payment depends on the Annuitant's survival, We will have the right, before making the payment, to require proof satisfactory to Us that the Annuitant is alive.

OTHER POLICY PROVISIONS

POLICYOWNER

During any Annuitant's lifetime and before the Annuity Date, You have all of the ownership rights and privileges granted by the Policy. If You appoint an irrevocable Beneficiary or assignee, then Your rights will be subject to those of that Beneficiary or assignee.

During any Annuitant's lifetime and before the Annuity Date, You may also name, change or revoke a Policyowner(s), Beneficiary(ies), or Annuitant(s) by giving Us Written Notice. Any change of Policyowner(s) or Annuitant(s) must be approved by Us.

A change of any Policyowner may result in resetting the Death Benefit to an amount equal to the Policy Value as of the date of the change.

With respect to Qualified Policies generally, however:

     .    the contract may not be assigned (other than to us);
     .    Joint Ownership is not permitted; and

     .    the Policyowner must be the Annuitant.

BENEFICIARY

We will pay the Beneficiary any proceeds payable on Your death or the death of the Last Surviving Annuitant. During any Annuitant's lifetime and before the Annuity Date, You may name and change one or more beneficiaries by giving Us Written Notice. However, We will require Written Notice from any irrevocable Beneficiary or assignee specifying their consent to the change.

We will pay the proceeds under the Beneficiary appointment in effect at the date of death. If You have not designated otherwise in Your appointment, the proceeds will be paid to the surviving Beneficiary(ies) equally. If no Beneficiary is living when You or the Last Surviving Annuitant dies, or if none has been appointed, the proceeds will be paid to You or Your estate.

TERMINATION

We may pay You the Cash Surrender Value and terminate the Policy if before the Annuity Date all of these events simultaneously exist:

     1.   you have not paid any premiums for at least two years;
     2.   the Policy Value is less than $2,000; and
     3. the total premiums paid, less any partial withdrawals, is less than $2,000.

We will mail You a notice of Our intention to terminate the Policy at least six months in advance. The Policy will automatically terminate on the date specified in the notice unless We receive an additional premium before such date. This additional premium must be at least the minimum amount specified in "Additional Premium."

Qualified contracts may be subject to distribution restrictions. See "FEDERAL TAX STATUS."

WRITTEN NOTICE

Written Notice must be signed and dated by You. It must be of a form and content acceptable to us. Your Written Notice will not be effective until We receive and file it. However, any change provided in Your Written Notice will be effective as of the date You signed the Written Notice:

     1. subject to any payments or other actions We take prior to receiving and filing Your Written Notice; and
     2. whether or not You or the Last Surviving Annuitant are alive when We receive and file Your Written Notice.

PERIODIC REPORTS

We will mail You a report showing the following items about Your Policy:

     1. the number of Units credited to the Policy and the dollar value of a Unit;
     2.   the Policy Value;
     3. any premiums paid, withdrawals, and charges made since the last report; and
     4.   any other information required by law.

The information in the report will be as of a date not more than two months before the date of the mailing. We will mail the report to You:

     1.   at least annually, or more often as required by law; and
     2.   to Your last address known to us.

ASSIGNMENT

You may assign a Nonqualified Policy or an interest in it at any time before the Annuity Date and during any Annuitant's lifetime. Your rights and the rights of any Beneficiary will be affected by an assignment. An assignment must be in a Written Notice acceptable to us. It will not be binding on Us until We receive and file it at Our Administrative Office. We are not responsible for the validity of any assignment.

An assignment of a Nonqualified Policy may result in certain tax consequences to the Policyowner. See "Transfers, Assignment or Exchanges of a Policy."

MODIFICATION

Upon notice to You, We may modify the Policy, but only if such modification:

     1. is necessary to make the Policy or the Variable Account comply with any law or regulation issued by a governmental agency to which We are subject; or
     2. is necessary to assure continued qualification of the Policy under the Code or other federal or state laws relating to retirement annuities or variable annuity policies; or
     3. is necessary to reflect a change in the operation of the Variable Accounts; or
     4. provides additional Variable Account and/or fixed accumulation options.

In the event of any such modification, We may make any appropriate endorsement to the Policy.

NOTIFICATION OF DEATH

The death of the Annuitant(s) and/or the Owner(s) must be reported to Us immediately, and We will require Due Proof of Death. We will pay the proceeds based upon the date We receive the Due Proof of Death. In the case of death after the Annuity Date, We are entitled to immediately recover, and are not responsible for, any mispayments made because of a failure to notify Us of any such death.


                           YIELDS AND TOTAL RETURNS

YIELDS

From time to time, We may advertise yields, effective yields, and total returns for the Sub-Accounts. THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND DO NOT INDICATE OR PROJECT FUTURE PERFORMANCE. Each Sub-Account may, from time to time, advertise performance relative to certain performance rankings and indices compiled by independent organizations. More detailed information as to the calculation of performance information, as well as comparisons with unmanaged market indices, appears in the Statement of Additional Information.

Effective yields and total returns for the Sub-Accounts are based on the investment performance of the corresponding Portfolios of the Funds. The Funds' performance reflects the Funds' expenses. See the attached prospectuses for the Funds for more information.

The yield of the Money Market Sub-Account refers to the annualized income generated by an investment in the Sub-Account over a specified 7 day period. The yield is calculated by assuming that the income generated for that 7 day period is generated each 7 day period over a 52 week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a Sub-Account (except the Money Market Sub-Account) refers to the annualized income generated by an investment in the Sub-Account over a specified 30 day or one month period. The yield is calculated by assuming that the income generated by the investment during that 30 day or one month period is generated each period over a 12 month period and is shown as a percentage of the investment.

TOTAL RETURNS

Standardized Average Annual Total Return. The standardized average annual total
----------------------------------------
return quotations of a Sub-Account represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Policy to the redemption value of that investment as of the last day of each of the periods for which standardized average annual total return quotations are provided. Standardized average annual total return information shows the average percentage change in the value of an investment in the Sub-Account from the beginning of the measuring period to the end of that period, 1, 5 and 10 years or since the inception of the Sub-Account. Standardized average annual total return reflects all historic investment results, less all charges and deductions applied against the Sub-Account (including any surrender charge that would apply if a Policyowner terminated the Policy at the end of each period indicated, but excluding any deductions for premium taxes).

Other Total Returns.  We may, in addition, advertise performance information
-------------------
computed on a different basis.

     1) NonStandardized Average Annual Total Return. We may present non-standardized average annual total return information computed on the same basis as described above, except deductions will not include the surrender charge. This presentation assumes that the investment in the Policy persists beyond the period when the surrender charge applies, consistent with the long-term investment and retirement objectives of the Policy.

     2) Adjusted Historic Fund Average Annual Total Return. We may present nonstandardized "adjusted" average annual total returns for the Funds since their inception reduced by some or all of the fees and charges under the Policy. Such adjusted historic fund performance includes data that precedes the inception dates of the Sub-Accounts. This data is designed to show the performance that would have resulted if the Sub-Account had been in existence during that time.

INDUSTRY COMPARISON

We may compare the performance of each Sub-Account in advertising and sales literature to the performance of other variable annuity issuers in general. We may also compare the performance of particular types of variable annuities investing in mutual funds, or investment series of mutual funds with investment objectives similar to each of the Sub-Accounts. Lipper Analytical Services, Inc. (Lipper) and the Variable Annuity Research Data Service (VARDS) are independent services which monitor and rank the performances of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis. Other services or publications may also be cited in Our advertising and sales literature.

Lipper's rankings include variable life issuers as well as variable annuity issuers. VARDS rankings compare only variable annuity issuers. The performance analysis prepared by Lipper and VARDS each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.

We may also compare the performance of each Sub-Account in advertising and sales literature to the Standard & Poor's composite index of 500 common stocks, a widely used index to measure stock market performance. This unmanaged index does not reflect any "deduction" for the expense of operating or managing an investment portfolio. We may also make comparison to Lehman Brothers Government/Corporate Bond Index, an index that includes the Lehman Brothers Government Bond and Corporate Bond Indices. These indices are total rate of return indices. The Government Bond Index includes the Treasury Bond Index (public obligations of the U.S. Treasury) and the Agency Bond Index (publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate debt guaranteed by the U.S. Government). The Corporate Bond Index includes publicly issued, fixed rate, nonconvertible investment grade dollar-denominated, SEC registered corporate debt. All issues have at least a one-year maturity, and all returns are at market value inclusive of accrued interest. Other independent indices such as those prepared by Lehman Brothers Bond Indices may also be used as a source of performance comparison.

We may also compare the performance of each Sub-Account in advertising and sales literature to the Dow Jones Industrial Average, a stock average of 30 blue chip stock companies that does not represent all new industries. Other independent averages such as those prepared by Dow Jones & Company, Inc. may also be used as a source of performance comparison. Day to day changes may not be reflective of the overall market when an average is composed of a small number of companies.


                                 TAX DEFERRAL

Under current tax laws any increase in Policy Value is generally not taxable to You or an Annuitant until received, subject to certain exceptions. See "FEDERAL TAX STATUS." This deferred tax treatment may be beneficial to You in building assets in a long-range investment program.

We may also distribute sales literature or other information including the effect of tax-deferred compounding on a Sub-Account's investment returns, or returns in general, which may be illustrated by tables, graphs, charts or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Policy (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a currently taxable basis where allowed by state law. All income and capital gains derived from Sub-Account investments are reinvested and compound tax-deferred until distributed. Such tax-deferred compounding can result in substantial long-term accumulation of assets, provided that the investment experience of the underlying Portfolios of the Funds is positive.

                              FEDERAL TAX STATUS

     THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE

INTRODUCTION

This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the annuity Policy We issue. Any person concerned about these tax implications should consult a tax adviser before initiating any transaction. This discussion is based upon general understanding of the present federal income tax laws. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the Internal Revenue Service. Moreover, no attempt has been made to consider any applicable state or other tax laws.

The Policy may be purchased on a nonqualified tax basis (Nonqualified Policy) or purchased and used in connection with plans qualifying for favorable tax treatment (Qualified Policy). The Qualified Policy was designed for use by individuals whose premium payments are comprised of proceeds from and/or contributions under retirement plans which are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 401(k), 403(a), 403(b), 408, 408A or 457 of the Code. The ultimate effect of federal income taxes on the amounts held under a Policy, or annuity payments, and on the economic benefit to the Policyowner, an Annuitant, or the Beneficiary depends on the type of retirement plan, on the tax and employment status of the individual concerned and on Our tax status. In addition, certain requirements must be satisfied in purchasing a Qualified Policy with proceeds from a tax-qualified plan and receiving distributions from a Qualified Policy in order to continue receiving favorable tax treatment. Therefore, purchasers of Qualified Policies should seek legal and tax advice regarding the suitability of a Policy for their situation, the applicable requirements, and the tax treatment of the rights and benefits of a Policy. The following discussion assumes that Qualified Policies are purchased with proceeds from and/or contributions under retirement plans that receive the intended special federal income tax treatment.

THE COMPANY'S TAX STATUS

The Variable Account is not separately taxed as a "regulated investment company" under Subchapter M of the Code. The operations of the Variable Account are a part of and taxed with Our operations. We are taxed as a life insurance company under Subchapter L of the Code.

At the present time, We make no charge for any federal, state or local taxes (other than premium taxes) that We incur which may be attributable to the Variable Account or to the policies. We, however, reserve the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that We determine to be properly attributable to the Variable Account or to the policies.

TAX STATUS OF THE POLICY

DIVERSIFICATION REQUIREMENTS

Section 817(h) of the Code provides that separate account investments underlying a policy must be "adequately diversified" in accordance with Treasury regulations in order for the policy to qualify as an annuity policy under
Section 72 of the Code. The Variable Account through each Portfolio of the Funds intends to comply with the diversification requirements prescribed in regulations under Section 817(h) of the Code, which affect how the assets in the various divisions of the Accounts may be invested. Although We do not have control over the Funds in which the Variable Account invests, We believe that each Portfolio in which the Variable Account owns shares will meet the diversification requirements and that therefore the policy will be treated as an annuity under the Code.

POLICYOWNER CONTROL

In certain circumstances, variable annuity policyowners may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their policies. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity policyowner's gross income. Several years ago, the IRS stated in published rulings that a variable policyowner will be considered the owner of separate account assets if the policyowner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. More recently, the Treasury Department announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the policyowner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyowners may direct their investments to particular Sub-Accounts without being treated as owners of the underlying assets."

The ownership rights under the Policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. For example, the Owner of the Policy has the choice of more subdivisions to which to allocate premiums and Policy Values than such rulings, has a choice of investment strategies different from such rulings, and may be able to transfer among subdivisions more frequently than in such rulings. These differences could result in the policyowner being treated as the owner of the assets of the Variable Account. In addition, We do not know what standards will be set forth in the regulations or rulings which the Treasury Department has stated it expects to issue. We therefore reserve the right to modify the policy as necessary to attempt to prevent the policyowner from being considered the owner of the assets of the Variable Account.

REQUIRED DISTRIBUTIONS

In addition to the requirements of Section 817(h) of the Code, in order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires any Nonqualified Policy to provide that (a) if any Policyowner dies on or after the Annuity Date but prior to the time the entire interest in the Policy has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Policyowner's death; and (b) if any Policyowner dies prior to the Annuity Date, the entire interest in the Policy will be distributed within five years after the date of the Policyowner's death. These requirements will be considered satisfied as to any portion of the Policyowner's interest which is payable to or for the benefit of a "Designated Beneficiary" and which is distributed over the life of such "Designated Beneficiary" or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of that Policyowner's death. The Policyowner's "Designated Beneficiary" is the person designated by such Policyowner as a Beneficiary and to whom proceeds of the Policy passes by reason of death and must be a natural person. However, if the Policyowner's "Designated Beneficiary" is the surviving spouse of the Policyowner, the Policy may be continued with the surviving spouse as the new Policyowner.

The Nonqualified Policies contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Other rules may apply to Qualified Policies. See "Minimum Distribution Requirements."


The following discussion assumes that the policies will qualify as annuity contracts for federal income tax purposes.

TAXATION OF ANNUITIES

IN GENERAL

Section 72 of the Code governs taxation of annuities in general. We believe that a Policyowner who is a natural person generally is not taxed on increases in the value of a Policy until distribution occurs by withdrawing all or part of the accumulation value (e.g., partial withdrawals and surrenders) or as annuity payments under the annuity option elected. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the accumulation value (and in the case of a Qualified Policy, any portion of an interest in the qualified plan) generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or an annuity) is taxable as ordinary income.

The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract's accumulation value over the Policy's "investment in the contract" during the taxable year. There are some exceptions to this rule and a prospective Policyowner that is not a natural person may wish to discuss these with a tax adviser.


The following discussion generally applies to policies owned by natural persons.

WITHDRAWALS/DISTRIBUTIONS

In the case of a distribution under a Qualified Policy (other than a Section 457 plan), under Section 72(e) of the Code a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the participant's total accrued benefit or balance under the retirement plan. The "investment in the contract" generally equals the portion, if any, of any premium payments paid by or on behalf of any individual under a Policy, reduced by the amount of any prior distribution which was not excluded from the individual's gross income. For policies issued in connection with qualified plans, the "investment in the contract" can be zero. Special tax rules may be available for certain distributions from Qualified Policies.

In the case of a withdrawal/distribution (e.g., surrender, partial withdrawal or systematic withdrawal) under a Nonqualified Policy before the Annuity Date, under Code Section 72(e) amounts received are generally first treated as taxable income to the extent that the accumulation value immediately before the withdrawal exceeds the "investment in the contract" at that time. Any additional amount withdrawn is not taxable. The treatment of Market Value Adjustments for purposes of these rules is unclear. A tax adviser should be consulted if a distribution occurs to which a Market Value Adjustment applies.

ANNUITY PAYMENTS

Although tax consequences may vary depending on the annuity option elected under an annuity contract, under Code Section 72(b), generally gross income does not include that part of any amount received as an annuity under an annuity contract that bears the same ratio to such amount as the investment in the contract bears to the expected return at the annuity starting date. For variable income payments, in general, the taxable portion (prior to recovery of the investment in the contract) is determined by a formula which establishes the specific dollar amount of each annuity payment that is not taxed. The dollar amount is determined by dividing the "investment in the contract" by the total number of expected periodic payments. For fixed income payments (prior to recovery of the investment in the contract), in general, there is no tax on the amount of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the annuity payments for the term of the payments; however, the remainder of each income payment is taxable. In all cases, after the "investment in the contract" is recovered, the full amount of any additional annuity payments is taxable.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Policy because of the death of a Policyowner or the Last Surviving Annuitant. Generally, such amounts are includable in the income of the recipient as follows:

     1. if distributed in a lump sum, they are taxed in the same manner as a surrender of the Policy; or
     2. if distributed under a payment option, they are taxed in the same manner as annuity payments.

For these purposes, the investment in the Policy is not affected by a Policyowner or Annuitant's death. That is the investment in the Policy remains the amount of any purchase payments paid which were not excluded from gross income.

PENALTY TAX ON CERTAIN WITHDRAWALS

In the case of a distribution pursuant to a Nonqualified Policy, there may be imposed a federal penalty tax equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions:

     1.   made on or after the taxpayer reaches age 59 1/2;
     2. made on or after the death of a Policyowner (or if the Policyowner is not an individual, the death of the primary Annuitant);
     3.   attributable to the Policyowner becoming disabled;
     4. as part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and Beneficiary;
     5. made under an annuity Policy that is purchased with a single premium when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period; and
     6. made under certain annuities issued in connection with structured settlement agreements.

Other tax penalties may apply to certain distributions under a Qualified Policy, as well as to certain contributions and other circumstances.

TRANSFERS, ASSIGNMENTS, OR EXCHANGES OF A POLICY

A transfer of ownership, the designation of an Annuitant or other Beneficiary who is not also the Policyowner, the designation of certain annuity starting dates, or the exchange of a Policy may result in certain tax consequences to the Policyowner that are not discussed herein. A Policyowner contemplating any such transfer, assignment, designation, or exchange of a Policy should contact a tax adviser with respect to the potential tax effects of such a transaction.

WITHHOLDING

Pension and annuity distributions generally are subject to withholding for the recipient's federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions. "Eligible rollover distributions" from section 401(a) plans and section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distributions required by the Code, hardship distributions of employee elective contributions under 401(k) and 403(b) plans, or distributions in a specified annuity form. The 20% withholding does not apply, however, if the owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

MULTIPLE POLICIES

Section 72(e)(11) of the Code treats all nonqualified deferred annuity policies entered into after June 21, 1988 that are issued by Us (or Our affiliates) to the same owner during any calendar year as one annuity Policy for purposes of determining the amount includable in gross income under Code Section 72(e). The effects of this rule are not yet clear; however, it could affect the time when income is taxable and the amount that might be subject to the 10% penalty tax described above. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of annuity contracts or otherwise. There may also be other situations in which the Treasury may conclude that it would be appropriate to aggregate two or more annuity contracts purchased by the same owner. Accordingly, a Policyowner should consult a tax adviser before purchasing more than one annuity contract.

POSSIBLE TAX CHANGES

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Polices could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax adviser should be consulted with respect to legislative developments and their effect on the Policy.

TAXATION OF QUALIFIED PLANS

The Policies are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in certain other circumstances. Therefore, no attempt is made to provide more than general information about the use of the Policies with the various types of qualified retirement plans. Policyowners, the Annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Policy, but We shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Policy, unless We consent. Some retirement plans are subject to distribution and other requirements that are not incorporated in the administration of the Policies. Policyowners are responsible for determining that contributions, distributions and other transactions with respect to the Policies satisfy applicable law. Brief descriptions follow of the various types of qualified retirement plans in connection with which We will issue a Policy. We will amend the Policy as instructed to conform it to the applicable legal requirements for such plan.

INDIVIDUAL RETIREMENT ANNUITIES AND SIMPLIFIED EMPLOYEE PENSIONS (SEP/IRAS)

Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that may be contributed, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. Sales of the Policy for use with IRAs may be subject to special disclosure requirements of the Internal Revenue Service.

Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using an IRA for such purpose, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employee to an IRA. Employers intending to use the Policy in connection with such plans should seek advice.

Purchasers of a Policy for use with IRAs will be provided with supplemental information required by the Internal Revenue Service or other appropriate agency. Such purchasers will have the right to revoke their purchase within seven days of the earlier of the establishment of the IRA or their purchase. Purchasers should seek advice as to the suitability of the Policy for use with IRAs. The Internal Revenue Service has not reviewed the Policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether a Death Benefit provision such as the provision in the Policy comports with IRA qualification requirements.

SIMPLE INDIVIDUAL RETIREMENT ANNUITIES

Certain small employers may establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer a percentage of compensation up to $6,000 (as increased for cost of living adjustments). The sponsoring employer is required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10 percent penalty tax, which is increased to 25 percent if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

ROTH INDIVIDUAL RETIREMENT ANNUITIES

Effective January 1, 1998, section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply. You may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10 percent penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) and/or (2) during the five taxable years starting with the year in which the first contribution is made to the Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

MINIMUM DISTRIBUTION REQUIREMENTS

The Code requires that minimum distributions from an IRA begin no later than April 1 of the year following the year in which the Policyowner attains age
70 1/2. Failure to do so results in a federal tax penalty of 50% of the amount not withdrawn. This penalty is in addition to normal income tax. We will calculate the minimum distribution requirement (MDR) only for funds invested in this Policy and subject to Our administrative guidelines, including but not limited to minimum withdrawal amount of $250. Surrender charges are not applied against required minimum distributions.

As an administrative practice, We will calculate and distribute an amount from an IRA using the method contained in the Code's minimum distribution requirements. The annual distribution is determined by dividing the prior December 31st value for the Policy by a life expectancy factor. The factor will be based on either Your life or the life expectancies of Your life and Your Designated Beneficiary, as directed by You, and based on tables found in the IRS' regulations. Factors are redetermined for each year's distribution. The value of the Policy to be used in this calculation is the Policy Value on the December 31st prior to the year for which each subsequent payment is made. The life expectancy factor is determined by using the appropriate IRS chart based on one of the following circumstances:

     1.   Your life expectancy (Single Life Expectancy);
     2. joint life expectancy between You and Your Designated Beneficiary (Joint Life and Last Survivor Expectancy); or
     3. Your life expectancy and a non-spouse Beneficiary more than 10 years younger than You (Minimum Distribution Incidental Benefit Requirement).

No minimum distributions are required from a Roth IRA during Your life, although upon Your death certain distribution requirements apply.

The Code Minimum Distribution Requirements also apply to distributions from qualified plans other than IRAs. For qualified plans under section 401(a), 401(k), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age
70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5% Owner" (as defined in the Code), distributions generally must begin no later than the date described in (i). You are responsible for ensuring that distributions from such plans satisfy the Code minimum distribution requirements.

CORPORATE AND SELF-EMPLOYED (H.R.10 AND KEOGH) PENSION AND PROFIT-SHARING PLANS

Sections 401(a), 401(k) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individual Tax Retirement Act of 1962, as amended, commonly referred to as "H.R.10" or "Keogh," permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the Policies in order to accumulate retirement savings under the plans. Adverse tax consequences to the plan, to the participant or to both may result if this Policy is assigned or transferred to any individual as a means to provide benefit payments. Employers intending to use the Policy in connection with such plans should seek advice.

The Policy includes a Death Benefit that in some cases may exceed the greater of the premium payments or the Policy Value. The Death Benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the Death Benefit may exceed this limitation, employers using the Policy in connection with such plans should consult their tax adviser.

DEFERRED COMPENSATION PLANS

Section 457 of the Code provides for certain deferred compensation plans. These plans may be offered with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The plans may permit participants to specify the form of investment for their deferred compensation account. All distributions are taxable as ordinary income. Except for governmental plans, all investments are owned by the sponsoring employer and are subject to the claims of the general creditors of the employer.

TAX-SHELTERED ANNUITY PLANS

Section 403(b) of the Code permits public school systems and certain tax exempt organizations specified in Section 501(c)(3) to make payments to purchase annuity policies for their employees. Such payments are excludable from the employee's gross income (subject to certain limitations), but may be subject to FICA (Social Security) taxes. The Policy includes a Death Benefit that in some cases may exceed the greater of the premium payments or the Policy Value. The Death Benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the Death Benefit may exceed this limitation, employers using the Policy in connection with such plans should consult their tax adviser. Under Code requirements, Section 403(b) annuities generally may not permit distribution of:
1) elective contributions made in years beginning after December 31, 1988; 2) earnings on those contributions; and 3) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Under Code requirements, distributions of such amounts will be allowed only: 1) upon the death of the employee; or 2) on or after attainment of age 59 1/2; or 3) separation from service; or 4) disability; or 5) financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship. With respect to these restrictions, the Company is relying upon a no-action letter dated November 28, 1988 from the staff of the SEC to the American Council of Life Insurance, the requirements for which have been or will be complied with by the Company.

OTHER TAX CONSEQUENCES

Other restrictions with respect to the election, commencement, or distribution of benefits may apply under Qualified Policies or under the terms of the plans in respect of which Qualified Policies are issued.

As noted above, the foregoing comments about the federal tax consequences under these policies are not exhaustive and special rules are provided with respect to other tax situations not discussed in this Prospectus. Further, the federal income tax consequences discussed herein reflect Our understanding of current law and the law may change. Federal estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Policy depend on the individual circumstances of each owner or recipient of the distribution. A tax adviser should be consulted for further information.

           RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

Section 36.105 of the Texas Educational Code permits participants in the Texas Optional Retirement Program (ORP) to withdraw their interest in a variable annuity Policy issued under the ORP only upon: 1) termination of employment in the Texas public institutions of higher education; 2) retirement; or 3) death. Accordingly, a participant in the ORP, or the participant's estate if the participant has died, will be required to obtain a certificate of termination from the employer or a certificate of death before Policy Values can be withdrawn or surrendered.


                           DISTRIBUTION OF POLICIES


Canada Life of America Financial Services, Inc. (CLAFS) acts as the principal underwriter, as defined in the Investment Company Act of 1940, of the Policies for the Variable Account. CLAFS, Our wholly-owned subsidiary and a Georgia corporation organized on January 18, 1988, is registered with the SEC under the Securities Exchange Act of 1934 (1934 Act) as a broker/dealer and is a member of the National Association of Securities Dealers, Inc. CLAFS' principal business address is 6201 Powers Ferry Road, NW, Atlanta, Georgia.

Sales of the Policies will be made by registered representatives of broker/dealers registered under the 1934 Act and authorized by CLAFS to sell the Policies. Such registered representatives will be licensed insurance agents appointed with Our Company and authorized by applicable law to sell variable annuity policies. CLAFS will pay distribution compensation to selling broker/dealers in varying amounts which, under normal circumstances, is not expected to exceed 6.5% of premium payments under the Policies. We may from time to time pay additional compensation pursuant to promotional contracts. In some circumstances, we may provide reimbursement of certain sales and marketing expenses. CLAFS will pay a promotional agent fee for providing marketing support for the distribution of the contracts.

The Policies will be offered to the public on a continuous basis, and We do not anticipate discontinuing the offering of the Policies. However, We reserve the right to discontinue this offering.

                               LEGAL PROCEEDINGS

Certain affiliates of the Company, like other life insurance companies, are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Variable Account or the Company.


                                 VOTING RIGHTS

To the extent deemed to be required by law and as described in the prospectuses for the Funds, portfolio shares held in the Variable Account and in Our general account will be voted by Us at regular and special shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Sub-Accounts. If, however, the Investment Company Act of 1940 or any regulation thereunder should be amended, or if the present interpretation thereof should change, or if We determine that We are allowed to vote the portfolio shares in Our own right, We may elect to do so.

The number of votes which are available to You will be calculated separately for each Sub-Account of the Variable Account, and may include fractional votes. The number of votes attributable to a Sub-Account will be determined by applying Your percentage interest, if any, in a particular Sub-Account to the total number of votes attributable to that Sub-Account. You hold a voting interest in each Sub-Account to which the Variable Account value is allocated. You only have voting interest prior to the Annuity Date.

The number of votes of a Portfolio which are available to You will be determined as of the date coincident with the date established for determining shareholders eligible to vote at the relevant meeting of the Funds. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the Funds.

Fund shares as to which no timely instructions are received and shares held by Us in a Sub-Account as to which You have no beneficial interest will be voted in proportion to the voting instructions which are received with respect to all policies participating in that Sub-Account. Voting instructions to abstain on any item to be voted upon will be applied to reduce the total number of votes cast on such item.

Each person having a voting interest in a Sub-Account will receive proxy materials, reports, and other material relating to the appropriate Portfolios.


                  INSURANCE MARKETPLACE STANDARDS ASSOCIATION

Canada Life Insurance Company of America is a member of the Insurance Marketplace Standards Association (IMSA) and as such may include the IMSA logo and information about IMSA membership in its advertisements and sales literature. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuity products.


                            PREPARING FOR YEAR 2000

Like all financial services providers, the Company utilizes systems that may be affected by Year 2000 transition issues and it relies on service providers, including the Funds, that also may be affected. The Company and its affiliates have developed, and are in the process of implementing, a comprehensive Year 2000 transition plan, and are confirming that its service providers are also so engaged. The Company is not aware of any instances where a service provider will not be compliant, but the Company does not have the ability to assure with any certainty the compliance capacity of third parties. The resources that are being devoted to this effort are substantial. It is difficult to predict with precision whether the amount of resources ultimately devoted, or the outcome of these efforts, will have any negative impact on the Company. However, as of the date of this Prospectus, it is not anticipated that Policyowners will experience negative effects on their investment, or on the services provided in connection therewith, as a result of Year 2000 transition implementation. The Company currently anticipates that its systems will be Year 2000 compliant prior to the end of 1999, but there can be no assurance that the Company will be successful, or that interaction with other service providers will not impair the Company's services at that time. However, We are developing contingency plans that will prepare Us to respond as quickly as possible should We encounter any problems, disruptions or delays.


                             FINANCIAL STATEMENTS

Our balance sheets as of December 31, 1998 and 1997, and the related statements of operations, capital and surplus, and cash flows for each of the three years in the period ended December 31, 1998, as well as the Report of Independent Auditors, are contained in the Statement of Additional Information. The Variable Account's statement of net assets as of December 31, 1998, and the related statements of operations and changes in net assets for the periods indicated therein, as well as the Report of Independent Auditors, are contained in the Statement of Additional Information.

The financial statements of the Company included in the Statement of Additional Information should be considered only as bearing on the ability of the Company to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

                                  DEFINITIONS
                                  -----------

ADMINISTRATIVE OFFICE: Our office at the address shown on page 1 of the Prospectus. This is Our mailing address.

ANNUITANT(S): Any natural person(s) whose life is used to determine the duration of any payments made under a payment option involving a life contingency. The term Annuitant(s) also includes any Joint Annuitant(s), a term used solely to refer to more than one Annuitant. There is no other distinction between the terms Annuitant(s) and Joint Annuitant(s). A Joint Annuitant is not allowed under a Qualified Policy and any designation of a Joint Annuitant under a Qualified Policy will be of no effect.

ANNUITY DATE: The date when the proceeds will be paid under an annuity payment option or on the first day of the month after any Annuitant reaches age 100, whichever occurs first.

BENEFICIARY(IES): The person(s) to whom We will pay the proceeds payable on Your death or on the death of the Last Surviving Annuitant.

CASH SURRENDER VALUE: The Policy Value less any applicable surrender charge, Annual Administration Charge and Market Value Adjustment.

DUE PROOF OF DEATH: Proof of death that is satisfactory to us. Such proof may consist of: 1) a certified copy of the death certificate; or 2) a certified copy of the decree of a court of competent jurisdiction as to the finding of death.

EFFECTIVE DATE: The date We accept Your completed application and apply Your initial premium.

FIXED ACCOUNT: Part of Our general account that provides a Guaranteed Interest Rate for a specified Guarantee Period. This account is not part of and does not depend on the investment performance of the Variable Account.

GUARANTEE AMOUNT: Before the Annuity Date, the amount equal to that part of any Net Premium allocated to, or Policy Value transferred to, the Fixed Account for a designated Guarantee Period with a particular expiration date (including interest) less any withdrawals (including any applicable surrender charges, Market Value Adjustments and premium tax charges) or transfers (including any applicable Market Value Adjustments).

GUARANTEE PERIOD: A specific number of years for which We agree to credit a particular effective annual rate of interest. We currently offer Guarantee Periods of one, three, five, seven and ten years.

GUARANTEED INTEREST RATE: The applicable effective annual rate of interest that We will pay on a Guarantee Amount. The Guaranteed Interest Rate will be at least three percent per year.

LAST SURVIVING ANNUITANT(S): The Annuitant(s) or Joint Annuitant(s) that survives the other.

MARKET VALUE ADJUSTMENT: A positive or negative adjustment assessed upon the surrender, withdrawal, or transfer of any portion of a Guarantee Amount before the expiration of its Guarantee Period.

NET PREMIUM: The premium(s) paid less any premium tax deducted in the year the premium is paid.

NONQUALIFIED POLICY: A Policy that is not a "qualified" Policy under the Internal Revenue Code of 1986, as amended (Code).

OWNER(S): The individual(s), trust(s), corporation(s), or any other entity(ies) entitled to exercise ownership rights and privileges under the Policy. The term Owner(s) also includes any Joint Owner(s), a term used solely for the purpose of referring to more than one Owner. There is no other distinction between the terms Owner(s) and Joint Owner(s).

POLICY: The flexible premium variable deferred annuity Policy offered by this Prospectus.

POLICY VALUE: The sum of the Variable Account value and the Fixed Account value.

POLICY DATE: The date the Policy goes into effect.

POLICY YEARS, MONTHS, and ANNIVERSARIES: Starts on the same month and day as the Policy Date.

QUALIFIED POLICY: A Policy issued in connection with plans that receive special federal income tax treatment under sections 401, 403(a), 403(b), 408, 408A, or 457 of the Code.

UNIT: A measurement used in the determination of the Policy's Variable Account value before the Annuity Date.

VALUATION DAY: Each day the New York Stock Exchange is open for trading.

VALUATION PERIOD: The period beginning at the close of business on a Valuation Day and ending at the close of business on the next succeeding Valuation Day. The close of business is when the New York Stock Exchange closes (usually at 4:00 P.M. Eastern Time).

            STATEMENT OF ADDITIONAL INFORMATION - TABLE OF CONTENTS

ADDITIONAL POLICY PROVISIONS....................................................................................   2
    Contract....................................................................................................   2
    Incontestability............................................................................................   2
    Misstatement of Age.........................................................................................   2
    Currency....................................................................................................   3
    Place of Payment............................................................................................   3
    Non-Participation...........................................................................................   3
    Our Consent.................................................................................................   3

PRINCIPAL UNDERWRITER...........................................................................................   3

CALCULATION OF YIELDS AND TOTAL RETURNS.........................................................................   3
    Money Market Yields.........................................................................................   3
    Other Sub-Account Yields....................................................................................   4
    Total Returns...............................................................................................   5
    Effect of the Annual Administration Charge on Performance Data..............................................   7

SAFEKEEPING OF ACCOUNT ASSETS...................................................................................   7
STATE REGULATION................................................................................................   7
RECORDS AND REPORTS.............................................................................................   8
LEGAL MATTERS...................................................................................................   8
EXPERTS.........................................................................................................   8
OTHER INFORMATION...............................................................................................   8
FINANCIAL STATEMENTS............................................................................................   8

                        APPENDIX A: STATE PREMIUM TAXES


Premium taxes vary according to the state and are subject to change. In many jurisdictions there is no tax at all. For current information, a tax adviser should be consulted.

                                                               TAX RATE

                                                         QUALIFIED  NONQUALIFIED
    STATE                                                CONTRACTS   CONTRACTS
    California..................................            0.50%       2.35%

    Kentucky....................................            2.00%       2.00%

    Maine.......................................            0.00%       2.00%

    Nevada......................................            0.00%       3.50%

    South Dakota................................            0.00%       1.25%

    West Virginia...............................            1.00%       1.00%

    Wyoming.....................................            0.00%       1.00%

                                    PART B

                      STATEMENT OF ADDITIONAL INFORMATION

                   CANADA LIFE INSURANCE COMPANY OF AMERICA
            Printing GroupCANADA LIFE INSURANCE COMPANY OF AMERICA ADMINISTRATIVE OFFICE: 6201 POWERS FERRY ROAD, NW, ATLANTA, GEORGIA 30339
                             PHONE: (800)905-1959

                                  VARIFUND(R)

                      STATEMENT OF ADDITIONAL INFORMATION
                          VARIABLE ANNUITY ACCOUNT 1
               FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY POLICY

This Statement of Additional Information contains information in addition to the information described in the Prospectus for the flexible premium variable deferred annuity policy (the Policy) offered by Canada Life Insurance Company of America. This Statement of Additional Information is not a Prospectus, and it should be read only in conjunction with the Prospectuses for the Policy and the underlying Funds. The Funds are:

   The Alger American Fund
   Berger Institutional Products Trust
   Canada Life of America Series Fund, Inc.
   The Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Variable Investment Fund
   Fidelity Variable Insurance Products Fund
   Fidelity Variable Insurance Products Fund II
   Fidelity Variable Insurance Products Fund III
   Goldman Sachs Variable Insurance Trust (Goldman Sachs VIT)
   The Montgomery Funds III
   Seligman Portfolios, Inc.

The Prospectuses are dated the same date as this Statement of Additional Information. You may obtain the Prospectuses by writing or calling us at our address or phone number shown above.

     The date of this Statement of Additional Information is May 1, 1999.

                      STATEMENT OF ADDITIONAL INFORMATION
                               TABLE OF CONTENTS


ADDITIONAL POLICY PROVISIONS..................................................
     Contract.................................................................
     Incontestability.........................................................
     Misstatement Of Age......................................................
     Currency.................................................................
     Place Of Payment.........................................................
     Non-Participation........................................................
     Our Consent..............................................................

PRINCIPAL UNDERWRITER.........................................................

CALCULATION OF YIELDS AND TOTAL RETURNS.......................................
     Money Market Yields......................................................
     Other Sub-Account Yields.................................................
     Total Returns............................................................
     Effect of the Annual administration charge on Performance Data...........

SAFEKEEPING OF ACCOUNT ASSETS.................................................

STATE REGULATION..............................................................

RECORDS AND REPORTS...........................................................

LEGAL MATTERS.................................................................

EXPERTS.......................................................................

OTHER INFORMATION.............................................................

FINANCIAL STATEMENTS..........................................................

                         ADDITIONAL POLICY PROVISIONS

CONTRACT

The entire contract is made up of the Policy, the application for the Policy and any riders or endorsements. The statements made in the application are deemed representations and not warranties. We cannot use any statement in defense of a claim or to void the Policy unless it is contained in the application and a copy of the application is attached to the Policy at issue.

INCONTESTABILITY

Other than misstatement of age or sex (see below), We will not contest the Policy after it has been in force during any annuitant's lifetime for two years from the date of issue of the Policy.

MISSTATEMENT OF AGE OR SEX

If the age or sex of any annuitant has been misstated, we will pay the amount which the proceeds would have purchased at the correct age or for the correct sex.

If we make an overpayment because of an error in age or sex, the overpayment plus interest at 3% compounded annually will be a debt against the Policy. If the debt is not repaid, future payments will be reduced accordingly.

If we make an underpayment because of an error in age or sex, any annuity payments will be recalculated at the correct age or sex, and future payments will be adjusted. The underpayment with interest at 3% compounded annually will be paid in a single sum.

CURRENCY

All amounts payable under the Policy will be paid in United States currency.

PLACE OF PAYMENT

All amounts payable by us will be payable at our Administrative Office at the address shown on page one of this Statement of Additional Information.

NON-PARTICIPATION

The Policy is not eligible for dividends and will not participate in our divisible surplus.

OUR CONSENT

If our consent is required, it must be given in writing. It must bear the signature, or a reproduction of the signature, of our President, Vice President, Secretary or Actuary.


                             PRINCIPAL UNDERWRITER

Canada Life of America Financial Services, Inc. (CLAFS), an affiliate of Canada Life Insurance Company of America (CLICA), is the principal underwriter of the variable annuity policies described herein. The offering of the policies is continuous, and CLICA does not anticipate discontinuing the offering of the policies. However, CLICA does reserve the right to discontinue the offering of the policies.

CLAFS received and retained $346,734 in 1998, $574,425 in 1997, and $625,905 in
1996 as commissions for serving as principal underwriter of the variable annuity policies.


                    CALCULATION OF YIELDS AND TOTAL RETURNS

MONEY MARKET YIELDS

We may, from time to time, quote in advertisements and sales literature the current annualized yield of the Money Market Sub-Account for a 7 day period in a manner which does not take into consideration any realized or unrealized gains or losses, or income other than investment income, on shares of the Money Market Portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation, and exclusive of income other than investment income) at the end of the 7 day period in the value of a hypothetical account under a Policy having a balance of 1 unit of the Money Market Sub-Account at the beginning of the period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365 day basis. The net change in account value reflects: 1) net income from the Portfolio attributable to the hypothetical account; and 2) charges and deductions imposed under the Policy which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: 1) the annual administration charge; 2) the daily administration fee; and 3) the mortality and expense risk charge. The yield calculation reflects an average per unit annual administration charge of $30 per year per Policy deducted at the end of each Policy Year. Current Yield will be calculated according to the following formula:

                   Current Yield = ((NCS-ES)/UV) X (365/7)
     Where:

     NCS = the net change in the value of the Portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation, and exclusive of income other than investment income) for the 7 day period attributable to a hypothetical account having a balance of 1 Sub-Account unit.

     ES =   per unit expenses of the Sub-Account for the 7 day period.
     UV =  the unit value on the first day of the 7 day period.

The current yield for the 7 day period ended December 31, 1998 was 3.14%.

We may also quote the effective yield of the Money Market Sub-Account for the same 7 day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:


                                    365/7
               Effective Yield = (1+((NCS-ES)/UV))      -  1

     Where:

     NCS  =    the net change in the value of the Portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation, and exclusive of income other than investment income) for the 7 day period attributable to a hypothetical account having a balance of 1 Sub-Account unit.

     ES   =    per unit expenses of the Sub-Account for the 7 day period.

     UV   =    the unit value for the first day of the 7 day period.

The effective yield for the 7 day period ended December 31, 1998 was 3.19%.

Because of the charges and deductions imposed under the Policy, the yield for the Money Market Sub-Account will be lower than the yield for the Money Market Portfolio.

The yields on amounts held in the Money Market Sub-Account normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Money Market Sub-Account's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Portfolio, the types and quality of portfolio securities held by the Money Market Portfolio of the Fund, and the Money Market Portfolio's operating expenses.

OTHER SUB-ACCOUNT YIELDS

We may, from time to time, quote in sales literature and advertisements the current annualized yield of one or more of the (except the Money Market Sub-Account) for a Policy for 30 day or one month periods. The annualized yield of a Sub-Account refers to income generated by the Sub-Account over a specific 30 day or one month period. Because the yield is annualized, the yield generated by a Sub-Account during the 30 day or one month period is assumed to be generated each period over a 12 month period. The yield is computed by: 1) dividing the net investment income of the Portfolio attributable to the Sub-Account units less Sub-Account expenses for the period; by 2) the maximum offering price per unit on the last day of the period multiplied by the daily average number of units outstanding for the period; by 3) compounding that yield for a 6 month period; and by 4) multiplying that result by 2. Expenses attributable to the Sub-Account include 1) the annual administration charge, 2) the daily administration fee, and 3) the mortality and expense risk charge. The yield calculation reflects an annual administration charge of $30 per year per Policy deducted at the end of each Policy Year. For purposes of calculating the 30 day or one month yield, an average annual administration charge per dollar of Policy Value in the Variable Account is used to determine the amount of the charge attributable to the Sub-Account for the 30 day or one month period as described below. The 30 day or one month yield is calculated according to the following formula:

                                   6
              Yield = 2 x ((((NI-ES)/(U x UV))+1) -1)

     Where:

     NI   =  net income of the Portfolio for the 30 day or one month period attributable to the Sub-Account's units.

     ES   =  expenses of the Sub-Account for the 30 day or one month period.

     U    =  the average number of units outstanding.

     UV   =  the unit value at the close (highest) of the last day in the 30 day or one month period.

Because of the charges and deductions imposed under the policies, the yield for the Sub-Account will be lower than the yield for the corresponding Portfolio.

The yield on the amounts held in the Sub-Accounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Sub-Account's actual yield is affected by the types and quality of portfolio securities held by the Portfolio, and its operating expenses.

Yield calculations do not take into account the surrender charge under the Policy. The maximum surrender charge is equal to 6% of certain amounts surrendered or withdrawn under the Policy. A surrender charge will not be imposed on any investment earnings in the Variable Account or interest earned in the Fixed Account and in certain other situations as described in the prospectus.

TOTAL RETURNS

A. STANDARDIZED "AVERAGE ANNUAL TOTAL RETURNS"

We may, from time to time, also quote in sales literature or advertisements total returns, including standardized average annual total returns for the Sub-Accounts calculated in a manner prescribed by the Securities and Exchange Commission, and other total returns. We will always include quotes of standardized average annual total return for the period measured from the date the Sub-Account commenced operations. When a Sub-Account has been in operation for 1, 5, and 10 years, respectively, the standardized average annual total returns for these periods will be provided.

Standardized average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Policy to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which standardized average annual total return quotations are provided will be for the most recent month-end practicable, considering the type and media of the communication and will be stated in the communication.

Standardized average annual total returns will be calculated using Sub-Account unit values which we calculate on each valuation day based on the performance of the Sub-Account's underlying Portfolio, and the deductions for the mortality and expense risk charge, daily administration fee, surrender charge and the annual administration charge of $30 per year per Policy deducted at the end of each Policy Year. For purposes of calculating standardized average annual total return, an average per dollar annual administration charge attributable to the hypothetical account for the period is used. The standardized average annual total return will then be calculated according to the following formula:

                                        1/N
                         TR = ((ERV/P)    )   -  1

     Where:

     TR   =  the standardized average annual total return net of Sub-Account recurring charges.

     ERV = the ending redeemable value of the hypothetical account at the end of the period.

     P    =  a hypothetical initial payment of $1,000.

     N    =  the number of years in the period.

The standardized average annual total returns assume that the maximum fees and charges are imposed for calculations.

Standardized average annual total returns for the period ending December 31, 1998 are shown on the following page.

Standardized average annual total returns for the periods shown below were:

                 SUB-ACCOUNT                     1 YEAR RETURN         5 YEAR        FROM SUB-ACCOUNT     SUB-ACCOUNT
                                                  YEAR ENDED           RETURN          INCEPTION TO        INCEPTION
                                                   12/31/98          YEAR ENDED          12/31/98            DATE
                                                                      12/31/98
Bond                                                 1.98%              4.71%              6.40 %           12/4/89
Capital                                             13.02%             14.05%             14.46 %            5/1/93
International Equity                                 6.29%               **                8.93 %            5/1/95
Managed                                            (1.83)%              7.73%              8.28 %           12/4/89
Money Market                                       (2.15)%              2.56%              2.98 %           12/4/89
Value Equity                                       (4.14)%              9.98%              9.63 %           12/4/89
Alger American Growth                               40.51%               **               25.69 %            5/1/96
Alger American Leveraged AllCap                     50.13%               **               23.10 %            5/1/96
Alger American MidCap Growth                        22.99%               **               13.14 %            5/1/96
Alger American Small Capitalization                  8.43%               **                3.94 %            5/1/96
Berger/BIAM IPT-International                        9.02%               **                3.33 %            5/1/97
Berger IPT-Small Company Growth                    (5.02)%               **              (16.07)%            5/1/98
Dreyfus-Capital Appreciation                        22.89%               **               12.86 %            5/1/98
Dreyfus-Growth and Income                            4.77%               **               11.01 %            5/1/96
Dreyfus Socially Responsible                        22.09%               **               23.64 %            5/1/96
Fidelity VIP Growth                                 32.05%               **               21.94 %            5/1/94
Fidelity VIP High Income                          (11.14)%               **                7.55 %            5/1/94
Fidelity VIP Overseas                                5.69%               **                6.95 %            5/1/94
Fidelity VIP II Asset Manager                        7.96%               **               11.50 %            5/1/94
Fidelity VIP II Contrafund                          22.40%               **               20.68 %            5/1/98
Fidelity VIP III Growth Opportunities               17.22%               **               11.07 %            5/1/98
Fidelity VIP II Index 500                           21.04%               **               25.53 %            5/1/96
Goldman Sachs VIT Capital Growth                       *                 **                ***               5/1/99

Goldman Sachs VIT CORE US Equity                            *            **                ***             5/1/99
Goldman Sachs VIT Global Income                             *            **                ***             5/1/99
Goldman Sachs VIT Growth and Income                         *            **                ***             5/1/99
Montgomery Variable Series: Emerging Markets             (43.87)%        **             (18.82)%           5/1/96

Montgomery Variable Series: Growth                        (3.99)%        **              11.98%            5/1/97
Seligman Communications and Information
                                                          29.09%         **              20.64%            5/1/95
Seligman Frontier                                         (8.31)%        **              13.11%            5/1/95

* These Sub-Accounts have not been in operation one year as of December 31, 1998, and accordingly, no one year standardized average annual total return is available.

** These Sub-Accounts have not been in operation five years as of December 31, 1998, and accordingly, no five year standardized average annual total return is available.

*** As of December 31, 1998, the Goldman Sachs VIT Capital Growth, Goldman Sachs
    VIT CORE US Equity, Goldman Sachs VIT Global Income, and Goldman Sachs VIT Growth and Income Sub-Accounts had not commenced operations. Accordingly, we have not provided standardized average annual total return information for these Sub-Accounts.

B.  NONSTANDARDIZED "AVERAGE ANNUAL TOTAL RETURNS"

We may, from time to time, also quote in sales literature or advertisements, nonstandardized average annual total returns for the Sub-Accounts that do not reflect the surrender charge. These are calculated in exactly the same way as standardized average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any charges on amounts surrendered or withdrawn, and that the initial investment is assumed to be $10,000 rather than $1,000.

Generally, nonstandardized Sub-Account performance data will only be disclosed if standardized average annual return for the Sub-Accounts for the required periods is also disclosed.

Nonstandardized average annual total returns for the period ending December 31, 1998 are shown on the following page.

Nonstandardized average annual total returns for the periods shown below were:

                                    1 YEAR RETURN         5 YEAR        FROM SUB-          SUB-
         SUB-ACCOUNTS                 YEAR ENDED          RETURN         ACCOUNT         ACCOUNT
                                       12/31/98          YEAR ENDED     INCEPTION TO     INCEPTION
                                                          12/31/98      12/31/98           DATE
Bond                                   7.38%                5.15%              6.40 %        12/4/89
Capital                               18.42%               14.37%             14.71 %         5/1/93
International Equity                  11.69%                 **                9.89 %         5/1/95
Managed                                3.57%                8.12%              8.28 %        12/4/89
Money Market                           3.25%                3.04%              2.98 %        12/4/89
Value Equity                           1.26%               10.35%              9.63 %        12/4/89
Alger American Growth                 45.91%                 **               26.83 %         5/1/96
Alger American Leveraged              55.53%                 **               24.28 %         5/1/96
AllCap
Alger American MidCap Growth          28.39%                 **               14.49 %         5/1/96
Alger American Small                  13.83%                 **                5.50 %         5/1/96
Capitalization
Berger/BIAM IPT-International         14.42%                 **                6.47 %         5/1/97
Berger IPT-Small Company               0.38%                 **               12.06           5/1/98
Growth
Dreyfus-Capital Appreciation          28.29%                 **               16.14 %         5/1/98
Dreyfus-Growth and Income             10.17%                 **               11.84 %         5/1/96
Dreyfus Socially Responsible          27.49%                 **               24.41 %         5/1/96
Fidelity VIP Growth                   37.45%                 **               22.31 %         5/1/94
Fidelity VIP High Income             (5.74)%                 **                8.13 %         5/1/94
Fidelity VIP Overseas                 11.09%                 **                7.54 %         5/1/94
Fidelity VIP II Asset Manager         13.36%                 **               12.01 %         5/1/94
Fidelity VIP II Contrafund            27.80%                 **               12.22 %         5/1/98
Fidelity VIP III Growth               22.62%                 **               19.50 %         5/1/98
Opportunities
Fidelity VIP II Index 500             26.44%                 **               26.68 %         5/1/96
Goldman Sachs VIT Capital               *                    **                 ***           5/1/99
Growth
Goldman Sachs VIT CORE US               *                    **                 ***           5/1/99
Equity
Goldman Sachs VIT Global                *                    **                 ***           5/1/99
Income
Goldman Sachs VIT Growth and            *                    **                 ***           5/1/99
Income
Montgomery Variable Series:          (38.47)%                                (16.56)
Emerging Markets                                            **                                5/1/96

Montgomery Variable Series:            1.41%                 **               14.26%           5/1/97
Growth
Seligman Communications and           34.49%                                  21.24%           5/1/95
Information                                                  **

Seligman Frontier                     (2.91)%                **               13.85%           5/1/95

* These Sub-Accounts have not been in operation one year as of December 31, 1998, and accordingly, no one year nonstandardized average annual total return is available.

** These Sub-Accounts have not been in operation five years as of December 31, 1998, and accordingly, no five year nonstandardized average annual total return is available.

*** As of December 31, 1998, the Goldman Sachs VIT Capital Growth, Goldman Sachs VIT CORE US Equity, Goldman Sachs VIT Global Income and Goldman Sachs VIT Growth and Income Sub-Accounts had not commenced operations. Accordingly, we have not provided nonstandardized average annual total return information for these Sub-Accounts.

C. ADJUSTED HISTORIC FUND AVERAGE ANNUAL TOTAL RETURNS

Sales literature or advertisements may quote historic performance data for the Funds since their inception reduced by some or all of the fees and charges under the Policy. Such adjusted historic fund performance includes data that precedes the inception dates of the Sub-Accounts. This data is designed to show the performance that would have resulted if the Sub-Accounts had been in existence during that time. Adjusted historic Fund average annual total returns performance data will be shown only if standard performance data for the Sub-Accounts is also shown, if available.

The Funds have provided the adjusted historic Fund average annual total return information used to calculate the adjusted historic total returns for the Funds for periods prior to the inception date of the Sub-Accounts.

Adjusted historic Fund average annual total returns for the period ending December 31,1998, are shown on the following pages.

Adjusted historic Fund average annual total returns, assuming a surrender charge, for the periods shown below were:

                                      1 YEAR            5 YEAR        10 YEAR        FROM FUND
                                      RETURN            RETURN        RETURN         INCEPTION           FUND
                                   YEAR ENDED         YEAR ENDED     YEAR ENDED         DATE            INCEPTION
SUB-ACCOUNT                         12/31/98           12/31/98       12/31/98       TO 12/31/98          DATE
--------------                     ----------        ----------     -----------     ------------      ------------
Bond                                    1.98%          4.71%           ***             6.40%          12/04/89
Capital                                13.02%         14.05%           ***            14.41%          04/23/93
International Equity                    6.29%           **             ***             8.89%          04/24/95
Managed                               (1.83)%          7.73%           ***             8.28%          12/04/89
Money Market                          (2.15)%          2.56%           ***             2.98%          12/04/89
Value Equity                          (4.14)%          9.98%           ***             9.63%          12/04/89
Alger American Growth                  40.51%         21.87%           ***            20.28%          01/08/89
Alger American Leveraged AllCap
                                       50.13%           **             ***            36.90%          01/25/95
Alger American MidCap Growth           22.99%         16.98%           ***            21.54%          05/03/93
Alger American Small                    8.43%         11.10%         18.14%           17.16%          09/20/88
 Capitalization
Berger/BIAM IPT-International           9.02%           **             ***             3.33%          05/01/97
Berger IPT-Small Company Growth
                                      (5.02)%           **             ***            13.63%          05/01/96
Dreyfus-Capital Appreciation           22.89%         21.45%           ***            19.59%          03/31/93
Dreyfus-Growth and Income               4.77%           **             ***            18.85%          05/02/94
Dreyfus Socially Responsible           22.09%         20.33%           ***            20.98%          10/07/93
Fidelity VIP Growth                    32.05%         19.71%         17.69%           15.67%          10/09/86
Fidelity VIP High Income             (11.14)%          6.79%          9.48%            9.49%          09/19/85
Fidelity VIP Overseas                   5.69%          7.67%          8.48%            7.01%          01/28/87
Fidelity VIP II Asset Manager           7.96%          9.79%           ***            11.26%          09/06/89
Fidelity VIP II Contrafund             22.40%           **             ***            26.17%          01/03/95
Fidelity VIP III Growth
 Opportunities                         17.22%           **             ***            23.81%          01/03/95

Fidelity VIP II Index 500              21.04%         21.70%           ***            19.31%          08/27/92
Goldman Sachs VIT Capital Growth
                                         *              **             ***             ****           05/01/99
Goldman Sachs VIT CORE US Equity
                                         *              **             ***             ****           05/01/99
Goldman Sachs VIT Global Income
                                         *              **             ***             ****           05/01/99
Goldman Sachs VIT Growth and
Income                                   *              **             ***             ****           05/01/99

Montgomery Variable Series:
Emerging Markets                     (43.87)%           **             ***          (16.58)%          02/02/96

Montgomery Variable Series:
Growth                                (3.99)%           **             ***            17.18%          02/09/96

Seligman Communications and
Information                            29.09%           **             ***            23.28%          10/11/94

                                   1 YEAR         5 YEAR         10 YEAR        FROM FUND
                                   RETURN         RETURN         RETURN         INCEPTION           FUND
                                YEAR ENDED      YEAR ENDED     YEAR ENDED         DATE            INCEPTION
SUB-ACCOUNT                      12/31/98        12/31/98       12/31/98       TO 12/31/98          DATE
--------------                  ----------     ----------     -----------     ------------      ------------
Seligman Frontier                 (8.31)%        **              ***            15.56%          10/11/94

* These Sub-Accounts invest in Portfolios that have not been in operation one year as of December 31, 1998, and accordingly, no one year adjusted historic Fund average annual total return is available.

** These Sub-Accounts invest in Portfolios that have not been in operation five years as of December 31, 1998, and accordingly, no five year adjusted historic Fund average annual total return is available.

*** These Sub-Accounts invest in Portfolios that have not been in operation ten years as of December 31, 1998, and accordingly, no ten year adjusted historic Fund average annual total return is available.

**** As of December 31, 1998, these Sub-Accounts had not commenced operations.
     Accordingly, we have not provided adjusted historic Fund average annual total return information for these Sub-Accounts.

Adjusted historic Fund average annual total returns, assuming no surrender charge, for the periods shown below were:

                                    1 YEAR             5 YEAR           10 YEAR        FROM FUND
                                    RETURN             RETURN            RETURN        INCEPTION        FUND
                                  YEAR ENDED         YEAR ENDED         YEAR ENDED        DATE        INCEPTION
SUB-ACCOUNT                        12/31/98           12/31/98           12/31/98     TO 12/31/98       DATE
-------------                      --------           --------           ---------    ------------   -----------
Bond                                 7.38%              5.15%               ***          6.40%          12/04/89
Capital                             18.42%             14.37%               ***         14.66%          04/23/93
International Equity                11.69%               **                 ***          9.85%          04/24/95
Managed                              3.57%              8.12%               ***          8.28%          12/04/89
Money Market                         3.25%              3.04%               ***          2.98%          12/04/89
Value Equity                         1.26%             10.35%               ***          9.63%          12/04/89
Alger American Growth               45.91%             22.11%               ***         20.28%          01/08/89
Alger American Leveraged AllCap     55.53%               **                 ***         37.36%          01/25/95
Alger American MidCap Growth        28.39%             17.27%               ***         21.73%          05/03/93
Alger American Small                13.83%             11.45%             18.14%        17.16%          09/20/88
Capitalization
Berger/BIAM IPT-International       14.42%               **                 ***          6.47%          05/01/97
Berger IPT-Small Company Growth      0.38%               **                 ***         18.13%          05/05/96
Dreyfus-Capital Appreciation        28.29%             21.78%               ***         19.79%           3/31/93
Dreyfus-Growth and Income           10.17%                                  ***         19.25%          05/02/94
Dreyfus Socially Responsible        27.49%             20.67%               ***         21.21%          10/07/93
Fidelity VIP Growth                 37.45%             19.97%             17.69%        15.67%          10/09/86
Fidelity VIP High Income           (5.74)%              7.20%              9.48%         9.49%          09/19/85
Fidelity VIP Overseas               11.09%              8.07%              8.48%         7.01%          01/28/87
Fidelity VIP II Asset Manager       13.36%             10.16%               ***         11.34%          09/06/89
Fidelity VIP II Contrafund          27.80%               **                 ***         26.72%          01/03/95
Fidelity VIP III Growth             22.62%               **                 ***         24.40%          01/03/95
Opportunities
Fidelity VIP II Index 500           26.44%             21.94%               ***         19.42%          08/27/92
Goldman Sachs VIT Capital Growth      *                  **                 ***           ****          05/01/99
Goldman Sachs VIT CORE US Equity      *                  **                 ***           ****          05/01/99
Goldman Sachs VIT Global Income       *                  **                 ***           ****          05/01/99
Goldman Sachs VIT Growth and          *                  **                 ***
Income
Montgomery Variable Series:       (38.47)%               **                 ***       (14.45)%          02/02/96
Emerging Markets
Montgomery Variable Series:          1.41%               **                 ***         18.32%          02/09/96
Growth
Seligman Communications and         34.49%               **                 ***         23.70%          10/11/94
Information

                                    1 YEAR             5 YEAR           10 YEAR        FROM FUND
                                    RETURN             RETURN            RETURN        INCEPTION        FUND
                                  YEAR ENDED         YEAR ENDED         YEAR ENDED        DATE        INCEPTION
SUB-ACCOUNT                        12/31/98           12/31/98           12/31/98     TO 12/31/98       DATE
-------------                      --------           --------           ---------    ------------   -----------
Seligman Frontier                   (2.91)%              **                 ***            16.08%         10/11/94

* These Sub-Accounts invest in Portfolios that have not been in operation one year as of December 31, 1998, and accordingly, no one year adjusted historic Fund average annual total return is available.

** These Sub-Accounts invest in Portfolios that have not been in operation five years as of December 31, 1998, and accordingly, no five year adjusted historic Fund average annual total return is available.

*** These Sub-Accounts invest in Portfolios that have not been in operation ten years as of December 31, 1998, and accordingly, no ten year adjusted historic Fund average annual total return is available.

**** As of December 31, 1998, these Sub-Accounts had not commenced operations.
     Accordingly, we have not provided adjusted historic Fund average annual total return information for these Sub-Accounts.

EFFECT OF THE ANNUAL ADMINISTRATION CHARGE ON PERFORMANCE DATA

The Policy provides for a $30 annual administration charge to be assessed annually on each policy anniversary proportionately from any Sub-Accounts or Fixed Account in which You are invested. If the Policy Value on the policy anniversary is $75,000 or more, we will waive the annual administration charge for the prior Policy Year. We will also waive the annual administration charge for Tax-Sheltered Annuity Policies. For purposes of reflecting the annual administration charge in yield and total return quotations, we will convert the annual charge into a per-dollar per-day charge based on the average Policy Value in the Variable Account of all policies on the last day of the period for which quotations are provided. The per-dollar per-day average charge will then be adjusted to reflect the basis upon which the particular quotation is calculated.


                         SAFEKEEPING OF ACCOUNT ASSETS

We hold the title to the assets of the Variable Account. The assets are kept physically segregated and held separate and apart from our general account assets and from the assets in any other separate account we have.

Records are maintained of all purchases and redemptions of portfolio shares held by each of the Sub-Accounts.

Our officers and employees are covered by an insurance company blanket bond issued by America Home Assurance Company to The Canada Life Assurance Company, our parent Company, in the amount of $25 million. The bond insures against dishonest and fraudulent acts of officers and employees.


                               STATE REGULATION

We are subject to the insurance laws and regulations of all the jurisdictions where we are licensed to operate. The availability of certain Policy rights and provisions depends on state approval and/or filing and review processes. The policies will be modified to comply with the requirements of each applicable jurisdiction.


                              RECORDS AND REPORTS

We will maintain all records and accounts relating to the Variable Account. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, reports containing such information as may be required under the Act or by any other applicable law or regulation will be sent to you semi-annually at your last address known to us.


                                 LEGAL MATTERS

All matters relating to Michigan law pertaining to the policies, including the validity of the policies and our authority to issue the policies, have been passed upon by Charles MacPhaul. Sutherland Asbill &

Brennan LLP of Washington, DC, has provided advice on certain matters relating to the federal securities laws.


                                    EXPERTS

Our balance sheets as of December 31, 1998 and 1997, and the related statements of operations, capital and surplus, and cash flows for each of the three years in the period ended December 31, 1998, included in this Statement of Additional Information and Registration Statement as well as the Variable Account's statement of net assets as of December 31, 1998, and the related statements of operations and changes in net assets for the periods indicated therein included in this Statement of Additional Information and Registration Statement have been audited by Ernst & Young LLP, independent auditors, of Atlanta, Georgia, as set forth in their reports thereon appearing elsewhere herein and in the Registration Statement, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.


                               OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933 as amended, with respect to the policies discussed in this Statement of Additional Information. Not all of the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.


                             FINANCIAL STATEMENTS

The Variable Account's statement of net assets as of December 31, 1998, and the related statements of operations and changes in net assets for the periods indicated therein, as well as the Report of Independent Auditors, are contained herein. Ernst & Young LLP, independent auditors, serves as independent auditors for the Variable Account.

Our balance sheets as of December 31, 1998 and 1997, and the related statements of operations, capital and surplus, and cash flows for each of the three years in the period ended December 31, 1998, as well as the Report of Independent Auditors, are contained herein. The financial statements of the Company should be considered only as bearing on our ability to meet our obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

                         INDEX TO FINANCIAL STATEMENTS
                         -----------------------------


CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1
                                                       Page

    Report of Independent Auditors.................     1

    Audited Financial Statements

    Statement of Net Assets........................     2
    Statement of Operations........................    10
    Statements of Changes in Net Assets............    18
    Notes to Financial Statements..................    33


CANADA LIFE INSURANCE COMPANY OF AMERICA
                                                       Page

    Report of Independent Auditors.................     1

    Audited Financial Statements

    Statutory Balance Sheets.......................     2
    Statutory Statements of Operations.............     3
    Statutory Statements of Capital and Surplus....     4
    Statutory Statements of Cash Flows.............     5
    Notes to Statutory Financial Statements........     6

                             FINANCIAL STATEMENTS


                            CANADA LIFE OF AMERICA
                                   VARIABLE
                               ANNUITY ACCOUNT 1

                               DECEMBER 31, 1998

                      WITH REPORT OF INDEPENDENT AUDITORS

                        REPORT OF INDEPENDENT AUDITORS




Board of Directors
Canada Life Insurance Company of America


We have audited the accompanying statement of net assets of CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1 (comprising, respectively, the Money Market, Managed, Bond, Equity, Capital, International Equity, Asset Manager, Growth, High Income, Overseas, Index 500, Contrafund, Growth Opportunities, Communications and Information, Frontier, Small Capitalization, Growth, MidCap, Leveraged AllCap, Growth and Income, Socially Responsible, Capital Appreciation, Emerging Markets, Variable Series Growth, Berger IPT International and Small Company Growth Sub-accounts) as of December 31, 1998, and the related statements of operations and changes in net assets for the periods indicated therein.
These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting the Canada Life of America Variable Annuity Account 1 at December 31, 1998, and the results of their operations and the changes in their net assets for each of the periods indicated therein in conformity with generally accepted accounting principles.



Atlanta, Georgia
February 5, 1999

               CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                            STATEMENT OF NET ASSETS

                               DECEMBER 31, 1998


                                                                     CLASF SERIES
                                                                     ------------
                                                                                                                  INTERNATIONAL
                              MONEY MARKET       MANAGED            BOND                                             EQUITY
                                 SUB-             SUB-              SUB-           EQUITY           CAPITAL           SUB-
                                ACCOUNT          ACCOUNT          ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT       ACCOUNT
                        --------------------------------------------------------------------------------------------------------
Net Assets
Investment in Canada
 Life of America Series
 Fund, Inc., at
  market (See
  Note 3 for cost
   values)                    $ 6,830,960      $8,168,214       $5,383,471       $6,225,364       $3,601,534         $2,100,174
Dividends receivable               31,664         854,306          266,663          286,632          255,125            158,034
Due from (to) Canada
 Life Insurance
 Company of
 America (Note 6)               6,275,695          (2,710)          (9,495)         (28,815)         (64,732)            (1,297)
                        -------------------------------------------------------------------------------------------------------
Net assets                    $13,138,319      $9,019,810       $5,640,639       $6,483,181       $3,791,927         $2,256,911
                        =======================================================================================================
 NET ASSETS
 ATTRIBUTABLE TO:
   Policyholders'
    liability reserve         $13,138,319      $9,019,810       $5,640,639       $6,483,181       $3,791,927         $2,256,911
                        -------------------------------------------------------------------------------------------------------
   Net assets                 $13,138,319      $9,019,810       $5,640,639       $6,483,181       $3,791,927         $2,256,911
                        =======================================================================================================

NUMBER OF UNITS
 OUTSTANDING                      998,986         432,799          318,852          278,693          172,688            159,041
                        =======================================================================================================

NET ASSET VALUE PER
 UNIT                            $13.1517        $20.8406         $17.6905         $23.2628         $21.9583           $14.1907
                        =======================================================================================================

See accompanying notes.

               CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                               DECEMBER 31, 1998

                                                     FIDELITY VIP SERIES
                                                     -------------------

                               ASSET MANAGER                        HIGH INCOME
                                   SUB-             GROWTH           OVERSEAS          SUB-
                                 ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT      ACCOUNT
                          --------------------------------------------------------------------
NET ASSETS
Investment in Fidelity
 VIP at market (See Note
 3 for cost values)             $11,222,553      $15,439,946        $8,269,812      $3,001,224
Dividends receivable                      -                -                 -               -
Due from (to) Canada Life
 Insurance Company of
 America (Note 6)                   (61,348)         (72,782)          (44,761)        160,826
                          --------------------------------------------------------------------
 Net assets                     $11,161,205      $15,367,164        $8,225,051      $3,162,050
                          ====================================================================

NET ASSETS ATTRIBUTABLE
 TO:
   Policyholders'
   liability reserve            $11,161,205      $15,367,164        $8,225,051      $3,162,050
                          --------------------------------------------------------------------
Net assets                      $11,161,205      $15,367,164        $8,225,051      $3,162,050
                          ====================================================================

NUMBER OF UNITS
 OUTSTANDING                        406,139          255,922           243,672         139,386
                          ====================================================================

NET ASSET VALUE PER UNIT           $27.4812         $60.0463          $33.7546        $22.6856
                          ====================================================================

     See accompanying notes.

               CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                               DECEMBER 31, 1998


                                         FIDELITY VIP SERIES (CONTINUED)
                                ------------------------------------------------
                                                                      GROWTH
                                 INDEX 500      CONTRAFUND         OPPORTUNITIES
                                SUB-ACCOUNT     SUB-ACCOUNT         SUB-ACCOUNT
                                ------------------------------------------------
NET ASSETS
Investment in Fidelity VIP
 at market (See Note 3 for
 cost values)                   $14,536,885     $ 1,095,841        $ 1,134,848
Dividends receivable                      -               -                  -
Due from (to) Canada Life
 Insurance Company of
 America (Note 6)                   (44,987)          1,282             (2,853)
                                ----------------------------------------------
Net assets                      $14,491,898     $ 1,097,123        $ 1,131,995
                                ==============================================

NET ASSETS ATTRIBUTABLE TO:
   Policyholders'
    liability reserve           $14,491,898     $ 1,097,123        $ 1,131,995
                                ----------------------------------------------
Net assets                      $14,491,898     $ 1,097,123        $ 1,131,995
                                ==============================================


NUMBER OF UNITS OUTSTANDING          93,430          42,453             47,162
                                ==============================================

NET ASSET VALUE PER UNIT        $  155.1097     $   25.8432        $   24.0023
                                ==============================================

See accompanying notes.

               CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                               DECEMBER 31, 1998



                                                  SELIGMAN PORTFOLIOS SERIES
                                           -------------------------------------
                                             COMMUNICATIONS
                                             AND INFORMATION          FRONTIER
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                           -------------------------------------
NET ASSETS
Investment in Seligman Portfolios,
 Inc. at market (See Note 3 for cost
 values)                                   $14,625,768              $ 3,732,653
Dividends receivable                                 -                        -
Due from (to) Canada Life Insurance
 Company of America (Note 6)                  (109,604)                 (12,060)
                                           ------------------------------------
Net assets                                 $14,516,164              $ 3,720,593
                                           ====================================

NET ASSETS ATTRIBUTABLE TO:
   Policyholders' liability reserve        $14,516,164              $ 3,720,593
                                           ------------------------------------
Net assets                                 $14,516,164              $ 3,720,593
                                           ====================================

NUMBER OF UNITS OUTSTANDING                    586,602                  196,854
                                           ====================================

NET ASSET VALUE PER UNIT                   $   24.7462              $   18.9003
                                           ====================================

See accompanying notes.

               CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                               DECEMBER 31, 1998

                                                                        ALGER AMERICAN SERIES
                                                                        ---------------------
                                                   SMALL                                                 LEVERAGED
                                              CAPITALIZATION         GROWTH             MIDCAP            ALLCAP
                                                SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                                           --------------------------------------------------------------------------
NET ASSETS
Investment in Alger American at market
 (See Note 3 for cost values)                 $ 3,098,214          $ 6,850,904       $ 2,433,741        $ 1,951,015
Dividends receivable                                    -                    -                 -                  -
Due from (to) Canada Life Insurance
 Company of America (Note 6)                       65,417              (38,557)           32,790            (11,107)
                                           --------------------------------------------------------------------------
Net assets                                    $ 3,163,631          $ 6,812,347       $ 2,466,531        $ 1,939,908
                                           ==========================================================================

NET ASSETS ATTRIBUTABLE TO:
 Policyholders' liability reserve             $ 3,163,631          $ 6,812,347       $ 2,466,531        $ 1,939,908
                                           --------------------------------------------------------------------------
Net assets                                    $ 3,163,631          $ 6,812,347       $ 2,466,531        $ 1,939,908
                                           ==========================================================================

NUMBER OF UNITS OUTSTANDING                        61,619              107,039            80,616             55,493
                                           ==========================================================================

NET ASSET VALUE PER UNIT                      $   51.3418          $   63.6436       $   30.5960        $   34.9577
                                           ==========================================================================

See accompanying notes.

               CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                               DECEMBER 31, 1998

                                                                               DREYFUS SERIES
                                                                               --------------
                                                                    GROWTH       SOCIALLY        CAPITAL
                                                                  AND INCOME   RESPONSIBLE    APPRECIATION
                                                                 SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                                                               --------------------------------------------
NET ASSETS
Investment in Dreyfus at market (See Note 3 for cost values)     $ 6,748,945   $ 4,666,786    $ 2,161,653
Dividends receivable                                                       -             -              -
Due from (to) Canada Life Insurance Company of America (Note 6)      (11,250)       (7,338)        (6,851)
                                                               --------------------------------------------
Net assets                                                       $ 6,737,695   $ 4,659,448    $ 2,154,802
                                                               ============================================

NET ASSETS ATTRIBUTABLE TO:
   Policyholders' liability reserve                              $ 6,737,695   $ 4,659,448    $ 2,154,802
                                                               --------------------------------------------
Net assets                                                       $ 6,737,695   $ 4,659,448    $ 2,154,802
                                                               ============================================

NUMBER OF UNITS OUTSTANDING                                          236,012       135,648         60,557
                                                               ============================================

NET ASSET VALUE PER UNIT                                         $   28.5481   $   34.3496    $   35.5830
                                                               ============================================

See accompanying notes.

               CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                               DECEMBER 31, 1998

                                                       MONTGOMERY SERIES
                                                       -----------------
                                                 EMERGING           VARIABLE SERIES
                                                  MARKETS              GROWTH
                                                SUB-ACCOUNT          SUB-ACCOUNT
                                         ---------------------------------------------
NET ASSETS
Investment in Montgomery at market (See
 Note 3 for cost values)                        $1,429,668          $1,202,113
Dividends receivable                                     -                   -
Due from (to) Canada Life Insurance
 Company of America (Note 6)                       (13,893)             (8,237)
                                         ---------------------------------------------
Net assets                                      $1,415,775          $1,193,876
                                         =============================================

NET ASSETS ATTRIBUTABLE TO:
 Policyholders' liability reserve               $1,415,775          $1,193,876
                                         ---------------------------------------------
Net assets                                      $1,415,775          $1,193,876
                                         =============================================

NUMBER OF UNITS OUTSTANDING                        222,257              73,204
                                         =============================================

NET ASSET VALUE PER UNIT                        $   6.3700          $  16.3089
                                         =============================================

See accompanying notes.

               CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                               DECEMBER 31, 1998

                                                           BERGER SERIES
                                                           -------------

                                                  BERGER IPT             SMALL COMPANY
                                                 INTERNATIONAL              GROWTH                 ALL SERIES
                                                  SUB-ACCOUNT             SUB-ACCOUNT               COMBINED
                                           ------------------------------------------------------------------------
NET ASSETS
Investment in Berger at market
 (See Note 3 for cost values)                    $ 2,542,731             $     313,496             $ 138,768,513
Dividends receivable                                       -                         -                 1,852,424
Due from (to) Canada Life Insurance
 Company of America (Note 6)                         (26,036)                   (1,271)                5,956,026
                                           ------------------------------------------------------------------------
Net assets                                       $ 2,516,695             $     312,225             $ 146,576,963
                                           ========================================================================

NET ASSETS ATTRIBUTABLE TO:
 Policyholders' liability reserve                $ 2,516,695             $     312,225             $ 146,576,963
                                           ------------------------------------------------------------------------
Net assets                                       $ 2,516,695             $     312,225             $ 146,576,963
                                           ========================================================================

NUMBER OF UNITS OUTSTANDING                          226,339                    26,373                 5,657,836
                                           ========================================================================

NET ASSET VALUE PER UNIT                         $   11.1191             $     11.8388
                                           ========================================================================

See accompanying notes.

               CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                            STATEMENT OF OPERATIONS

                         YEAR ENDED DECEMBER 31, 1998


                                                                      CLASF SERIES
                              ---------------------------------------------------------------------------------------------
                                                                                                         INTERNATIONAL
                                                              BOND                                          EQUITY
                              MONEY MARKET     MANAGED         SUB-           EQUITY        CAPITAL          SUB-
                              SUB-ACCOUNT    SUB-ACCOUNT     ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT       ACCOUNT
                              --------------------------------------------------------------------------------------------
NET INVESTMENT INCOME:
Dividend income               $ 421,185      $ 854,306       $ 266,663     $ 286,632      $ 255,125      $ 158,034
Less mortality and expense
 risk charges (Note 6)          127,969        123,707          44,174        91,136         50,444         31,435
                              --------------------------------------------------------------------------------------------
Net investment income           293,216        730,599         222,489       195,496        204,681        126,599

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON
 INVESTMENTS:
Net unrealized appreciation
 (depreciation) from
 investments                          -       (461,205)        (47,328)     (204,800)       278,899        209,671
Net realized gain (loss)
 from investments                     -         86,148          32,704       (74,090)       138,491         (5,009)
                              --------------------------------------------------------------------------------------------
Net realized and unrealized
 gain (loss) from investments         -       (375,057)        (14,624)     (278,890)       417,390        204,662
                              --------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS                   $ 293,216      $ 355,542       $ 207,865     $ (83,394)     $ 622,071      $ 331,261
                              ============================================================================================

See accompanying notes.

               CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                         YEAR ENDED DECEMBER 31, 1998

                                                       FIDELITY VIP SERIES
                                                       -------------------
                                     ASSET
                                     MANAGER           GROWTH          HIGH INCOME     OVERSEAS
                                       SUB-             SUB-              SUB-           SUB-
                                     ACCOUNT           ACCOUNT           ACCOUNT       ACCOUNT
                               ------------------------------------------------------------------
NET INVESTMENT INCOME:
 Dividend income                    $1,105,466        $1,408,968      $   948,470        $162,631
 Less mortality and expense
  risk charges (Note 6)                125,670           164,416          116,739          41,528
                               ------------------------------------------------------------------
Net investment income                  979,796         1,244,552          831,731         121,103

 NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Net unrealized appreciation
 (depreciation) from
 investments                           (24,457)        1,761,688       (1,020,560)         43,723
Net realized gain (loss)
 from investments                      299,382           872,551         (234,403)        (48,589)
                               ------------------------------------------------------------------
Net realized and unrealized
 gain (loss) from investments          274,925         2,634,239       (1,254,963)         (4,866)
                               ------------------------------------------------------------------
NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS                         $1,254,721        $3,878,791      $  (423,232)       $116,237
                               ==================================================================

See accompanying notes.

               CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                         YEAR ENDED DECEMBER 31, 1998



                                         FIDELITY VIP SERIES (CONTINUED)
                                         -------------------------------
                                      INDEX                              GROWTH
                                       500          CONTRAFUND        OPPORTUNITIES
                                       SUB-            SUB-               SUB-
                                     ACCOUNT         ACCOUNT*           ACCOUNT*
                             ----------------------------------------------------
NET INVESTMENT INCOME:
 Dividend income                   $  237,450        $      -            $      -
 Less mortality and expense
  risk charges (Note 6)               125,713           2,781               2,691
                             ----------------------------------------------------
Net investment income                 111,737          (2,781)             (2,691)

 NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Net unrealized appreciation
 (depreciation) from
 investments                          624,534         136,279             106,799
Net realized gain (loss)
 from investments                   1,935,217         (17,013)             (2,873)
                             ----------------------------------------------------
Net realized and unrealized
 gain (loss) from investments
                                    2,559,751         119,266             103,926
                             ----------------------------------------------------

NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS                        $2,671,488        $116,485            $101,235
                             ====================================================

See accompanying notes.
*For the period from May 1, 1998 (commencement of operations) to December 31,
1998

               CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                         YEAR ENDED DECEMBER 31, 1998


                                              SELIGMAN PORTFOLIO SERIES
                                              -------------------------
                                       COMMUNICATIONS
                                       AND INFORMATION           FRONTIER
                                         SUB-ACCOUNT            SUB-ACCOUNT
                              ---------------------------------------------
NET INVESTMENT INCOME:
 Dividend income                          $  599,718               $      -
 Less mortality and expense
  risk charges (Note 6)                      156,154                 68,499
                              ---------------------------------------------
Net investment income                        443,564                (68,499)

 NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
 Net unrealized appreciation
  (depreciation) from
  investments                              3,767,779                313,963
 Net realized gain (loss)
  from investments                          (369,574)               (10,001)
                              ---------------------------------------------
 Net realized and unrealized
  gain (loss) from investments
                                           3,398,205                303,962
                              ---------------------------------------------

NET  INCREASE (DECREASE) IN
NET ASSETS RESULTING FROM
OPERATIONS                                $3,841,769               $235,463
                              =============================================

See accompanying notes.

               CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                         YEAR ENDED DECEMBER 31, 1998



                                                             ALGER AMERICAN SERIES
                                                             ---------------------
                                          SMALL                                                 LEVERAGED
                                      CAPITALIZATION          GROWTH            MIDCAP           ALLCAP
                                       SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT
                              ----------------------------------------------------------------------------
NET INVESTMENT INCOME:
 Dividend income                          $  163,561        $  689,953           $134,649         $ 43,769
 Less mortality and expense
  risk charges (Note 6)                       33,441            71,833             25,722           16,583
                              ----------------------------------------------------------------------------
Net investment income                        130,120           618,120            108,927           27,186

 NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
 Net unrealized appreciation
  (depreciation) from
  investments                                194,218           579,353            341,002          434,922
 Net realized gain (loss)
  from investments                           914,191           889,130            121,703           97,275
                              ----------------------------------------------------------------------------
 Net realized and unrealized
  gain (loss) from investments
                                           1,108,409         1,468,483            462,705          532,197
                              ----------------------------------------------------------------------------

NET  INCREASE (DECREASE) IN
NET ASSETS RESULTING FROM
OPERATIONS                                $1,238,529        $2,086,603           $571,632         $559,383
                              ============================================================================

See accompanying notes.

               CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                         YEAR ENDED DECEMBER 31, 1998


                                                                  DREYFUS SERIES
                                                                  --------------

                                                         GROWTH              SOCIALLY           CAPITAL
                                                       AND INCOME          RESPONSIBLE       APPRECIATION
                                                      SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT*
                                                     ----------------------------------------------------
NET INVESTMENT INCOME:
 Dividend income                                       $161,717               $137,144          $ 10,556
 Less mortality and expense risk
  charges (Note 6)                                       89,908                 33,621             6,784
                                                     ----------------------------------------------------
Net investment income                                    71,809                103,523             3,772

 NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
 Net unrealized appreciation
  (depreciation) from investments                       435,128                150,417            91,141
 Net realized gain (loss) from
  investments                                           (31,288)               364,740           (70,208)
                                                     ----------------------------------------------------
 Net realized and unrealized gain
  (loss) from investments                               403,840                515,157            20,933
                                                     ----------------------------------------------------
NET  INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                             $475,649               $618,680          $ 24,705
                                                     ====================================================

See accompanying notes.
*For the period from May 1, 1998 (commencement of operations) to December 31,
1998

               CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                         YEAR ENDED DECEMBER 31, 1998


                                                 MONTGOMERY SERIES
                                                 -----------------
                                           EMERGING        VARIABLE SERIES
                                            MARKETS            GROWTH
                                          SUB-ACCOUNT        SUB-ACCOUNT
                                       -------------------------------------
NET INVESTMENT INCOME:
 Dividend income                           $   2,706           $ 10,711
 Less mortality and expense
  risk charges (Note 6)                       26,673             18,075
                                       -------------------------------------
Net investment income                        (23,967)            (7,364)

 NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
 Net unrealized appreciation
  (depreciation) from
  investments                               (328,934)            18,865
 Net realized gain (loss)
  from investments                          (641,596)           (59,101)
                                       -------------------------------------
 Net realized and unrealized
  gain (loss) from investments              (970,530)           (40,236)
                                       -------------------------------------

NET  INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS                                $(994,497)          $(47,600)
                                       =====================================

See accompanying notes.

               CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                         YEAR ENDED DECEMBER 31, 1998


                                              BERGER SERIES
                                              -------------

                                     BERGER IPT            SMALL COMPANY
                                    INTERNATIONAL              GROWTH               ALL SERIES
                                     SUB-ACCOUNT            SUB-ACCOUNT*             COMBINED
                                   ----------------------------------------------------------------
NET INVESTMENT INCOME:
 Dividend income                       $ 34,460               $    140             $ 8,094,014
 Less mortality and expense
  risk charges (Note 6)                  19,898                  1,520               1,617,114
                                   ----------------------------------------------------------------
Net investment income                    14,562                 (1,380)              6,476,900

 NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
 Net unrealized appreciation
  (depreciation) from
  investments                           130,008                 30,701               7,561,806
 Net realized gain (loss)
  from investments                        6,761                (31,684)              4,162,864
                                   ----------------------------------------------------------------
 Net realized and unrealized
  gain (loss) from investments
                                        136,769                   (983)             11,724,670
                                   ----------------------------------------------------------------

NET  INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS                            $151,331               $ (2,363)            $18,201,570
                              ================================================================

See accompanying notes.
*For the period from May 1, 1998 (commencement of operations) to December 31,
1998

               CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                      STATEMENT OF CHANGES IN NET ASSETS

                         YEAR ENDED DECEMBER 31, 1998

                                                               CLASF SERIES
                                                               -------------
                             MONEY                                                                INTERNATIONAL
                             MARKET          MANAGED        BOND      EQUITY        CAPITAL          EQUITY
                              SUB-            SUB-          SUB-       SUB-          SUB-              SUB-
                             ACCOUNT         ACCOUNT       ACCOUNT    ACCOUNT       ACCOUNT          ACCOUNT
                           ------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
   (loss)                     $   293,216  $   730,599   $  222,489    $  195,496    $  204,681      $  126,599
 Unrealized appreciation
  (depreciation) from
  investments                           -     (461,205)     (47,328)     (204,800)      278,899         209,671
 Net realized gain (loss)
  from investments                      -       86,148       32,704       (74,090)      138,491          (5,009)

                           ------------------------------------------------------------------------------------
 Net increase (decrease)
  in net assets resulting
  from operations                 293,216      355,542      207,865       (83,394)      622,071         331,261



CAPITAL TRANSACTIONS:
 Net increase (decrease)
  from unit transactions
  (Note 5)                      8,995,816   (1,595,731)   3,329,975       945,929      (388,462)       (625,882)
                           ------------------------------------------------------------------------------------
 Net increase (decrease)
  in net assets arising
  from capital transactions     8,995,816   (1,595,731)   3,329,975       945,929      (388,462)       (625,882)
                           ------------------------------------------------------------------------------------


TOTAL INCREASE (DECREASE)
 IN NET ASSETS                  9,289,032   (1,240,189)   3,537,840       862,535       233,609        (294,621)


NET ASSETS, BEGINNING OF
 YEAR                           3,849,287   10,259,999    2,102,799     5,620,646     3,558,318       2,551,532
                           ------------------------------------------------------------------------------------

NET ASSETS, END OF YEAR       $13,138,319  $ 9,019,810   $5,640,639    $6,483,181    $3,791,927      $2,256,911
                           ====================================================================================

See accompanying notes.

               CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                         YEAR ENDED DECEMBER 31, 1998

                                                           FIDELITY VIP SERIES
                                                           -------------------
                                  ASSET
                                 MANAGER             GROWTH           HIGH INCOME          OVERSEAS
                               SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
                              ---------------------------------------------------------------------------
OPERATIONS:
 Net investment income
    (loss)                           $   979,796        $ 1,244,552        $   831,731         $  121,103
 Unrealized appreciation
  (depreciation) from
  investments                            (24,457)         1,761,688         (1,020,560)            43,723
 Net realized gain (loss)
    from investments                     299,382            872,551           (234,403)           (48,589)
                              ---------------------------------------------------------------------------
 Net increase (decrease) in
  net assets resulting from
  operations                           1,254,721          3,878,791           (423,232)           116,237

CAPITAL TRANSACTIONS:
 Net increase (decrease)
    fom unit transactions
    (Note 5)                           2,012,462          1,178,609            974,770            817,737
                              ---------------------------------------------------------------------------
Net increase (decrease) in
    net assets arising from
    capital transactions               2,012,462          1,178,609            974,770            817,737
                              ---------------------------------------------------------------------------

TOTAL INCREASE
    (DECREASE) IN NET
     ASSETS                            3,267,183          5,057,400            551,538            933,974

NET ASSETS, BEGINNING OF YEAR
                                       7,894,022         10,309,764          7,673,513          2,228,076
                              ---------------------------------------------------------------------------

NET ASSETS, END OF YEAR              $11,161,205        $15,367,164        $ 8,225,051         $3,162,050
                              ===========================================================================

See accompanying notes.

               CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                         YEAR ENDED DECEMBER 31, 1998


                                           FIDELITY VIP SERIES (CONTINUED)
                                           -------------------------------
                                    INDEX                                  GROWTH
                                     500             CONTRAFUND        OPPORTUNITIES
                                 SUB-ACCOUNT        SUB-ACCOUNT*        SUB-ACCOUNT*
                            -----------------------------------------------------------
OPERATIONS:
 Net investment income
    income                           $   111,737         $   (2,781)         $   (2,691)
 Unrealized appreciation
  (depreciation) from
  investments                            624,534            136,279             106,799


Net realized gain (loss)
 from investments                      1,935,217            (17,013)             (2,873)
                            -----------------------------------------------------------
Net increase (decrease) in
 net assets resulting from
 operations                            2,671,488            116,485             101,235



CAPITAL TRANSACTIONS:
 Net increase (decrease)
  from unit transactions
  (Note 5)                             1,862,825            980,638           1,030,760
                            -----------------------------------------------------------
Net increase (decrease) in
 net assets arising from
 capital transactions                  1,862,825            980,638           1,030,760
                            -----------------------------------------------------------

TOTAL INCREASE
 (DECREASE) IN NET
 ASSETS                                4,534,313          1,097,123           1,131,995

NET ASSETS, BEGINNING OF
 YEAR                                  9,957,585                  -                   -
                            -----------------------------------------------------------

NET ASSETS, END OF YEAR              $14,491,898         $1,097,123          $1,131,995
                            ===========================================================

See accompanying notes.
*For the period from May 1, 1998 (commencement of operations) to December 31,
1998

               CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                         YEAR ENDED DECEMBER 31, 1998

                                  SELIGMAN PORTFOLIOS SERIES
                                  --------------------------
                                COMMUNICATIONS
                                AND INFORMATION          FRONTIER
                                  SUB-ACCOUNT           SUB-ACCOUNT
                           -------------------------------------------
OPERATIONS:
 Net investment income
    (loss)                            $   443,564          $   (68,499)
 Unrealized appreciation
  (depreciation) from
  investments                           3,767,779              313,963
Net realized gain (loss)
 from investments                        (369,574)             (10,001)
                           -------------------------------------------
Net increase (decrease) in
 net assets resulting from
 operations                             3,841,769              235,463



CAPITAL TRANSACTIONS:
 Net increase (decrease)
  from unit transactions
  (Note 5)                              3,495,461           (1,623,883)
Net increase (decrease) in
 net assets arising from
 capital transactions                   3,495,461           (1,623,883)
                           -------------------------------------------

TOTAL INCREASE (DECREASE)
 IN NET ASSETS                          7,337,230           (1,388,420)


NET ASSETS, BEGINNING OF
 YEAR                                   7,178,934            5,109,013
                           -------------------------------------------

NET ASSETS, END OF YEAR               $14,516,164          $ 3,720,593
                           ===========================================

See accompanying notes.

               CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                         YEAR ENDED DECEMBER 31, 1998

                                                               ALGER AMERICAN SERIES
                                                               ---------------------
                                         SMALL                                                    LEVERAGED
                                     CAPITALIZATION           GROWTH             MIDCAP             ALLCAP
                                      SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                                -------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
   (loss)                              $  130,120          $  618,120         $  108,927        $   27,186
 Unrealized appreciation
  (depreciation) from
  investments                             194,218             579,353            341,002           434,922
Net realized gain (loss)
 from investments                         914,191             889,130            121,703            97,275
                                -------------------------------------------------------------------------------
Net increase (decrease) in
 net assets resulting from
 operations                             1,238,529           2,086,603            571,632           559,383


CAPITAL TRANSACTIONS:
 Net increase (decrease)
  from unit transactions
  (Note 5)                                286,389           1,360,947            381,746           716,534
Net increase (decrease) in
 net assets arising from
 capital transactions                     286,389           1,360,947            381,746           716,534
                                -------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE)
 IN NET ASSETS                          1,524,918           3,447,550            953,378         1,275,917

NET ASSETS, BEGINNING OF
 YEAR                                   1,638,713           3,364,797          1,513,153           663,991
                                -------------------------------------------------------------------------------
NET ASSETS, END OF YEAR                $3,163,631          $6,812,347         $2,466,531        $1,939,908
                                ===============================================================================

See accompanying notes.

               CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                         YEAR ENDED DECEMBER 31, 1998

                                                        DREYFUS SERIES
                                                        --------------
                                       GROWTH AND               SOCIALLY                CAPITAL
                                         INCOME               RESPONSIBLE             APPRECIATION
                                      SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT*
                                 ------------------------------------------------------------------
OPERATIONS:
 Net investment income
   (loss)                             $   71,809                 $  103,523           $    3,772
 Unrealized appreciation
  (depreciation) from
  investments                            435,128                    150,417               91,141
Net realized gain (loss)
 from investments                        (31,288)                   364,740              (70,208)
                                 ------------------------------------------------------------------
Net increase (decrease) in
 net assets resulting from
 operations                              475,649                    618,680               24,705

CAPITAL TRANSACTIONS:
 Net increase (decrease)
  from unit transactions
  (Note 5)                               290,806                  2,862,679            2,130,097
Net increase (decrease) in
 net assets arising from
 capital transactions                    290,806                  2,862,679            2,130,097
                                 ------------------------------------------------------------------
TOTAL INCREASE (DECREASE)
 IN NET ASSETS                           766,455                  3,481,359            2,154,802

NET ASSETS, BEGINNING OF
 YEAR                                  5,971,240                  1,178,089                    -
                                 ------------------------------------------------------------------
NET ASSETS, END OF YEAR               $6,737,695                 $4,659,448           $2,154,802
                                 ==================================================================

See accompanying notes.
*For the period from May 1, 1998 (commencement of operations) to December 31,
1998

               CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                         YEAR ENDED DECEMBER 31, 1998

                                          MONTGOMERY SERIES
                                          -----------------
                                       EMERGING           VARIABLE SERIES
                                       MARKETS                GROWTH
                                     SUB-ACCOUNT            SUB-ACCOUNT
                               --------------------------------------------
OPERATIONS:
 Net investment income
   (loss)                            $   (23,967)            $   (7,364)
 Unrealized appreciation
  (depreciation) from
  investments                           (328,934)                18,865
Net realized gain (loss)
 from investments                       (641,596)               (59,101)
                               --------------------------------------------
Net increase (decrease) in
 net assets resulting from
 operations                             (994,497)               (47,600)

CAPITAL TRANSACTIONS:
 Net increase (decrease)
  from unit transactions
  (Note 5)                              (182,808)               736,950
Net increase (decrease) in
 net assets arising from
 capital transactions                   (182,808)               736,950
                               --------------------------------------------
TOTAL INCREASE (DECREASE)
 IN NET ASSETS                        (1,177,305)               689,350

NET ASSETS, BEGINNING OF
 YEAR                                  2,593,080                504,526
                               --------------------------------------------

NET ASSETS, END OF YEAR              $ 1,415,775             $1,193,876
                               ============================================

See accompanying notes.

               CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                          YEAR ENDED DECEMBER 31, 1998


                                                        BERGER
                                                        ------
                                  BERGER IPT         SMALL COMPANY
                                 INTERNATIONAL           GROWTH            ALL SERIES
                                  SUB-ACCOUNT         SUB-ACCOUNT*          COMBINED
                               ---------------------------------------------------------
OPERATIONS:
 Net investment income
   (loss)                         $   14,562             $ (1,380)         $  6,476,900
 Unrealized appreciation
  (depreciation) from
  investments                        130,008               30,701             7,561,806
Net realized gain (loss)
 from investments                      6,761              (31,684)            4,162,864
                               ---------------------------------------------------------
Net increase (decrease) in
 net assets resulting from
 operations                          151,331               (2,363)           18,201,570

CAPITAL TRANSACTIONS:
 Net increase (decrease)
  from unit transactions
  (Note 5)                         1,640,784              314,588            31,929,736
                               ---------------------------------------------------------
Net increase (decrease) in
 net assets arising from
 capital transactions              1,640,784              314,588            31,929,736
                               ---------------------------------------------------------

TOTAL INCREASE (DECREASE)
 IN NET ASSETS                     1,792,115              312,225            50,131,306

NET ASSETS, BEGINNING OF
 YEAR                                724,580                    -            96,445,657
                               ---------------------------------------------------------

NET ASSETS, END OF YEAR           $2,516,695             $312,225          $146,576,963
                               =========================================================

See accompanying notes.

*For the period from May 1, 1998 (commencement of operations) to December 31,
1998

               CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                          YEAR ENDED DECEMBER 31, 1997


                                                                     CLASF SERIES
                                                                     ------------
                                    MONEY                                                            INTERNATIONAL
                                    MARKET        MANAGED        BOND         EQUITY       CAPITAL       EQUITY
                                     SUB-           SUB-         SUB-          SUB-         SUB-          SUB-
                                    ACCOUNT       ACCOUNT       ACCOUNT       ACCOUNT      ACCOUNT      ACCOUNT
                                  ---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
   (loss)                           $  204,932  $   983,185    $   91,052   $  537,739   $  536,227      $  117,846
 Unrealized appreciation
  (depreciation) on investments              -      504,476        35,821      424,433     (152,146)       (211,342)

Net realized gain (loss) on
 investments                                 -       37,772        (4,650)     103,221      226,603          57,528
                                   --------------------------------------------------------------------------------
Net increase (decrease) in net
 assets resulting from
 operations                            204,932    1,525,433       122,223    1,065,393      610,684         (35,968)

CAPITAL TRANSACTIONS:
 Net increase (decrease) from
  unit transactions (Note 5)           620,650   (2,467,522)      213,270      (81,554)    (364,365)      1,796,346
                                  ---------------------------------------------------------------------------------
Net increase (decrease) in net
 assets arising from capital
 transactions                          620,650   (2,467,522)      213,270      (81,554)    (364,365)      1,796,346
                                  ---------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN
 NET ASSETS                            825,582     (942,089)      335,493      983,839      246,319       1,760,378

NET ASSETS, BEGINNING OF YEAR        3,023,705   11,202,088     1,767,306    4,636,807    3,311,999         791,154
                                  ---------------------------------------------------------------------------------

NET ASSETS, END OF YEAR             $3,849,287  $10,259,999    $2,102,799   $5,620,646   $3,558,318      $2,551,532
                                  =================================================================================

See accompanying notes.

               CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                          YEAR ENDED DECEMBER 31, 1997

                                                           FIDELITY VIP SERIES
                                                           -------------------
                                            ASSET                           HIGH                                INDEX
                                           MANAGER        GROWTH           INCOME           OVERSEAS             500
                                             SUB-          SUB-             SUB-              SUB-               SUB-
                                           ACCOUNT        ACCOUNT          ACCOUNT           ACCOUNT           ACCOUNT
                                       ---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
   (loss)                                $  423,510     $   125,313       $  258,797       $  101,686         $   (3,720)
 Unrealized appreciation
  (depreciation) on investments             646,763       1,287,038          514,872          (20,166)           278,031
Net realized gain (loss) on
 investments                                 71,712         237,790          143,099           79,211            502,456
                                       ---------------------------------------------------------------------------------
Net increase (decrease) in net
 assets resulting from
 operations                               1,141,985       1,650,141          916,768          160,731            776,767

CAPITAL TRANSACTIONS:
 Net increase (decrease) from
  unit transactions (Note 5)              2,588,524       2,199,144        2,908,354          708,552          8,101,837
                                       ---------------------------------------------------------------------------------
Net increase (decrease) in net
 assets arising from capital
 transactions                             2,588,524       2,199,144        2,908,354          708,552          8,101,837
                                       ---------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                   3,730,509       3,849,285        3,825,122          869,283          8,878,604

NET ASSETS, BEGINNING OF YEAR             4,163,513       6,460,479        3,848,391        1,358,793          1,078,981
                                       ---------------------------------------------------------------------------------
NET ASSETS, END OF YEAR                  $7,894,022     $10,309,764       $7,673,513       $2,228,076         $9,957,585
                                       =================================================================================

See accompanying notes.

               CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                         YEAR ENDED DECEMBER 31, 1997


                                      SELIGMAN PORTFOLIOS SERIES
                                      --------------------------
                                    COMMUNICATIONS
                                   AND INFORMATION           FRONTIER
                                     SUB-ACCOUNT           SUB-ACCOUNT
                                -----------------------------------------
OPERATIONS:
Net investment income
 (loss)                              $ 1,661,563           $  350,735
Unrealized appreciation
 (depreciation) from
 investments                          (2,078,986)              53,142

Net realized gain (loss)
 from investments                      1,730,199              300,804
                                -----------------------------------------
Net increase (decrease) in
 net assets resulting from
 operations                            1,312,776              704,681

CAPITAL TRANSACTIONS:
Net increase (decrease)
 from unit transactions
 (Note 5)                              2,673,127              885,644
                                -----------------------------------------
Net increase (decrease) in
 net assets arising from
 capital transactions                  2,673,127              885,644
                                -----------------------------------------

TOTAL INCREASE (DECREASE)
 IN NET ASSETS                         3,985,903            1,590,325

NET ASSETS, BEGINNING OF
 YEAR                                  3,193,031            3,518,688
                                -----------------------------------------

NET ASSETS, END OF YEAR              $ 7,178,934           $5,109,013
                                =========================================

See accompanying notes.

               CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                         YEAR ENDED DECEMBER 31, 1997


                                                           ALGER AMERICAN SERIES
                                                           ---------------------
                                      SMALL                                                       LEVERAGED
                                  CAPITALIZATION           GROWTH               MIDCAP             ALLCAP
                                   SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                             ------------------------------------------------------------------------------------
OPERATIONS:
Net investment income
  (loss)                                 $   18,758          $   (8,759)         $   (5,244)          $ (6,582)
Unrealized appreciation
 (depreciation) from
 investments                                 82,353             (35,142)            (70,512)            65,120
Net realized gain (loss)
 from investments                           370,112             238,832             222,816              9,545
                             ------------------------------------------------------------------------------------
Net increase (decrease) in
 net assets resulting from
 operations                                 471,223             194,931             147,060             68,083

CAPITAL TRANSACTIONS:
Net increase (decrease)
 from unit transactions
 (Note 5)                                   805,206           2,681,231             672,189            357,274
                             ------------------------------------------------------------------------------------
Net increase (decrease) in
 net assets arising from
 capital transactions                       805,206           2,681,231             672,189            357,274
                             ------------------------------------------------------------------------------------

TOTAL INCREASE (DECREASE)
 IN NET ASSETS                            1,276,429           2,876,162             819,249            425,357

NET ASSETS, BEGINNING OF
 YEAR                                       362,284             488,635             693,904            238,634
                             ------------------------------------------------------------------------------------

NET ASSETS, END OF YEAR                  $1,638,713          $3,364,797          $1,513,153           $663,991
                             ====================================================================================

 See accompanying notes.

               CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                         YEAR ENDED DECEMBER 31, 1997


                                         DREYFUS SERIES
                                         --------------
                                  GROWTH AND            SOCIALLY
                                    INCOME            RESPONSIBLE
                                 SUB-ACCOUNT          SUB-ACCOUNT
                               ------------------------------------
OPERATIONS:
Net investment income
   (loss)                        $  402,679           $   28,044
Unrealized appreciation
 (depreciation) from
 investments                        142,760               65,973

Net realized gain (loss)
 from investments                    21,747               43,295
                               ------------------------------------
Net increase (decrease) in
 net assets resulting from
 operations                         567,186              137,312

CAPITAL TRANSACTIONS:
Net increase (decrease)
 from unit transactions
 (Note 5)                         2,929,309              930,371
                               ------------------------------------
Net increase (decrease) in
 net assets arising from
 capital transactions             2,929,309              930,371
                               ------------------------------------

TOTAL INCREASE (DECREASE)
 IN NET ASSETS                    3,496,495            1,067,683

NET ASSETS, BEGINNING OF
 YEAR                             2,474,745              110,406

                               ------------------------------------

NET ASSETS, END OF YEAR          $5,971,240           $1,178,089
                               ====================================

See accompanying notes.

               CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                         YEAR ENDED DECEMBER 31, 1997

                                        MONTGOMERY SERIES
                                       --------------------
                                   EMERGING          VARIABLE SERIES
                                   MARKETS               GROWTH
                                 SUB-ACCOUNT          SUB-ACCOUNT*
                           ------------------------------------------
OPERATIONS:
 Net investment income
   (loss)                             $  (17,067)            $ 18,505
 Unrealized appreciation
  (depreciation) from
  investments                           (244,963)             (20,618)
Net realized gain (loss)
 from investments                         32,897                  789
                           ------------------------------------------
Net increase (decrease) in
 net assets resulting from
 operations                             (229,133)              (1,324)



CAPITAL TRANSACTIONS:
 Net increase (decrease)
  from unit transactions
  (Note 5)                             2,460,911              505,850
                           ------------------------------------------
Net increase (decrease) in
 net assets arising from
 capital transactions                  2,460,911              505,850
                           ------------------------------------------

TOTAL INCREASE (DECREASE)
 IN NET ASSETS                         2,231,778              504,526


NET ASSETS, BEGINNING OF
 YEAR                                    361,302                    -
                           ------------------------------------------

NET ASSETS, END OF YEAR               $2,593,080             $504,526
                           ==========================================

See accompanying notes.
*For the period May 1, 1997 (commencement of operations) to December 31, 1997

               CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                         YEAR ENDED DECEMBER 31, 1997


                                BERGER SERIES
                                -------------
                                  BERGER IPT
                                INTERNATIONAL          ALL SERIES
                                 SUB-ACCOUNT*           COMBINED
                           ------------------------------------------
OPERATIONS:
 Net investment income
   (loss)                               $ (2,298)         $ 5,816,901
 Unrealized appreciation
  (depreciation) from
  investments                                789            1,267,696
Net realized gain (loss)
 from investments                            263            4,426,041
                           ------------------------------------------
Net increase (decrease) in
 net assets resulting from
 operations                               (1,246)          11,510,638



CAPITAL TRANSACTIONS:
 Net increase (decrease)
  from unit transactions
  (Note 5)                               725,826           31,850,174
                           ------------------------------------------
Net increase (decrease) in
 net assets arising from
 capital transactions                    725,826           31,850,174
                           ------------------------------------------

TOTAL INCREASE (DECREASE)
 IN NET ASSETS                           724,580           43,360,812


NET ASSETS, BEGINNING OF
 YEAR                                          -           53,084,845
                           ------------------------------------------

NET ASSETS, END OF YEAR                 $724,580          $96,445,657
                           ==========================================

See accompanying notes.
*For the period May 1, 1997 (commencement of operations) to December 31, 1997

               CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 1998

1. ORGANIZATION

Canada Life of America Variable Annuity Account 1 ("Variable Annuity Account 1") was established on July 22, 1988 as a separate investment account of Canada Life Insurance Company of America ("CLICA") to receive and invest premium payments under variable annuity policies issued by CLICA. Variable Annuity Account 1 is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The assets of Variable Annuity Account 1 are invested in the following diversified open-end management investment companies: Canada Life of America Series Fund, Inc. ("CLASF"), Fidelity Investments Variable Insurance Products Fund ("Fidelity"), Seligman Portfolios, Inc. ("Seligman"), Alger American Fund ("Alger American"), and Montgomery Funds III ("Montgomery"). Additionally, assets are invested in Dreyfus Variable Investment Fund ("Dreyfus), an open-ended, non-diversified, management investment company, and Berger Institutional Products Trust ("Berger Trust"). Variable Annuity Account 1 commenced operations on December 4, 1989.

The assets of Variable Annuity Account 1 are the property of CLICA. The portion of Variable Annuity Account 1 assets applicable to the policies will not be charged with liabilities arising out of any other business CLICA may conduct.

2. SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

Investments in shares of CLASF, Fidelity, Seligman, Dreyfus, Alger American, Montgomery and Berger Trust are valued at the reported net asset values of the respective portfolios. Realized gains and losses are computed on the basis of average cost. The difference between cost and current market value of investments owned is recorded as an unrealized gain or loss on investments.

DIVIDENDS

Dividends are recorded on the ex-dividend date and reflect the dividends declared by CLASF, Fidelity, Seligman, Dreyfus, Alger American, Montgomery and Berger Trust from their accumulated net investment income and net realized investment gains. Dividends in the Money Market Sub-account are declared daily and paid quarterly. Dividends in all other Sub-accounts are declared and paid annually. Dividends paid to Variable Annuity Account 1 are reinvested in additional shares of the respective sub-accounts at the net asset value per share.

FEDERAL INCOME TAXES

Variable Annuity Account 1 is not taxed separately because the operations of Variable Annuity Account 1 will be included in the Federal income tax return of CLICA, which is taxed as a "life insurance company" under the provisions of the Internal Revenue Code.

               CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 1998

3. INVESTMENTS

The investments held by Variable Annuity Account 1 as at December 31, 1998 are as follows:

                                                       NUMBER OF       MARKET           MARKET
                                                        SHARES         PRICE            VALUE              COST
                                              ---------------------------------------------------------------------
CLASF Series
------------
Money Market Sub-account                                683,096       $  10.00       $  6,830,960      $  6,830,960
Managed Sub-account                                     689,388        11.8485          8,168,214         8,495,474
Bond Sub-account                                        489,678        10.9939          5,383,471         5,460,110
Equity Sub-account                                      430,675        14.4549          6,225,364         6,140,524
Capital Sub-account                                     226,637        15.8912          3,601,534         3,112,450
International Equity Sub-account                        171,194        12.2678          2,100,174         2,070,141
FIDELITY VIP SERIES
-------------------
Asset Manager Sub-account                               617,982          18.16         11,222,553        10,202,593
Growth Sub-account                                      344,104          44.87         15,439,946        11,619,134
High Income Sub-account                                 717,243          11.53          8,269,812         8,520,492
Overseas Sub-account                                    149,687          20.05          3,001,224         2,831,925
Index 500 Sub-account                                   102,916         141.25         14,536,885        13,553,934
Contrafund Sub-account                                   44,838          24.44          1,095,841           959,562
Growth Opportunities Sub-account                         49,600          22.88          1,134,848         1,028,049
SELIGMAN PORTFOLIO SERIES
-------------------------
Communications and Information Sub-account              853,312          17.14         14,625,768        12,858,597
Frontier Sub-account                                    240,042          15.55          3,732,653         3,484,972
ALGER AMERICAN SERIES
---------------------
Small Capitalization Sub-account                         70,462          43.97          3,098,214         2,817,578
Growth Sub-account                                      128,728          53.22          6,850,904         6,289,670
MidCap Sub-account                                       84,300          28.87          2,433,741         2,120,927
Leveraged AllCap Sub-account                             55,903          34.90          1,951,015         1,445,620
DREYFUS SERIES
--------------
Growth and Income Sub-account                           298,230          22.63          6,748,945         6,362,193
Socially Responsible Sub-account                        150,154          31.08          4,666,786         4,452,272
Capital Appreciation Sub-account                         59,863          36.11          2,161,653         2,070,512
MONTGOMERY SERIES
-----------------
Emerging Markets Sub-account                            216,945           6.59          1,429,668         1,998,471
Variable Series Growth Sub-account                       78,110          15.39          1,202,113         1,203,866
BERGER SERIES
-------------
Berger IPT International Sub-account                    226,827          11.21          2,542,731         2,411,934
Small Company Growth Sub-account                         25,529          12.28            313,496           282,795
                                                                                     ------------------------------
                                                                                     $138,768,513      $128,624,755
                                                                                     ==============================

               CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 1998

4. SECURITY PURCHASES AND SALES

The aggregate cost of purchases of investments are presented below:

                                                                     AGGREGATE COST
                                                                      OF PURCHASES
                                                                ----------------------
           CLASF SERIES
           ------------
           Money Market Sub-account                                     $  243,957,478
           Managed Sub-account                                               2,000,939
           Bond Sub-account                                                  4,685,772
           Equity Sub-account                                                5,326,895
           Capital Sub-account                                               1,688,685
           International Equity Sub-account                                 18,995,899
           FIDELITY VIP SERIES
           -------------------
           Asset Manager Sub-account                                         8,451,475
           Growth Sub-account                                               11,716,053
           High Income Sub-account                                           9,116,789
           Overseas Sub-account                                             40,464,609
           Index 500 Sub-account                                           191,477,823
           Contrafund Sub-account                                            1,292,075
           Growth Opportunities Sub-account                                  1,359,492
           SELIGMAN PORTFOLIO SERIES
           -------------------------
           Communications and Information Sub-account                      192,521,565
           Frontier Sub-account                                            221,110,435
           ALGER AMERICAN SERIES
           ---------------------
           Small Capitalization Sub-account                                 83,267,967
           Growth Sub-account                                               57,397,205
           MidCap Sub-account                                               21,549,191
           Leveraged AllCap Sub-account                                      1,992,560
           DREYFUS SERIES
           --------------
           Growth and Income Sub-account                                     5,314,442
           Socially Responsible Sub-account                                  8,515,808
           Capital Appreciation Sub-account                                  3,305,237
           MONTGOMERY SERIES
           -----------------
           Emerging Markets Sub-account                                      1,708,007
           Variable Series Growth Sub-account                                1,918,028
           BERGER SERIES
           -------------
           Berger IPT International Sub-account                              1,899,114
           Small Company Growth Sub-account                                    711,377
                                                                ----------------------
                                                                        $1,141,744,920
                                                                ======================

               CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 1998


4. SECURITY PURCHASES AND SALES (CONTINUED)

The proceeds from sales of investments are presented below:

                                                                        PROCEEDS
                                                                       FROM SALES
                                                                ----------------------
           CLASF SERIES
           ------------
           Money Market Sub-account                                     $  241,779,008
           Managed Sub-account                                               3,169,764
           Bond Sub-account                                                  1,270,824
           Equity Sub-account                                                3,744,504
           Capital Sub-account                                               1,489,950
           International Equity Sub-account                                 19,464,960
           FIDELITY VIP SERIES
           -------------------
           Asset Manager Sub-account                                         5,919,758
           Growth Sub-account                                                9,178,847
           High Income Sub-account                                           7,152,285
           Overseas Sub-account                                             39,700,177
           Index 500 Sub-account                                           185,099,965
           Contrafund Sub-account                                              315,500
           Growth Opportunities Sub-account                                    328,570
           SELIGMAN PORTFOLIO SERIES
           -------------------------
           Communications and Information Sub-account                      188,747,225
           Frontier Sub-account                                            222,207,748
           ALGER AMERICAN SERIES
           ---------------------
           Small Capitalization Sub-account                                 82,714,475
           Growth Sub-account                                               55,138,231
           MidCap Sub-account                                               20,966,280
           Leveraged AllCap Sub-account                                      1,238,350
           DREYFUS SERIES
           --------------
           Growth and Income Sub-account                                     4,825,432
           Socially Responsible Sub-account                                  5,544,036
           Capital Appreciation Sub-account                                  1,164,517
           MONTGOMERY SERIES
           -----------------
           Emerging Markets Sub-account                                      1,928,947
           Variable Series Growth Sub-account                                1,177,663
           BERGER SERIES
           -------------
           Berger IPT International Sub-account                                220,079
           Small Company Growth Sub-account                                    396,898
                                                                ----------------------
                                                                        $1,104,883,993
                                                                ======================

               CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 1998

5. SUMMARY OF CHANGES FROM UNIT TRANSACTIONS

The following table represents a summary of changes from unit transactions attributable to contract holders for the periods indicated. The Fidelity Contrafund, Fidelity Growth Opportunities, Dreyfus Capital Appreciation, and Berger Small Company Growth portfolios commenced operations on May 1, 1998.


                                                                      YEAR ENDED DECEMBER 31, 1998
     CLASF SERIES                                                       UNITS             AMOUNT
     ------------                                               -------------------------------------
       MONEY MARKET SUB-ACCOUNT
       Accumulation Units:
        Contract purchases and net transfers in                         22,998,949      $ 297,705,085
        Terminated contracts and net transfers out                     (22,302,325)      (288,709,269)
                                                                -------------------------------------
                                                                           696,624          8,995,816
       MANAGED SUB-ACCOUNT
       Accumulation Units:
        Contract purchases and net transfers in                             49,645            995,865
        Terminated contracts and net transfers out                        (127,747)        (2,591,596)
                                                                -------------------------------------
                                                                           (78,102)        (1,595,731)
       BOND SUB-ACCOUNT
       Accumulation Units:
        Contract purchases and net transfers in                            345,906          6,008,610
        Terminated contracts and net transfers out                        (154,573)        (2,678,635)
                                                                -------------------------------------
                                                                           191,333          3,329,975
       EQUITY SUB-ACCOUNT
       Accumulation Units:
        Contract purchases and net transfers in                            541,230         12,208,272
        Terminated contracts and net transfers out                        (507,364)       (11,262,343)
                                                                -------------------------------------
                                                                            33,866            945,929
       CAPITAL SUB-ACCOUNT
       Accumulation Units:
        Contract purchases and net transfers in                             92,426          1,799,300
        Terminated contracts and net transfers out                        (111,917)        (2,187,762)
                                                                -------------------------------------
                                                                           (19,491)          (388,462)
       INTERNATIONAL EQUITY SUB-ACCOUNT
       Accumulation Units:
        Contract purchases and net transfers in                          1,509,797         19,334,489
        Terminated contracts and net transfers out                      (1,551,763)       (19,960,371)
                                                                -------------------------------------
                                                                           (41,966)          (625,882)

               CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 1998

5. SUMMARY OF CHANGES FROM UNIT TRANSACTIONS (CONTINUED)


                                                                      YEAR ENDED DECEMBER 31, 1998
     FIDELITY VIP SERIES                                               UNITS              AMOUNT
     -------------------                                        --------------------------------------
       ASSET MANAGER SUB-ACCOUNT
       Accumulation Units:
        Contract purchases and net transfers in                            331,761       $   8,551,557
        Terminated contracts and net transfers out                        (251,259)         (6,539,095)
                                                                --------------------------------------
                                                                            80,502           2,012,462
       GROWTH SUB-ACCOUNT
       Accumulation Units:
        Contract purchases and net transfers in                            225,410          11,260,951
        Terminated contracts and net transfers out                        (205,491)        (10,082,342)
                                                                --------------------------------------
                                                                            19,919           1,178,609
       HIGH INCOME SUB-ACCOUNT
       Accumulation Units:
        Contract purchases and net transfers in                            283,218           9,816,303
        Terminated contracts and net transfers out                        (253,520)         (8,841,533)
                                                                --------------------------------------
                                                                            29,698             974,770
       OVERSEAS SUB-ACCOUNT
       Accumulation Units:
        Contract purchases and net transfers in                          1,953,648          44,781,613
        Terminated contracts and net transfers out                      (1,923,215)        (43,963,876)
                                                                --------------------------------------
                                                                            30,433             817,737
       INDEX 500 SUB-ACCOUNT
       Accumulation Units:
        Contract purchases and net transfers in                          1,376,271         190,241,911
        Terminated contracts and net transfers out                      (1,364,116)       (188,379,086)
                                                                --------------------------------------
                                                                            12,155           1,862,825
       CONTRAFUND SUB-ACCOUNT (FROM MAY 1, 1998)
       Accumulation Units:
        Contract purchases and net transfers in                             59,417           1,365,602
        Terminated contracts and net transfers out                         (16,964)           (384,964)
                                                                --------------------------------------
                                                                            42,453             980,638
       GROWTH OPPORTUNITIES SUB-ACCOUNT (FROM MAY 1, 1998)
       Accumulation Units:
        Contract purchases and net transfers in                             54,890           1,197,707
        Terminated contracts and net transfers out                          (7,728)           (166,947)
                                                                --------------------------------------
                                                                            47,162           1,030,760

               CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 1998

5. SUMMARY OF CHANGES FROM UNIT TRANSACTIONS (CONTINUED)


                                                                      YEAR ENDED DECEMBER 31, 1998
     SELIGMAN PORTFOLIO SERIES                                            UNITS              AMOUNT
     -------------------------                                  --------------------------------------
       COMMUNICATIONS AND INFORMATION SUB-ACCOUNT
       Accumulation Units:
        Contract purchases and net transfers in                          9,553,539         192,037,424
        Terminated contracts and net transfers out                      (9,357,277)       (188,541,963)
                                                                --------------------------------------
                                                                           196,262           3,495,461
       FRONTIER SUB-ACCOUNT
       Accumulation Units:
        Contract purchases and net transfers in                         11,378,034         216,794,245
        Terminated contracts and net transfers out                     (11,443,778)       (218,418,128)
                                                                --------------------------------------
                                                                           (65,744)         (1,623,883)
     ALGER AMERICAN SERIES
     ---------------------
       SMALL CAPITALIZATION SUB-ACCOUNT
       Accumulation Units:
        Contract purchases and net transfers in                          2,020,372          90,907,869
        Terminated contracts and net transfers out                      (1,995,068)        (90,621,480)
                                                                --------------------------------------
                                                                            25,304             286,389
       GROWTH SUB-ACCOUNT
       Accumulation Units:
        Contract purchases and net transfers in                          1,044,797          55,190,893
        Terminated contracts and net transfers out                      (1,015,014)        (53,829,946)
                                                                --------------------------------------
                                                                            29,783           1,360,947
       MIDCAP SUB-ACCOUNT
       Accumulation Units:
        Contract purchases and net transfers in                            842,349          21,055,566
        Terminated contracts and net transfers out                        (825,266)        (20,673,820)
                                                                --------------------------------------
                                                                            17,083             381,746
       LEVERAGED ALLCAP SUB-ACCOUNT
       Accumulation Units:
        Contract purchases and net transfers in                             89,946           2,433,113
        Terminated contracts and net transfers out                         (64,016)         (1,716,579)
                                                                --------------------------------------
                                                                            25,930             716,534

               CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 1998

5. SUMMARY OF CHANGES FROM UNIT TRANSACTIONS (CONTINUED)


                                                                      YEAR ENDED DECEMBER 31, 1998
     DREYFUS SERIES                                                       UNITS              AMOUNT
     --------------                                             --------------------------------------
       GROWTH AND INCOME SUB-ACCOUNT
       Accumulation Units:
        Contract purchases and net transfers in                           510,934           13,735,712
        Terminated contracts and net transfers out                       (505,453)         (13,444,906)
                                                                --------------------------------------
                                                                            5,481              290,806
       SOCIALLY RESPONSIBLE SUB-ACCOUNT
       Accumulation Units:
        Contract purchases and net transfers in                           337,437           10,629,556
        Terminated contracts and net transfers out                       (245,528)          (7,766,877)
                                                                --------------------------------------
                                                                           91,909            2,862,679
       CAPITAL APPRECIATION SUB-ACCOUNT (FROM MAY 1, 1998)
       Accumulation Units:
        Contract purchases and net transfers in                            86,485            2,918,576
        Terminated contracts and net transfers out                        (25,928)            (788,479)
                                                                --------------------------------------
                                                                           60,557            2,130,097
     MONTGOMERY SERIES
     -----------------
       EMERGING MARKETS SUB-ACCOUNT
       Accumulation Units:
        Contract purchases and net transfers in                           481,061            3,780,398
        Terminated contracts and net transfers out                       (509,603)          (3,963,206)
                                                                --------------------------------------
                                                                          (28,542)            (182,808)
       VARIABLE SERIES GROWTH SUB-ACCOUNT
       Accumulation Units:
        Contract purchases and net transfers in                           211,658            3,478,105
        Terminated contracts and net transfers out                       (169,841)          (2,741,155)
                                                                --------------------------------------
                                                                           41,817              736,950
     BERGER SERIES
     -------------
       BERGER IPT INTERNATIONAL SUB-ACCOUNT
       Accumulation Units:
        Contract purchases and net transfers in                           199,949            2,135,044
        Terminated contracts and net transfers out                        (48,239)            (494,260)
                                                                --------------------------------------
                                                                          151,710            1,640,784
       SMALL COMPANY GROWTH SUB-ACCOUNT (FROM MAY 1, 1998)
       Accumulation Units:
        Contract purchases and net transfers in                            51,355              612,785
        Terminated contracts and net transfers out                        (24,982)            (298,197)
                                                                --------------------------------------
                                                                           26,373              314,588

       Net increase from unit transactions                                                $ 31,929,736
                                                                                         =============

               CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 1998

5. SUMMARY OF CHANGES FROM UNIT TRANSACTIONS (CONTINUED)


                                                          YEAR ENDED DECEMBER 31, 1997
 CLASF SERIES                                              UNITS             AMOUNT
 ---------------------                                  ---------------------------------
     MONEY MARKET SUB-ACCOUNT
     Accumulation Units:
      Contract purchases and net transfers in             12,840,597      $ 161,830,735
      Terminated contracts and net transfers out         (12,784,004)      (161,210,085)
                                                         ---------------------------------
                                                              56,593            620,650
     MANAGED SUB-ACCOUNT
     Accumulation Units:
      Contract purchases and net transfers in                131,754          2,648,169
      Terminated contracts and net transfers out            (268,646)        (5,115,691)
                                                        ---------------------------------
                                                            (136,892)        (2,467,522)
     BOND SUB-ACCOUNT
     Accumulation Units:
      Contract purchases and net transfers in                 77,433          1,216,504
      Terminated contracts and net transfers out             (64,159)        (1,003,234)
                                                        ---------------------------------
                                                              13,274            213,270
     EQUITY SUB-ACCOUNT
     Accumulation Units:
      Contract purchases and net transfers in                 76,348          1,566,685
      Terminated contracts and net transfers out             (84,637)        (1,648,239)
                                                        ---------------------------------
                                                              (8,289)           (81,554)
     CAPITAL SUB-ACCOUNT
     Accumulation Units:
      Contract purchases and net transfers in                 63,918          1,086,612
      Terminated contracts and net transfers out             (85,346)        (1,450,977)
                                                        ---------------------------------
                                                             (21,428)          (364,365)
     INTERNATIONAL EQUITY SUB-ACCOUNT
     Accumulation Units:
      Contract purchases and net transfers in              1,464,911         19,301,369
      Terminated contracts and net transfers out          (1,327,986)       (17,505,023)
                                                        ---------------------------------
                                                             136,925          1,796,346
FIDELITY VIP SERIES
--------------------
     ASSET MANAGER SUB-ACCOUNT
     Accumulation Units:
      Contract purchases and net transfers in                197,989          4,369,418
      Terminated contracts and net transfers out             (76,515)        (1,780,894)
                                                        ---------------------------------
                                                             121,474          2,588,524

               CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 1998

5. SUMMARY OF CHANGES FROM UNIT TRANSACTIONS (CONTINUED)

                                                                     YEAR ENDED DECEMBER 31, 1997
FIDELITY VIP SERIES (CONTINUED)                                            UNITS              AMOUNT
-------------------------------                                 --------------------------------------
       GROWTH SUB-ACCOUNT
       Accumulation Units:
        Contract purchases and net transfers in                             97,535           3,991,622
        Terminated contracts and net transfers out                         (41,589)         (1,792,478)
                                                                --------------------------------------
                                                                            55,946           2,199,144
       HIGH INCOME SUB-ACCOUNT
       Accumulation Units:
        Contract purchases and net transfers in                            172,518           5,819,055
        Terminated contracts and net transfers out                         (82,658)         (2,910,701)
                                                                --------------------------------------
                                                                            89,860           2,908,354
       OVERSEAS SUB-ACCOUNT
       Accumulation Units:
        Contract purchases and net transfers in                            147,586           7,112,083
        Terminated contracts and net transfers out                        (111,494)         (6,403,531)
                                                                --------------------------------------
                                                                            36,092             708,552
       INDEX 500 SUB-ACCOUNT
       Accumulation Units:
        Contract purchases and net transfers in                            221,141          25,801,706
        Terminated contracts and net transfers out                        (151,381)        (17,699,869)
                                                                --------------------------------------
                                                                            69,760           8,101,837
SELIGMAN PORTFOLIO SERIES
--------------------------
       COMMUNICATIONS AND INFORMATION SUB-ACCOUNT
       Accumulation Units:
        Contract purchases and net transfers in                          1,212,011          35,229,176
        Terminated contracts and net transfers out                      (1,030,826)        (32,556,049)
                                                                --------------------------------------
                                                                           181,185           2,673,127
       FRONTIER SUB-ACCOUNT
       Accumulation Units:
        Contract purchases and net transfers in                            137,771          10,008,926
        Terminated contracts and net transfers out                         (82,550)         (9,123,282)
                                                                --------------------------------------
                                                                            55,221             885,644
ALGER AMERICAN SERIES
----------------------
       SMALL CAPITALIZATION SUB-ACCOUNT
       Accumulation Units:
        Contract purchases and net transfers in                          1,485,540          67,271,563
        Terminated contracts and net transfers out                      (1,458,041)        (66,466,357)
                                                                --------------------------------------
                                                                            27,499             805,206
       GROWTH SUB-ACCOUNT
       Accumulation Units:
        Contract purchases and net transfers in                            467,202          20,006,810
        Terminated contracts and net transfers out                        (403,846)        (17,325,579)
                                                                --------------------------------------
                                                                            63,356           2,681,231

               CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 1998

5. SUMMARY OF CHANGES FROM UNIT TRANSACTIONS (CONTINUED)

                                                                           YEAR ENDED DECEMBER 31, 1997
ALGER AMERICAN SERIES (CONTINUED)                                             UNITS            AMOUNT
---------------------------------                                     -------------------------------------
       MIDCAP SUB-ACCOUNT
       Accumulation Units:
        Contract purchases and net transfers in                              657,599         15,682,415
        Terminated contracts and net transfers out                          (627,033)       (15,010,226)
                                                                     -------------------------------------
                                                                              30,566            672,189
       LEVERAGED ALLCAP SUB-ACCOUNT
       Accumulation Units:
        Contract purchases and net transfers in                               27,393            583,207
        Terminated contracts and net transfers out                           (10,365)          (225,933)
                                                                     -------------------------------------
                                                                              17,028            357,274
DREYFUS SERIES
---------------
       GROWTH AND INCOME SUB-ACCOUNT
       Accumulation Units:
        Contract purchases and net transfers in                              172,715          7,057,160
        Terminated contracts and net transfers out                           (51,597)        (4,127,851)
                                                                     -------------------------------------
                                                                             121,118          2,929,309
       SOCIALLY RESPONSIBLE SUB-ACCOUNT
       Accumulation Units:
        Contract purchases and net transfers in                               74,815          1,785,432
        Terminated contracts and net transfers out                           (36,270)          (855,061)
                                                                     -------------------------------------
                                                                              38,545            930,371
MONTGOMERY SERIES
------------------
       EMERGING MARKETS SUB-ACCOUNT
       Accumulation Units:
        Contract purchases and net transfers in                              334,439          3,834,815
        Terminated contracts and net transfers out                          (117,901)        (1,373,904)
                                                                     -------------------------------------
                                                                             216,538          2,460,911
       VARIABLE SERIES GROWTH SUB-ACCOUNT (FROM MAY 1, 1997)
       Accumulation Units:
        Contract purchases and net transfers in                               32,151            520,405
        Terminated contracts and net transfers out                              (764)           (14,555)
                                                                     -------------------------------------
                                                                              31,387            505,850
BERGER SERIES
--------------
       BERGER IPT INTERNATIONAL SUB-ACCOUNT (FROM MAY 1, 1997)
       Accumulation Units:
        Contract purchases and net transfers in                               78,503            785,098
        Terminated contracts and net transfers out                            (3,874)           (59,272)
                                                                     -------------------------------------
                                                                              74,629            725,826
                                                                                          ----------------
       Net increase from unit transactions                                                 $ 31,850,174
                                                                                          ================

               CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 1998

6. MORTALITY AND EXPENSE RISK (M AND E) CHARGES

CLICA assumes mortality and expense risks related to the operations of Variable Annuity Account 1 and deducts a charge equal to an effective annual rate of either 1.25% or 1.40% of the net asset value of each of the sub-accounts at each valuation period.

7. NET ASSETS

Net assets in each sub-account as at December 31, 1998 consisted of the following:

                                                                              NET
                                                                            REALIZED              NET UNREALIZED
                                            ACCUMULATED   ACCUMULATED      GAIN (LOSS)             APPRECIATION
                                UNIT          M AND E     INVESTMENT          ON                  (DEPRECIATION)
      SUB-ACCOUNT           TRANSACTIONS      CHARGES       INCOME        INVESTMENTS             ON INVESTMENTS      COMBINED
---------------------------------------------------------------------------------------------------------------------------------
CLASF SERIES
------------
Money  Market                 $ 12,314,496  $  (356,411)    $ 1,180,234               -                    -         $ 13,138,319
Managed                          3,366,336     (978,142)      6,240,717     $   718,159          $  (327,260)           9,019,810
Bond                             4,873,785     (208,124)        951,465         100,152              (76,639)           5,640,639
Equity                           3,778,340     (374,977)      2,760,378         234,600               84,840            6,483,181
Capital                          1,603,017     (173,637)      1,259,899         613,564              489,084            3,791,927
International Equity             1,920,531      (65,342)        317,736          53,953               30,033            2,256,911
FIDELITY VIP SERIES
-------------------
Asset Manager                    8,082,394     (275,904)      1,848,373         486,382            1,019,960           11,161,205
Growth                           8,715,112     (390,002)      1,923,480       1,297,762            3,820,812           15,367,164
High Income                      7,267,597     (273,751)      1,510,382         (28,497)            (250,680)           8,225,051
Overseas                         2,706,363     (147,764)        334,382          99,770              169,299            3,162,050
Index 500                       10,963,779     (183,702)        285,083       2,443,787              982,951           14,491,898
Contrafund                         980,638       (2,781)              -         (17,013)             136,279            1,097,123
Growth Opportunities             1,030,760       (2,691)              -          (2,873)             106,799            1,131,995
SELIGMAN PORTFOLIO SERIES
------------------------
Communications
  and Information                9,323,826     (288,856)      2,490,171       1,223,852            1,767,171           14,516,164
Frontier                         2,488,454     (138,208)        804,312         318,354              247,681            3,720,593
ALGER AMERICAN SERIES
---------------------
Small Capitalization             1,417,570      (57,042)        236,983       1,285,484              280,636            3,163,631
Growth                           4,514,631      (92,355)        699,551       1,129,286              561,234            6,812,347
MidCap                           1,707,944      (46,353)        145,919         346,207              312,814            2,466,531
Leveraged AllCap                 1,307,522      (24,927)         43,769         108,149              505,395            1,939,908
DREYFUS SERIES
--------------
Growth and Income                5,634,400     (158,133)        879,084          (4,408)             386,752            6,737,695
Socially Responsible             3,900,096      (43,825)        180,623         408,040              214,514            4,659,448
Capital Appreciation             2,130,097       (6,784)         10,556         (70,208)              91,141            2,154,802
MONTGOMERY SERIES
-----------------
Emerging Markets                 2,640,533      (49,552)         10,150        (616,553)            (568,803)           1,415,775
Variable Series Growth           1,242,800      (19,533)         30,674         (58,312)              (1,753)           1,193,876
BERGER SERIES
-------------
IPT International                2,366,610      (22,196)         34,460           7,024              130,797            2,516,695
IPT Small Company Growth           314,588       (1,520)            140         (31,684)              30,701              312,225
                        ---------------------------------------------------------------------------------------------------------
                              $106,592,219  $(4,382,512)    $24,178,521     $10,044,977          $10,143,758         $146,576,963
                        =========================================================================================================

               CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 1998


8. UNIT VALUE

Unit Values as reported are calculated as total net assets divided by total units for each sub-account.

                       CANADA LIFE INSURANCE COMPANY OF
                                    AMERICA

                      1998 STATUTORY FINANCIAL STATEMENTS


                      With Report of Independent Auditors

                   CANADA LIFE INSURANCE COMPANY OF AMERICA

                        STATUTORY FINANCIAL STATEMENTS

                               DECEMBER 31, 1998

                                   CONTENTS

Report of Independent Auditors .............................................  1
Statutory Balance Sheets ...................................................  2
Statutory Statements of Operations .........................................  3
Statutory Statements of Capital and Surplus ................................  4
Statutory Statements of Cash Flows .........................................  5
Notes to Statutory Financial Statements ....................................  6

                        REPORT OF INDEPENDENT AUDITORS

--------------------------------------------------------------------------------

Board of Directors
Canada Life Insurance Company of America

We have audited the accompanying statutory balance sheets of CANADA LIFE INSURANCE COMPANY OF AMERICA as of December 31, 1998 and 1997, and the related statutory statements of operations, capital and surplus, and cash flows for each of the three years in the period ended December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note B to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Michigan Insurance Department, which practices differ from generally accepted accounting principles. The variances between such practices and generally accepted accounting principles are also described in Note B. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of Canada Life Insurance Company of America at December 31, 1998 and 1997, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 1998.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Canada Life Insurance Company of America at December 31, 1998 and 1997, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1998 in conformity with accounting practices prescribed or permitted by the Michigan Insurance Department.


Atlanta, Georgia
February 6, 1999

                   CANADA LIFE INSURANCE COMPANY OF AMERICA
                           STATUTORY BALANCE SHEETS
                           [in thousands of dollars
                           except per share values]

AT DECEMBER 31                                                        1998              1997
-------------------------------------------------------------------------------------------------
ADMITTED ASSETS
INVESTMENTS [note C]
  Bonds                                                              $1,312,081        $1,268,324
  Mortgage loans                                                        902,549           882,964
  Common and preferred stocks, including subsidiaries                    37,642            32,113
  Real estate                                                             7,031             8,271
  Policy loans                                                            9,333            10,290
  Short-term investments                                                 34,473            11,200
  Cash                                                                    2,697             6,485
  Receivable for securities                                               2,606             1,488
  Other invested assets                                                     833               838
-------------------------------------------------------------------------------------------------
TOTAL CASH AND INVESTMENTS                                            2,309,245         2,221,973
Investment income due and accrued                                        29,527            28,929
Receivable from parent and affiliates                                     3,002             1,655
Other assets                                                                402                81
Assets held in Separate Accounts [note I]                               530,649           474,058
-------------------------------------------------------------------------------------------------
TOTAL ADMITTED ASSETS                                                $2,872,825        $2,726,696
=================================================================================================

LIABILITIES AND CAPITAL AND SURPLUS
LIABILITIES
POLICY LIABILITIES
  Life and annuity reserves                                          $1,884,119        $1,860,540
  Guaranteed investment contracts                                       267,156           221,065
  Policy and contract claims                                                 47               237
  Dividends payable                                                       1,151             1,729
  Other policy and contract liabilities                                     307               211
-------------------------------------------------------------------------------------------------
TOTAL POLICY LIABILITIES                                              2,152,780         2,083,782
Interest maintenance reserve                                             12,124             4,611
Amounts owing to parent and affiliates [note H]                           9,836             2,234
Miscellaneous liabilities                                                 8,701            19,100
Asset valuation reserve                                                  27,034            24,808
Transfers to Separate Accounts due or accrued (net)                      (9,883)           (2,601)
Liabilities from Separate Accounts                                      530,649           465,232
-------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                     2,731,241         2,597,166
-------------------------------------------------------------------------------------------------
CAPITAL AND SURPLUS [note K]
Common stock - $10.00 par value, authorized - 25,000,000
  shares; issued and outstanding - 500,000 shares                         5,000             5,000
Redeemable preferred stock - $10.00 par value, authorized -
  25,000,000 shares; issued and outstanding - 4,100,000 shares           41,000            41,000
Paid-in surplus                                                          76,000            76,000
Accumulated surplus                                                      19,584             7,530
-------------------------------------------------------------------------------------------------
TOTAL CAPITAL AND SURPLUS                                               141,584           129,530
-------------------------------------------------------------------------------------------------
TOTAL LIABILITIES AND CAPITAL AND SURPLUS                            $2,872,825        $2,726,696
=================================================================================================

See accompanying notes.

                   CANADA LIFE INSURANCE COMPANY OF AMERICA
                      STATUTORY STATEMENTS OF OPERATIONS
                           [in thousands of dollars]


YEARS ENDED DECEMBER 31                                                        1998             1997             1996
--------------------------------------------------------------------------------------------------------------------------
REVENUES
Premiums for insurance and annuity considerations [note G]                      $329,578         $326,559         $295,540
Considerations for supplementary contracts
  and dividends left on deposit                                                    3,357            2,905            2,452
Net investment income [note C]                                                   188,155          184,549          188,794
Other income                                                                       7,942            3,657            2,898
--------------------------------------------------------------------------------------------------------------------------
TOTAL REVENUES                                                                   529,032          517,670          489,684
--------------------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES
BENEFITS PAID OR PROVIDED TO POLICYHOLDERS
  Annuity                                                                        356,748          450,348          320,286
  Life                                                                             2,639            3,176            2,968
  Supplementary contracts and dividends left on deposit                            2,843            2,570            2,211
  Dividends to policyholders                                                       1,011            1,682            2,064
--------------------------------------------------------------------------------------------------------------------------
TOTAL BENEFITS PAID OR PROVIDED TO POLICYHOLDERS                                 363,241          457,776          327,529

Increase (decrease) in actuarial reserves                                         63,918          (79,003)          15,448
Commissions and expense allowances reinsurance assumed                            14,056           13,418           12,304
Commissions                                                                        6,246            7,386            7,175
General insurance expenses                                                         8,737            8,628            8,005
Taxes, licenses and fees                                                           3,913            1,497              311
Transfers to Separate Accounts                                                    46,271           82,213          100,011
--------------------------------------------------------------------------------------------------------------------------
TOTAL BENEFITS AND EXPENSES                                                      506,382          491,915          470,783
--------------------------------------------------------------------------------------------------------------------------

Gain from operations before net realized capital
  gains (losses) and federal income taxes                                         22,650           25,755           18,901
Federal income taxes (benefit) [note E]                                            3,992            6,823           (1,990)
--------------------------------------------------------------------------------------------------------------------------

Gain from operations before
  net realized capital gains (losses)                                             18,658           18,932           20,891
Net realized capital gains (losses) [note C]                                        (373)           1,682          (11,339)
--------------------------------------------------------------------------------------------------------------------------

NET INCOME                                                                      $ 18,285         $ 20,614         $  9,552
--------------------------------------------------------------------------------------------------------------------------

See accompanying notes.

                   CANADA LIFE INSURANCE COMPANY OF AMERICA
                  STATUTORY STATEMENTS OF CAPITAL AND SURPLUS
                           [in thousands of dollars]

YEARS ENDED DECEMBER 31                                              1998             1997             1996
----------------------------------------------------------------------------------------------------------------
COMMON STOCK AT BEGINNING AND END OF YEAR                             $  5,000         $  5,000         $  5,000

REDEEMABLE PREFERRED STOCK AT BEGINNING AND END OF YEAR                 41,000           41,000           41,000

PAID-IN SURPLUS AT BEGINNING AND END OF YEAR                            76,000           76,000           76,000

ACCUMULATED SURPLUS (DEFICIT) AT BEGINNING OF YEAR                       7,530           (5,839)         (20,866)
Net income                                                              18,285           20,614            9,552
Change in net unrealized capital gain (loss)                              (467)           1,253           10,253
Change in surplus (deficit) on account of:
  Prior year federal income tax adjustment                               2,589           (6,195)               -
  Actuarial valuation basis                                             (5,740)               -                -
  Asset valuation reserve                                               (2,226)          (3,361)          (5,664)
  Adjustment for loss in currency exchange                                (392)            (378)             (18)
  Change in surplus of Separate Account                                     25            1,436              292
  Nonadmitted assets                                                       (20)               -              612
ACCUMULATED SURPLUS AT END OF YEAR                                      19,584            7,530           (5,839)

TOTAL CAPITAL AND SURPLUS                                             $141,584         $129,530         $116,161
----------------------------------------------------------------------------------------------------------------

See accompanying notes.

                   CANADA LIFE INSURANCE COMPANY OF AMERICA
                      STATUTORY STATEMENTS OF CASH FLOWS
                           [in thousands of dollars]


YEARS ENDED DECEMBER 31                                             1998              1997              1996
-----------------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
  Premiums, policy proceeds, and other considerations               $ 332,841         $ 329,344         $ 298,324
  Net investment income received                                      177,110           178,329           185,038
  Benefits paid                                                      (362,205)         (456,151)         (325,182)
  Insurance expenses paid                                             (32,814)          (31,296)          (27,825)
  Dividends paid to policyholders                                      (1,588)           (2,021)           (2,248)
  Federal income taxes paid                                            (9,738)           (1,832)           (5,788)
  Net transfers to Separate Accounts                                  (53,553)          (83,224)         (101,600)
  Withdrawal of seed monies                                             8,852                 -                 -
  Other income                                                          7,941             3,657             2,898
-----------------------------------------------------------------------------------------------------------------
NET CASH PROVIDED (USED) BY OPERATIONS                                 66,846           (63,194)           23,617

INVESTING ACTIVITIES
Proceeds from sales, maturities, or
  repayments of investments
   Bonds                                                              389,477           477,542           321,755
   Mortgage loans and real estate                                      61,367            70,056            54,592
   Equity and other investments                                        22,694            18,861            16,471
Cost of investments acquired
   Bonds                                                             (411,694)         (449,592)         (351,242)
   Mortgage loans and real estate                                     (81,621)          (59,488)          (54,197)
   Equity and other investments                                       (26,403)          (16,372)          (10,215)
Changes in policy loans                                                   957             1,171               824
Taxes paid on capital gains                                            (6,409)           (5,449)             (677)
-----------------------------------------------------------------------------------------------------------------
NET CASH (USED) PROVIDED BY INVESTMENTS                               (51,632)           36,729           (22,689)

FINANCING ACTIVITIES
  Other sources (uses)                                                  4,271           (15,853)           12,197

NET INCREASE (DECREASE) IN CASH
  AND SHORT-TERM INVESTMENTS                                           19,485           (42,318)           13,125


CASH AND SHORT-TERM INVESTMENTS - BEGINNING OF YEAR                    17,685            60,003            46,878
-----------------------------------------------------------------------------------------------------------------
CASH AND SHORT-TERM INVESTMENTS - END OF YEAR                       $  37,170         $  17,685         $  60,003
-----------------------------------------------------------------------------------------------------------------

See accompanying notes.

                   CANADA LIFE INSURANCE COMPANY OF AMERICA
                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                               DECEMBER 31, 1998

NOTE A
Nature of Operations. Canada Life Insurance Company of America (CLICA or the
--------------------
Company) was incorporated on April 12, 1988 in the State of Michigan and is a wholly-owned subsidiary of The Canada Life Assurance Company (CLA), a mutual life and accident and health insurance company. The Company's business consists primarily of group and individual annuity policies assumed from CLA. The Company's direct business consists of individual variable annuity and institutional investment products. The Company is licensed to sell its products in 48 states and the District of Columbia; however, its primary markets are California, Florida, Michigan, Missouri, Texas and Virginia. The Company's variable annuity products are sold by agents who are licensed and registered representatives of the Company's subsidiary, Canada Life of America Financial Services, Inc. as well as other independent agents.

NOTE B
Accounting Practices and Basis of Presentation. The accompanying financial
----------------------------------------------
statements have been prepared in accordance with accounting practices prescribed or permitted by the Insurance Department of the State of Michigan. Prescribed statutory accounting practices (SAP) include state laws, regulations, and general administrative rules applicable to all insurance enterprises domiciled in a particular state, as well as practices described in National Association of Insurance Commissioners (NAIC) publications. Permitted statutory accounting practices include practices not prescribed, but allowed, by the domiciliary state insurance department. CLICA currently follows only prescribed accounting practices. The preparation of financial statements in conformity with SAP requires management to make estimates and assumptions that affect the amounts reported. Actual results could differ from these estimates.

In 1998, the NAIC adopted codified statutory accounting practices (Codification). Codification will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that the Company uses to prepare its statutory financial statements. Adoption by the domiciliary state insurance department is required before Codification becomes effective as the prescribed statutory basis of accounting for the domiciled insurance company. At this time, the Insurance Department of the State of Michigan has stated that it will not be adopting Codification.

SAP followed by the Company differs from generally accepted accounting principles (GAAP) principally as follows:

 .    Investments. For SAP, all fixed maturities are reported at amortized cost less write-downs for other-than-temporary impairments, based on their NAIC rating. For SAP, the fair values of bonds and stocks are based on values specified by the NAIC versus a quoted or estimated fair value as required for GAAP.

     For GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of shareholder's equity for those designated as available-for-sale.

     Credit tenant loans are classified as bonds for SAP and would be considered mortgage loans for GAAP.

                   CANADA LIFE INSURANCE COMPANY OF AMERICA
                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                               December 31, 1998

NOTE B
Accounting Practices and Basis of Presentation (continued).
----------------------------------------------------------

     Changes between cost and admitted asset amounts of investment real estate are credited or charged directly to unassigned surplus rather than to a separate surplus account, as would be the case for GAAP.

     Realized gains and losses on investments for SAP are reported in income, net of tax. The interest maintenance reserve (IMR) serves to defer the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates. The deferred gains and losses are amortized into investment income over the remaining period to maturity based on groupings of individual investments sold in one to ten-year time periods. GAAP does not have a similar concept. For SAP, an asset valuation reserve represents a provision for the possible fluctuations in invested assets and is determined by a NAIC prescribed formula and is reported as a liability rather than as a valuation allowance. Under GAAP, realized capital gains and losses would be reported in the income statement on a pretax basis in the period the asset is sold and valuation allowances would be provided when there has been a decline in value deemed other-than-temporary, in which case the provision for such declines would be charged to earnings.

     Valuation allowances, if necessary, are established for mortgage loans based on (1) the difference between the unpaid loan balance and the estimated fair value of the underlying real estate when such loans are determined to be in default as to scheduled payments and (2) a reduction of the maximum percentage of any loan to the value of the security at the time of the loan, exclusive of insured, guaranteed or purchase money mortgages, to 75%, where necessary. Under GAAP, valuation allowances would be established when the Company determines it is probable that it will be unable to collect all amounts (both principal and interest) due according to the contractual terms of the loan agreement. The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required for GAAP.

 .    Policy Acquisition Costs. For SAP, commissions and other costs of acquiring and renewing business are expensed when incurred. Under GAAP, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

 .    Nonadmitted Assets. Certain assets designated as nonadmitted, principally receivables, would be included in GAAP assets but are excluded from the SAP balance sheets with changes therein credited or charged directly to unassigned surplus.

 .    Subsidiaries. The accounts and operations of the Company's subsidiaries are not consolidated as would be required for GAAP.

 .    Recognition of Premiums. Annuity premiums for SAP are recognized as income when received rather than being credited directly to liabilities for future policy benefits as required for GAAP.

                   CANADA LIFE INSURANCE COMPANY OF AMERICA
                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                               December 31, 1998

NOTE B
Accounting Practices and Basis of Presentation (continued).
----------------------------------------------------------

 .    Benefit Reserves. Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

 .    Federal Income Taxes. Federal income taxes for SAP are generally reported based on income which is currently taxable. Variances between taxes reported and the amount subsequently paid are reported as adjustments to accumulated surplus in the year paid. Deferred income taxes are not provided for differences between the financial statement and tax bases of assets and liabilities under SAP as would be required under GAAP.

 .    Policyholder Dividends. Policyholder dividends are recognized when declared rather than over the term of the related policies as required for GAAP.

 .    Reinsurance. Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP. For SAP, commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as under GAAP.

 .    Guaranty Fund and Other Assessments. Guaranty fund and other assessments are accrued when the Company receives notice that an assessment is payable. Under GAAP, guaranty fund and other assessments are accrued at the time the events occur on which assessments are expected to be based.

The effects of the foregoing variances from GAAP on the accompanying statutory financial statements have not been determined, but are presumed to be material.

A summary of other significant accounting practices employed by the Company is as follows:

 .    Investments. Asset values are generally stated as follows: Bonds not backed by other loans are stated at amortized cost using the yield method including anticipated future cash flows. Loan-backed bonds and structured securities are stated at amortized cost using the interest method including anticipated prepayments (cash flows are updated periodically to reflect prepayments). Significant changes in estimated cash flows from the original purchase assumptions are accounted for using the retrospective adjustment method.

     Mortgage loans on real estate are carried at amortized cost.

     Common stocks are stated at fair value.

     Preferred stocks are carried at actual cost.

     Policy loans are carried at the aggregate unpaid balance.

     Investments in real estate or property acquired in satisfaction of debt are carried at depreciated cost less encumbrances.

                   CANADA LIFE INSURANCE COMPANY OF AMERICA
                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                               December 31, 1998

NOTE B
Accounting Practices and Basis of Presentation (continued).
----------------------------------------------------------

     Other invested assets are reported using the equity method.

     Short-term investments include investments with maturities of less than one year at the date of acquisition. The carrying values reported in the balance sheet are at cost which approximates fair value.

     The Company utilizes derivative instruments where appropriate in the management of its asset/liability matching and to hedge against fluctuations in interest rates and foreign exchange rates. Gains and losses resulting from these instruments are included in income on a basis consistent with the underlying assets or liabilities that have been hedged. Options are valued at amortized cost and futures are valued at initial margin deposit adjusted by changes in market value. Both items are reported as other assets.

 .    Premiums and Annuity Considerations. Premium revenues are recognized when due for other than annuities, which are recognized when received.

 .    Separate Accounts. Separate Accounts are maintained to receive and invest premium payments under individual variable annuity policies issued by the Company. The assets and liabilities of the Separate Account are clearly identifiable and distinguishable from other assets and liabilities of the Company, and the contractholder bears the investment risk. Separate Account assets are reported at fair value. The operations of the Separate Account are not included in the accompanying financial statements.

 .    Life Insurance and Annuity Reserves. All policies, except variable annuities and institutional investment products, were acquired through coinsurance reinsurance agreements with CLA. The reserves established meet the requirements of the Insurance Law and Regulations of the State of Michigan and are consistent with the reserving practices of CLA. The Company waives deduction of deferred fractional premium upon death of the insured for all issues. Annual premium is assumed in the reserve calculation and for policies with premium frequency other than annual and the Company holds a separate NDDFP reserve which is the present value of a death benefit of half of the gross premium for the balance of the policy premium paying period.

     Some policies promise a surrender value in excess of the reserve as legally computed. This excess is calculated on a policy by policy basis.

     Policies issued at premiums corresponding to ages higher than the true ages are valued at the rated-up ages. Policies providing for payment at death during certain periods of an amount less than the full amount of insurance, being policies subject to liens, are valued as if the full amount is payable without any deduction. For policies issued with, or subsequently subject to, an extra premium payable annually, an extra reserve is held. The extra premium reserve is 45% of the gross extra premium payable during the year if the policies are rated for reasons other than medical impairments. For medical impairments, the extra premium reserve is calculated at the excess of the reserve based on rated mortality over that of standard mortality.

                   CANADA LIFE INSURANCE COMPANY OF AMERICA
                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                               December 31, 1998

NOTE B
Accounting Practices and Basis of Presentation (continued).
----------------------------------------------------------

     At the end of 1998 and 1997, the Company had no insurance in force for which the gross premiums were less than the net premiums according to the standard of valuation set by the State of Michigan. The tabular interest and tabular cost have been determined from the basic data for the calculation of policy reserves. The tabular less actual reserve released and the tabular interest on funds not involving life contingencies have been determined by formula. Other increases are insignificant and relate to the Company valuing the deferred acquisition costs and/or back-end charges in connection with the variable annuity.

 .    Policy and Contract Claims. Liabilities for policy and contract claims are determined using case-basis evaluations and statistical analyses. These liabilities represent estimates of the ultimate expected cost of incurred claims. Any required revisions in these estimates are included in operations in the period when they are determined.

 .    Federal Income Tax. Federal income taxes are provided based on an estimate of the amount currently payable which may not bear a normal relationship to pretax income because of timing and other differences in the calculation of taxable income.

 .    Policyholder Dividends. Annual policyholder dividends are calculated using either the contribution method or a modified experience premium method. These methods distribute the aggregate divisible surplus among policies in the same proportion as the policies are considered to have contributed to divisible surplus. A proportion of earnings and surplus is allocated to participating policies based on various allocation bases.

Certain amounts in the 1997 and 1996 financial statements have been reclassified to conform to the 1998 presentation.

NOTE C
Investments. The fair value for fixed maturities is based on quoted market
-----------
prices where available. For fixed maturities not actively traded, fair values are estimated using values obtained from independent pricing services. The carrying value and the fair value of investments in bonds are summarized as follows (in thousands of dollars):

                                                                DECEMBER 31, 1998
                                        -----------------------------------------------------------------
                                                             GROSS             GROSS
                                           CARRYING        UNREALIZED       UNREALIZED          FAIR
                                            VALUE            GAINS            LOSSES           VALUE
---------------------------------------------------------------------------------------------------------
U. S. government obligations                $  321,868           $73,008        $      -       $  394,876
Foreign governments                                905                 -               -              905
All other corporate bonds                      585,295            10,296            (681)         594,910
Public utilities                                52,331               360               -           52,691
Mortgage-backed securities                     236,627             1,195               -          237,822
Foreign securities                             115,055             2,292             (97)         117,250
---------------------------------------------------------------------------------------------------------

Total fixed maturities                      $1,312,081           $87,151        $   (778)      $1,398,454
=========================================================================================================

                    CANADA LIFE INSURANCE COMPANY OF AMERICA
                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                               DECEMBER 31, 1998

NOTE C
Investments (continued).
-----------------------

                                                              DECEMBER 31, 1997
                                         --------------------------------------------------------------
                                                            GROSS            GROSS
                                         CARRYING        UNREALIZED       UNREALIZED          FAIR
                                           VALUE            GAINS           LOSSES           VALUE
-------------------------------------------------------------------------------------------------------
U. S. government obligations               $  366,518          $54,474           $ (65)      $  420,927
Foreign governments                               262                -               -              262
All other corporate bonds                     556,578            6,516             (75)         563,019
Public utilities                               48,997              735               -           49,732
Mortgage-backed securities                    155,013              654               -          155,667
Foreign securities                            140,956            2,487               -          143,443
-------------------------------------------------------------------------------------------------------
TOTAL FIXED MATURITIES                     $1,268,324          $64,866           $(140)      $1,333,050
=======================================================================================================

The carrying value and fair value of fixed maturity investments at December 31, 1998 by contractual maturity are shown below (in thousands of dollars). Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties. In addition, corporate requirements may result in sales before maturity.

                                                       CARRYING VALUE              FAIR VALUE
-----------------------------------------------------------------------------------------------
IN 1999                                                    $   55,849                $   57,413
In 2000 - 2003                                                294,233                   296,565
In 2004 - 2008                                                213,262                   216,911
2009 and after                                                512,110                   589,743
Mortgage-backed securities                                    236,627                   237,822
-----------------------------------------------------------------------------------------------
                                                           $1,312,081                $1,398,454
===============================================================================================

At December 31, 1998, and 1997, bonds with an admitted asset value of $4,653,000 and $4,536,000, respectively, were on deposit with state insurance departments to satisfy regulatory requirements.

Information on mortgage loans at December 31 is as follows (in thousands of dollars):

                                                                1998                      1997
                                              ----------------------------------------------------
Impaired loans                                                  $  2,014                  $  7,660
Non-impaired loans                                               900,535                   875,304
--------------------------------------------------------------------------------------------------
Total mortgage loans                                            $902,549                  $882,964
==================================================================================================

In 1998, the Company's average investment in impaired mortgage loans was $4,837,000. Income recognized and received on these loans in 1998 and 1997 was $381,500 and $365,900, respectively.

                    CANADA LIFE INSURANCE COMPANY OF AMERICA
                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                               DECEMBER 31, 1998

NOTE C
Investments (continued).
-----------------------

The maximum and minimum lending rates for commercial mortgage loans in 1998 were 8.85% and 6.75%, respectively. Fire insurance is required on all properties covered by mortgage loans at least equal to the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings. During 1998, the Company did not reduce interest rates on any outstanding mortgage loan. Mortgages held by the Company on which interest was more than one year overdue at December 31, 1998 and 1997, were $0 and $1,547,018, respectively.

The mortgage loans are typically collateralized by the related properties and the loan-to-value ratios at the date of loan origination generally do not exceed 75%. The Company's exposure to credit loss in the event of non-performance by the borrowers, assuming that the associated collateral proved to be of no value, is represented by the outstanding principal and accrued interest balances of the respective loans. The mortgage loan loss reserve decreased $2,445,000 and $1,757,000 in 1998 and 1997, respectively. At December 31, 1998 and 1997 the Company held $0 and $496,991, respectively, in mortgages with prior outstanding liens.

Accumulated depreciation on investment real estate was $705,600 and $571,000 as of December 31, 1998 and 1997, respectively.

Major categories of CLICA's net investment income for years ended December 31 are summarized as follows (in thousands of dollars):

                                                         1998              1997               1996
----------------------------------------------------------------------------------------------------
Income:
Fixed maturities                                       $ 99,325          $ 97,506           $ 97,995
Equity securities                                         1,340             1,956              1,483
Mortgage loans                                           88,463            85,952             87,092
Real estate                                                 211               833              1,228
Short-term investments                                    1,056             2,408              2,007
Derivatives                                                 759               552                608
Policy loans                                                485               530                843
Amortization of IMR                                         976               883                878
Other income (losses)                                       222              (875)               752
----------------------------------------------------------------------------------------------------
Total investment income                                 192,837           189,745            192,886
Less: investment expenses                                 4,430             4,714              3,501
      depreciation on real estate                           252               482                591
----------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                  $188,155          $184,549           $188,794
====================================================================================================

Due and accrued income was excluded from investment income on mortgage loans in foreclosure or delinquent more than ninety days and on bonds where the collection of income is uncertain. The total amount excluded as of December 31, 1998, 1997 and 1996 was $798,181, $1,547,018 and $148,180, respectively.

CLICA uses the grouped method of computing the IMR amortization for interest related gains and losses arising from the sale of fixed income investments. The method is unchanged from prior years.

                    CANADA LIFE INSURANCE COMPANY OF AMERICA
                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                               DECEMBER 31, 1998

NOTE C
Investments (continued).
-----------------------

Realized capital gains (losses) for years ended December 31 are summarized as follows (in thousands of dollars):

                                                  1998             1997             1996
------------------------------------------------------------------------------------------
Fixed maturities:
  Gross gains                                   $15,870          $11,727          $  3,345
  Gross losses                                     (978)          (1,720)           (3,865)
                                       ---------------------------------------------------
    Total fixed maturities                       14,892           10,007              (520)
Equity securities:
  Gross gains                                     4,374            3,569             2,896
  Gross losses                                     (957)             (94)             (181)
                                       ---------------------------------------------------
    Total equity securities                       3,417            3,475             2,715
Mortgage loans                                   (1,389)            (198)          (13,018)
Real estate                                        (550)           1,584               758
Derivative instruments                           (1,847)          (2,970)            1,118
Other invested assets                                 1              503                 -
------------------------------------------------------------------------------------------
                                                 14,524           12,401            (8,947)
Income tax expense                               (6,409)          (5,449)             (677)
Transfer to IMR                                  (8,488)          (5,270)           (1,715)
------------------------------------------------------------------------------------------
NET REALIZED CAPITAL (LOSSES) GAINS             $  (373)         $ 1,682          $(11,339)
==========================================================================================

Proceeds from sales and maturities of fixed maturity investments for the years ended December 31, 1998, 1997 and 1996 were $389,477,000, $477,542,000 and
$321,755,000, respectively.

Unrealized capital gains and losses for equity securities are recorded directly to surplus. The change in the unrealized gains and losses on equity securities was $1,193,000, $142,000 and $45,000 for the years ended December 31, 1998, 1997 and 1996, respectively. The accumulated gross unrealized gains and losses on equity securities at December 31 are as follows (in thousands of dollars):

                                                      1998             1997              1996
----------------------------------------------------------------------------------------------
Accumulated gross unrealized gains                   $4,254           $3,015            $2,594
Accumulated gross unrealized losses                    (504)            (458)             (179)
----------------------------------------------------------------------------------------------
Net unrealized gains                                 $3,750           $2,557            $2,415
==============================================================================================

                    CANADA LIFE INSURANCE COMPANY OF AMERICA
                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                               DECEMBER 31, 1998

NOTE C
Investments (continued).
----------------------

The Company is party to various derivative instruments used to hedge specific asset and liability interest rate risks. Management actively monitors the use and level of these instruments to ensure that credit and liquidity risks are maintained within pre-approved levels. Interest rate swaps are an off-balance sheet item. Futures are valued at initial margin deposit adjusted for unrealized gains and losses. The Company's involvement in derivative instruments may also subject it to market risk which is associated with adverse movements in the underlying interest rates, equity prices and commodity prices. Since the Company's investment in derivative instruments is confined to hedging activities, market risk is minimal. As of December 31, 1998 and 1997, the notional amounts for government bond futures were $148,100,000 and $46,800,000, respectively. The notional amounts for interest rate swaps were $21,503,000 and $21,503,000 for 1998 and 1997, respectively.

NOTE D
Concentration of Credit Risk. At December 31, 1998, CLICA held unrated or less-
----------------------------
than-investment grade corporate bonds of $63,455,000, with an aggregate fair value of $64,331,000. These holdings amounted to 4.7% of the bond portfolio and 2.2% of CLICA's total admitted assets. The portfolio is well diversified by industry.
CLICA's mortgage portfolio is well diversified by region and property type with 18% in California (book value - $161,612,000), 12% (book value - $105,295,000)
in New York, 11% in Ohio (book value - $96,766,000), 10% (book value - $92,244,000) in Pennsylvania, and the remainder of the states less than 10%. The investments consist of first mortgage liens. The mortgage outstanding on any individual property does not exceed $16,500,000.

NOTE E
Federal Income Taxes. The statutory federal income tax provision amount at the
--------------------
statutory rate of 35% differs from the effective tax provision amount (excluding tax on capital gains) for years ended December 31 as follows (in thousands of dollars):

                                                               1998             1997             1996
-------------------------------------------------------------------------------------------------------
Computed income taxes at statutory rate                       $7,928           $ 9,014          $ 6,615
Increase (decrease) in income taxes resulting from:
  Policyholder dividends                                        (202)             (119)             (64)
  Change in nonadmitted interest                                (541)                -                -
  Amortization of interest maintenance reserve                  (341)             (309)            (307)
  Amortization of prior year change in reserves                 (609)             (624)            (591)
  Accrual of bond discount                                      (670)             (557)          (1,519)
  Actuarial reserves                                             172               684               82
  Deferred acquisition cost tax                                 (251)             (165)              (3)
  Bad debt on mortgages                                         (486)              (69)          (3,857)
  Futures (losses) gains                                        (646)           (1,040)             391
  Other                                                         (362)                8              335
  Income tax over provision                                        -                 -           (2,350)
  Mortgage prepayment penalties                                    -                 -             (722)
-------------------------------------------------------------------------------------------------------
Federal income taxes                                          $3,992           $ 6,823          $(1,990)
=======================================================================================================

                    CANADA LIFE INSURANCE COMPANY OF AMERICA
                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                               DECEMBER 31, 1998

NOTE E
Federal Income Taxes (continued).
--------------------------------

At December 31, 1998 and 1997, federal income taxes receivable (payable) were $331,000 and $(7,830,000), respectively.

During 1998, 1997 and 1996, the Company made cash payments, net of refunds received, on behalf of federal income taxes of $15,634,000, $7,228,000 and $6,465,000, respectively.

NOTE F
Participating Insurance. Participating insurance accounts for 100% of the
-----------------------
ordinary life insurance in force and premium income from ordinary life insurance as of December 31, 1998, 1997 and 1996. Policyholder dividends represent amounts reimbursed to CLA on behalf of the participating business reinsured by the Company.

NOTE G
Reinsurance. Various reinsurance agreements exist between CLICA and CLA.  The
-----------
effect of the agreements is to have the Company assume certain existing and future insurance and annuity business of the Parent. Except for variable annuity contracts and institutional investment products issued, all premiums for insurance and annuity considerations and benefit expenses recorded for the years ended December 31, 1998 and 1997, were the result of the coinsurance agreements. As of December 31, 1998, and 1997, ($2,938,000) and $649,101, respectively, were receivable (payable) from (to) CLA under the agreements.

The effect of reinsurance on premiums and annuity considerations earned for years ended December 31 follow (in thousands of dollars):

                                                      1998             1997             1996
-------------------------------------------------------------------------------------------------
Direct premiums                                    $120,729          $124,318        $124,862
Premiums assumed                                    210,018           202,241         170,678
Premiums ceded                                       (1,169)                -               -
-------------------------------------------------------------------------------------------------
Net premiums and annuity considerations            $329,578          $326,559        $295,540
=================================================================================================

NOTE H
Related Party Transactions. In addition to the coinsurance agreements mentioned
--------------------------
above, CLA has an agreement to provide various services for CLICA. For the years ended December 31, 1998, 1997 and 1996, the cost of these services amounted to $9,582,046, $8,859,678 and $6,378,851, respectively.

                    CANADA LIFE INSURANCE COMPANY OF AMERICA
                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                               DECEMBER 31, 1998

NOTE H
Related Party Transactions(continued).
-------------------------------------

At December 31, 1998 and 1997, the amounts receivable and payable to CLA and affiliates, which include the above reinsurance amounts as well as outstanding administrative expenses, are as follows (in thousands of dollars):

                                                                         1998           1997
----------------------------------------------------------------------------------------------
Payable:
  CLA                                                                    $9,220         $2,189
  Canada Life Insurance Company of New York                                 616             45
                                                                  ----------------------------
    Total Payable                                                         9,836          2,234
Receivable:
  CLA                                                                     2,911          1,606
  CL Capital Management, Inc.                                                27             27
  Canada Life Insurance Company of New York                                   7              -
  Canada Life of America Series Fund, Inc.                                   57             22
                                                                  ----------------------------
    Total Receivable                                                      3,002          1,655
----------------------------------------------------------------------------------------------
                                                                         $6,834         $  579
==============================================================================================

NOTE I
Separate Accounts. The Company's non-guaranteed separate variable accounts
-----------------
represent primarily funds invested in variable annuity policies issued by the Company. The assets of these funds are invested in either shares of Canada Life of America Series Fund, Inc., an affiliated, diversified, open-ended management investment company, shares of six unaffiliated management investment companies, or in funds managed by CL Capital Management, Inc., an investment management subsidiary.

Premiums or deposits for years ended December 31, 1998, 1997 and 1996 were $124,110,000, $135,571,000, and $129,475,000, respectively. Total reserves were
$520,260,000 and $459,602,000 at December 31, 1998 and 1997, respectively. All reserves were subject to discretionary withdrawal, at fair value, with a surrender charge of up to 6%.

                   CANADA LIFE INSURANCE COMPANY OF AMERICA
                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                               DECEMBER 31, 1998

NOTE I
Separate Accounts (continued).
-----------------------------

A reconciliation of the amounts transferred to and from the Separate Accounts for years ended December 31 is presented below (in thousands of dollars):

                                                                             1998              1997            1996
---------------------------------------------------------------------------------------------------------------------
Transfers as reported in the Summary of Operations of the
 Separate Accounts statement:
 Transfers to Separate Accounts                                             $124,110          $135,571       $129,475
 Transfers from Separate Accounts                                            136,151            93,073         81,607
---------------------------------------------------------------------------------------------------------------------
Net transfers (from) to Separate Accounts                                    (12,041)           42,498         47,868

Reconciling adjustments:
 Gains transferred                                                                 -               187            303
 Net policyholder transactions                                                58,312            39,528         51,840
---------------------------------------------------------------------------------------------------------------------
Transfers as reported in the Summary of Operations of the Life,
 Accident & Health annual statement                                         $ 46,271          $ 82,213       $100,011
=====================================================================================================================

NOTE J
Actuarial Reserves. CLICA's withdrawal characteristics for annuity reserves and
------------------
deposit fund liabilities at December 31 are summarized as follows (in thousands of dollars):

                                                                     AMOUNT                           PERCENT OF TOTAL
                                                      ----------------------------------    ---------------------------------
                                                          1998                 1997                1998          1997
-----------------------------------------------------------------------------------------------------------------------------
Subject to discretionary withdrawal:
  With market value adjustment                          $146,576             $109,126              6.9%           5.3%
  At book value less surrender charge of 5% or more      202,269              213,943              9.5%          10.4%
-----------------------------------------------------------------------------------------------------------------------------
Subtotal                                                 348,845              323,069             16.4%          15.7%

Subject to discretionary withdrawal without
 adjustment at book value (minimal or no charge
 adjustment)                                             119,235               97,097              5.6%           4.7%
Not subject to discretionary withdrawal                1,653,768            1,630,512             78.0%          79.6%
-----------------------------------------------------------------------------------------------------------------------------
Total (gross)                                          2,121,848            2,050,678            100.0%         100.0%
Less: reinsurance ceded                                        -                    -
---------------------------------------------------------------------------------------
Net annuity reserves and deposit fund liabilities     $2,121,848           $2,050,678
==============================================================================================================================

                    CANADA LIFE INSURANCE COMPANY OF AMERICA
                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                               DECEMBER 31, 1998

NOTE K
Capital and Surplus. The Company has two classes of capital stock:  redeemable
-------------------
preferred stock ($10.00 par value) and common stock ($10.00 par value), ranked in order of liquidation preference. The preferred shares have no interest rate assigned, are non-voting and are redeemable by the Company at any time at a redemption price of $10.00 per share.

Under applicable Michigan insurance law, the Company is required to maintain a minimum capital of $1,000,000 and initial surplus of $500,000. At December 31, 1998, surplus was $95,584,000.

The amount of dividends that can be distributed by Michigan domiciled companies without prior approval from the Michigan Insurance Department is subject to restrictions relating to capital and surplus. In 1998, the maximum dividend payout which may be made without prior approval in 1999 is $16,413,232.

At December 31, 1998, the Company's capital and surplus exceeded the NAIC's "Risk Based Capital" requirements for life and health companies.

NOTE L
Fair Value of Financial Instruments. The fair value of certain financial
-----------------------------------
instruments along with their corresponding carrying values at December 31 follow (in thousands of dollars). As the fair value of all CLICA's assets and liabilities is not presented, this information in the aggregate does not represent the underlying value of CLICA.

                                              1998                            1997
                                ------------------------------    ---------------------------
                                       FAIR          CARRYING        FAIR           CARRYING    VALUATION
                                       VALUE           VALUE         VALUE            VALUE      METHOD
----------------------------------------------------------------------------------------------------------
Financial Assets
-----------------
 Fixed maturities                    $1,398,454     $1,312,081     $1,333,050      $1,268,324      1
 Equity securities                       20,492         20,492         15,168          15,168      1
 Mortgage loans                       1,018,988        902,549        991,165         882,964      2
 Policy loans                             9,333          9,333         10,290          10,290      4

Financial Liabilities
----------------------
 Investment-type
   Insurance contracts                  511,896        469,498        467,005         432,820      5

Off-balance Sheet
-----------------
 Derivatives
   Interest rate swaps                    5,020              -          4,013               -      3
   Futures                                  785            785            777             777      3
==========================================================================================================

1. Fair values are based on publicly quoted market prices at the close of trading on the last business day of the year. In cases where publicly quoted prices are not available, fair values are based on estimates using values obtained from independent pricing services, or, in the case of private placements, by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments.

                    CANADA LIFE INSURANCE COMPANY OF AMERICA
                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                               DECEMBER 31, 1998

NOTE L
Fair Value of Financial Instruments (continued).
-----------------------------------------------

2. Fair values are estimated using discounted cash flow analysis based on interest rates currently being offered for similar credit ratings.

3. Fair values for futures contracts and swaps that have not settled are based on current settlement values.

4.  Carrying value approximates fair value.

5. Fair values for liabilities under investment-type insurance contracts are estimated using discounted liability calculations, adjusted to approximate the effect of current market interest rates for the assets supporting the liabilities.

NOTE M
Impact of Year 2000 Computer Software Modification Costs (Unaudited). The year
--------------------------------------------------------------------
2000 issue (Y2K) is the result of computer programs being written using two digits rather than four to define the applicable year. Any of CLA and its subsidiaries' computer programs or hardware that have date sensitive software or embedded chips may recognize a date using "00" as the year 1900 rather than the year 2000. This could result in a system failure or miscalculations causing disruptions of operations, including, among other things, a temporary inability to process transactions, send invoices, or engage in similar normal activities.

CLA and its subsidiaries plan to resolve Y2K involves the following four phases: assessment, testing, remediation, and implementation. A team of key personnel was formed to mitigate Y2K issues. A majority of the resources were obtained from the Information Technology profession. In addition, team members were designated from the business units, Internal Audit, Legal, Corporate, and Compliance departments. To date, CLA and its subsidiaries have fully completed the assessment of all systems that could be significantly affected by the Year 2000. The completed assessment indicates that most systems could be affected, but subsequent testing and remediation of these systems indicates such issues will be minimal with no significant disruption expected. However, due to a tremendous reliance on systems and external business partners, CLA and its subsidiaries cannot guarantee that a disruption will not occur. Since CLA and its subsidiaries' systems rely primarily on third party externally developed software rather than proprietary internally developed software, external vendors have performed what limited remediation work has been required. CLA and its subsidiaries retest all remediation work in the Y2K test lab before implementing changes into production. As of March 1999, assessment, testing, remediation, and implementation are 96% complete on mission-critical systems.

In addition, CLA and its subsidiaries have gathered information about the year 2000 compliance status of their significant business partners and continue to monitor their compliance status. Y2K business contingency plans are being developed for mission critical processes. The objectives of the plans will be to prepare alternatives in the event of a failure of a mission-critical system and to provide a methodology and means to audit and assess the functionality of mission-critical systems immediately following the turn of the century. Additionally, the plans will ensure that critical personnel are identified and available to respond to Y2K issues should they arise. Once developed, these contingency plans will be approved by the full Y2K Steering Committee after a detailed walk-through. CLA and its subsidiaries expect the plans to be complete by the end of April.

                   CANADA LIFE INSURANCE COMPANY OF AMERICA
                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                               DECEMBER 31, 1998

NOTE M
Impact of Year 2000 Computer Software Modification Costs (continued).
--------------------------------------------------------------------

Based on recent assessments, CLA and its subsidiaries have identified only two software applications, bank reconciliation software and payroll software, that have date sensitive issues that could disrupt processing if not resolved before December 31, 1999. CLA and its subsidiaries contacted and are working closely with the providers of these applications. It is anticipated that the installation of software upgrades that resolve the date sensitive issues will occur no later than July 1999. A third application used for financial reporting is not Y2K compliant, and CLA and its subsidiaries plan to replace it rather than make it compliant. CLA and its subsidiaries expect the replacement to be ready by June 1999.

Other than the three software applications discussed, CLA and its subsidiaries have determined that, based on its most recent assessments and testing, minimal disruption of operation at CLA and its subsidiaries is expected due to Y2K issues. All modifications or replacement of its software or hardware so that its systems will properly utilize dates beyond December 31, 1999 will be complete by June 1999. Consequently, due to the efforts that CLA and its subsidiaries have expended in addressing the date sensitivity of its mission critical systems, it is not expected that any material disruption or major impact on the operations of CLA and its subsidiaries will occur. However, due to the reliance on systems and external business partners, CLA and its subsidiaries cannot guarantee that the company will be unaffected by the Year 2000.

                                    PART C



                               OTHER INFORMATION

PART C                         OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

(a)  Financial Statements
     All required financial statements are included in Part B of this registration statement.

(b)  Exhibits

     (1) Resolution of the Board of Directors of Canada Life Insurance Company of America (CLICA) authorizing establishment of the Variable Account/1/

     (2)  Not applicable.

     (3)  (a)  Form of Distribution Agreement/1/
          (b)  Form of Selling Agreement/1/
          (b)  (a)  Amendment to Form of Selling Agreement/2/
          (b)  (b)  Amendment to Form of Selling Agreement

     (4)  (a)  Form of Annuity Policy/3/
          (b)  Riders and Endorsements/2/

     (5)  Form of Application/3/

     (6)  (a)  Certificate of Incorporation of CLICA/1/
          (b)  By-Laws of CLICA/1/

     (7)  Not applicable

     (8)  (a)(a)  Participation Agreement Between Canada Life Series Fund and
                  Canada Life Insurance Company of America/1/
          (a)(b) Participation Agreement Between Dreyfus Corporation and Canada Life Insurance Company of America/1/
          (a)(c)  Participation Agreement Between Montgomery Asset Management,
                  L.P. and Canada Life Insurance Company of America/1/
          (a)(d)  Participation Agreement Between Fred Alger and Company, Inc.
                  and Canada Life Insurance Company of America/1/
          (a)(e) Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation and Canada Life Insurance Company of America/2/
          (a)(f)  Participation Agreement Among Berger Institutional Products
                  Trust and Canada Life Insurance Company of America/1/
          (a)(g)  Participation Agreement Among Variable Insurance Products Fund
                  II, Fidelity Distributors Corporation and Canada Life
                  Insurance Company of America/2/
          (a)(h) Participation Agreement Among Variable Insurance Products Fund III, Fidelity Distributors Corporation and Canada Life Insurance Company of America/2/
          (a)(i) Participation Agreement Among Berger Institutional Products Trust, Berger Associates, Inc. and Canada Life Insurance Company of America/2/
          (a)(j) Participation Agreement Between Canada Life Insurance Company of America and The Dreyfus Socially Responsible Growth Fund, Inc./2/
          (a)(k) Participation Agreement Between Canada Life Insurance Company of America and Dreyfus Variable Investment Fund/2/
          (a)(l) Amendment to Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation and Canada Life Insurance Company of America/2/

          (a)(m) Amendment to Participation Agreement Among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Canada Life Insurance Company of America/2/
          (a)(n) Amendment to Participation Agreement By and Among Canada Life Insurance Company of America and Montgomery Funds III and Montgomery Asset Management, L.P. /2/
          (a)(o) Form of Participation Agreement By and Between Canada Life Insurance Company of America and Goldman Sachs, Inc.

          (b)     Service Agreement/1/

     (9)  Opinion and Consent of Counsel/1/

     (10) (a)     Consent of Counsel
          (b)     Consent of Independent Counsel
          (c)     Consent of Independent Auditors

     (11) No items are omitted from Item 23.

     (12) Subscription Agreement/1/

     (13) Sample Performance Data Calculation/2/




/1/ Incorporated herein by reference to exhibits filed with the Post-Effective Amendment No. 13 to this Registration Statement on Form N-4 (File No. 33-- 28889), filed on April 20, 1997.
/2/ Incorporated herein by reference to Post-Effective Amendment No. 14 to this Registration Statement on Form N-4 (File No. 33--28889), filed on April 30, 1998.
/3/ Incorporated herein by reference to Post-Effective Amendment No. 15 to this Registration Statement on Form N-4 (File No. 33--28889), filed on February 12, 1999.

Item 25.  Directors and Officers of the Depositor

     Name and Principal
     Business Address          Positions and Offices with Depositor
     ----------------          ------------------------------------

     R. E. Beettam (2)             Chairman, President & Director
     W. S. McIlwaine (2)           Group Sales Vice-President
     P. D. Cochrane (1)            Administrative Officer
     A. W. Bard(2)                 Administrative Officer
     K. J. Fillman (2)             Administrative Officer
     K. T. Ledwos (2)              Actuary & Director
     S. Benedetti (2)              Marketing Actuary
     J. W. Elliott(2)              Internal Auditor
     R. W. Linden (1)              Secretary
     C. H. MacPhaul (2)            Assistant Secretary
     G. N. Isaac (1)               Treasurer
     D. V. Rough (1)               Assistant Treasurer
     E. P. Ovsenny (1)             Assistant Treasurer
     D. N. Rattray (1)             Assistant Treasurer
     C. P. English (1)             Assistant Treasurer
     K. A. Phelan (1)              Assistant Treasurer
     D. A. Loney (2)               Director
     H.A. Rachfalowski (1)         Director
     S. H. Zimmerman (3)           Director

     (1) The business address is 330 University Avenue, Toronto, Ontario, Canada M5G 1R8.
     (2) The business address is 6201 Powers Ferry Road, NW, Suite 600, Atlanta, Georgia 30339.
     (3) The business address is 800 Michigan National Tower, Lansing, Michigan 48933.

Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant

NAME                                      JURISDICTION      PERCENT OF                                 PRINCIPAL
----                                      ------------      VOTING SECURITIES OWNED                    BUSINESS
                                                            -----------------------                    --------
The Canada Life Assurance Company            Canada         Mutual Company                             Life and Health
                                                                                                       Insurance

Canada Life Insurance Company of New        New York        Ownership of voting securities through     Life and Health
York                                                        Canada Life                                Insurance

Adason Properties Limited                    Canada         Ownership of all voting securities         Property
                                                            through Canada Life                        Management

Canada Life Irish Operations Limited         England        Ownership of all voting securities         Life and Health
                                                            through Canada Life                        Insurance

Canada Life Unit Trust Managers              England        Ownership of all voting securities         Unit Trust
Limited                                                     through Canada Life Irish Operations       Management

Canada Life Mortgage Services Ltd.           Canada         Ownership of all voting securities         Mortgage
                                                            through Canada Life                        Portfolios

The CLGB Property Company Limited            England        Ownership of all voting securities         Real Estate
                                                            through Canada Life Irish Operations       Investment

CLASSCO Benefit Services Limited             Canada         Ownership of all voting securities         Administrative
                                                            through Canada Life                        Services

Canada Life Casualty Insurance               Canada         Ownership of all voting securities         Property and
Company                                                     through Canada Life Insurance              Casualty
                                                                                                       Insurance

Sherway Centre Limited                       Canada         Ownership of all voting securities         Real Estate
                                                            through Canada Life                        Broker

The Canada Life Assurance Company of     Rep. of Ireland    Ownership of all voting securities         Life and Health
Ireland Limited                                             through Canada Life  Irish Operations      Insurance

Canlife - IBI Investment Services        Rep. of Ireland    Ownership of 50% of voting securities      Unit Trust
Limited                                                     through Canada Life Ass. ( Ireland)        Management
                                                            Limited and 50% by the Investment Bank
                                                            of Ireland

Canada Life Financial Services               England        Ownership of all voting securities         Life Insurance
Company Limited                                             through Canada Life Irish Operations

NAME                                      JURISDICTION      PERCENT OF                                 PRINCIPAL
----                                      ------------      VOTING SECURITIES OWNED                    BUSINESS
                                                            -----------------------                    --------
F.S.D. Investments Ltd.                  Rep. of Ireland    Ownership of all voting securities         Unit Fund Sales
                                                            through Canada Life Assurance (Ireland)    and Management
                                                            Limited

Canada Life Insurance Company of               US           Canada Life                                Life and Health
America                                                                                                Insurance

Canada Life of America Financial             Georgia        Ownership of all voting securities         Broker Dealer
Services Inc.                                               through CLICA

Canada Life of America Series Fund,         Maryland        Ownership of all voting securities         Mutual Fund
Inc.                                                        through CLICA

CLMS Realty Ltd.                             Canada         99% of the common shares and 100% of the   Realtor
                                                            convertible preference shares are owned
                                                            by Canada Life

Canada Life Pension & Annuities          Rep. of Ireland    Ownership of all voting securities         Life Assurance
(Ireland) Limited                                           through Canada Life Assurance (Ireland)
                                                            Limited

CLAI Limited                             Rep. of Ireland    Ownership of all voting securities         Holding,
                                                            through Canada Life Ireland Holdings       Service,
                                                            Limited                                    Management, and
                                                                                                       Investment
                                                                                                       Company

The Canada Life Assurance (Ireland)      Rep. of Ireland    Ownership of all voting securities         Life Insurance,
Limited                                                     through CLAI Limited and the Canada Life   Pension, and
                                                            Assurance Company of Ireland               Annuity

CL Capital Management, Inc.                  Georgia        Ownership of all voting securities         Investment
                                                            through CLICA                              Advisor

Canada Life Capital Corporation Inc.         Canada         Ownership of all voting securities         External
                                                            through Canada Life                        Sources of
                                                                                                       Capital
Canada Life Securing Corporation Inc.        Canada         Ownership of all voting securities         Holding Company
                                                            through Canada Life

The Canada Life Group (UK) Limited           England        Ownership of all voting securities         Holding Company
                                                            through Canada life

Canada Life Holdings (UK) Limited            England        The Canada Life Group (UK) Limited         Holding Company

The Canada Life Assurance Company of         England        The Canada Life Group (UK) Limited         Life and Health
Great Britain Limited                                                                                  Insurance

NAME                                       JURISDICTION     PERCENT OF VOTING SECURITIES OWNED         PRINCIPAL BUSINESS
----                                       ------------     ----------------------------------         ------------------
Canada Life Management (UK) Limited          England        The Canada Life Group (UK) Limited         Unit Trust Sales &
                                                                                                       Management

Canada Life Group Services (UK) Limited      England        The Canada Life Group (UK) Limited         Administrative

Canada Life Trustee Services (UK) Limited    England        The Canada Life Group (UK) Limited         Trustee Services

Canada Life Ireland Holdings Limited         Ireland        Canada Life Irish Operations Limited       Holding Company

MetLife (UK) Limited                         England        Ownership of all voting securities         Holding Company
                                                            through Canada Life

MetLife Group Services Limited               England        Ownership of all voting securities         Administrative Services
                                                            through MetLife (UK) Limited

Metropolitan Unit Trust Managers Limited     England        Ownership of all voting securities         Unit Trust Services
                                                            through MetLife (UK) Limited

Albany International Assurance Limited       England        Ownership of all voting securities         Unit Investment Products
                                                            through MetLife (UK) Limited

Albany Life Assurance Company Limited        England        Ownership of all voting securities         Unit Life and Pension
                                                            through MetLife (UK) Limited               Insurance

Albany Pension Managers and Trustees         England        Ownership of all voting securities         Trustee Services
Limited                                                     through Albany Life Assurance Company
                                                            Limited

Crown Life Insurance Company of Canada       Canada         Ownership of all voting securities         Life and Health
                                                            through Canada Life                        Insurance

Item 27. Number of Policy Owners

As of March 15, 1999, there were 1,275 owners of Nonqualified Policies and 1,828 owners of Qualified Policies.

Item 28. Indemnification

Canada Life Insurance Company of America's By-Laws provide in Article II,
Section 10 as follows:

In addition to any indemnification to which a person may be entitled to under common law or otherwise, each person who is or was a director, an officer, or an employee of this Corporation, or is or was serving at the request of the Corporation as a director, an officer, a partner, a trustee, or an employee of another foreign or domestic corporation, partnership, joint venture, trust, or other enterprises, whether profit or not, shall be indemnified by the Corporation to the fullest extent permitted by the laws of the State of Michigan as they may be in effect from time to time. This Corporation may purchase and maintain insurance on behalf of any such person against any liability asserted against and incurred by such person in any such capacity or arising out of his or her status as such, whether or not the corporation would have power to indemnify such person against such liability under the laws of the State of Michigan.

In addition, Sections 5241 and 5242 of the Michigan Insurance Code generally provides that a corporation has the power ( and in some instances the obligation) to indemnify a director, officer, employee or agent of the corporation, or a person serving at the request of the corporation as a director, officer, partner, trustee, employee or agent of another corporation or other entity (the "indemnities") against reasonably incurred expenses in a civil, administrative, criminal or investigative action, suit or proceeding if the indemnitee acted in good faith in a manner he or she reasonably believed to be in or not opposed to the best interests of the corporation or its shareholders or policyholders (or, in the case of a criminal action, if the indemnitee had no reasonable cause to believe his or her conduct was unlawful).

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the questions whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

Canada Life of America Financial Services, Inc. (CLAFS) is the principal underwriter of the Policies as defined in the Investment Company Act of 1940.

The following table provides certain information with respect to each director and officer of CLAFS.

NAME AND PRINCIPAL                          POSITIONS AND OFFICES
BUSINESS ADDRESS                              WITH UNDERWRITER
------------------                          ---------------------
S. Benedetti**                              Chairman and Director
D.V. Rough*                                 Treasurer
C.H. MacPhaul**                             Assistant Secretary
K.T. Ledwos**                               Administrative Officer and Director
S. Benedetti**                              President and Director
K.J. Fillman**                              Administrative Officer

_____________________
*  The business address is 330 University Avenue, Toronto, Ontario, Canada
   M5G1RS.
** The business address is 6201 Powers Ferry Road, N.W., Suite 600,
   Atlanta, Georgia 30339.

Item 30. Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by CLICA at its Executive Office at 330 university Avenue, Toronto, Canada M5G1R8 and at 6201 Powers Ferry Rd., N.W., Atlanta, Georgia 30339.

Item 31. Management Services

All management contracts are discussed in Part A or Part B.

Item 32

Undertakings

(a) Registrant undertakes that it will file a post effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to CLICA at the address or phone number listed in the Prospectus.

(d) Depositor undertakes to preserve on behalf of itself and Registrant the books and records required to be preserved by such companies pursuant to Rule 31a-2 under the Investment Company Act of 1940 and to permit examination of such books and records at any time or from time to time during business hours by examiners or other representatives of the Securities and Exchange Commission, and to furnish to said Commission at its principal office in Washington, D.C., or at any regional office of said Commission specified in a demand made by or on behalf of said Commission for copies of books and records, true, correct, complete, and current copies of any or all, or any part, of such books and records.

(e) The Registrant is relying on a letter issued by the staff of the Securities and Exchange Commission to the American Council of Life Insurance on November 28, 1988 (Ref. No. IP-6-88) stating that it would not recommend to the Commission that enforcement action be taken under
         Section 22(e), 27(c)(1), or 27(d) of the Investment Company Act of 1940 if the Registrant, in effect, permits restrictions on cash distributions from elective contributions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code of 1986 in accordance with the following conditions:

         (1) include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the policy;

         (2) include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the policy;

         (3) instruct sales representatives who may solicit individuals to purchase the policies specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of such individuals;

         (4) obtain from each owner who purchases a Section 403(b) policy, prior to or at the time of such purchase, a signed statement acknowledging the owner's understanding of (i) the redemption restrictions imposed by
         Section 403(b)(11), and (ii) the investment alternatives available under the employer's Section 403(b) arrangement, to which the owner may elect to transfer his or her policy value.

         The Registrant is complying, and shall comply, with the provisions of paragraphs (1) - (4) above.

(f) Canada Life Insurance Company of America hereby represents that the fees and changes deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Canada Life Insurance Company of America.

STATEMENT PURSUANT TO RULE 6c-7

CLICA and the Variable Account rely on 17 C.F.R., Section 270.6c-7 and represent that the provisions of that Rule have been or will be complied with. Accordingly, CLICA and the Variable Account are exempt from the provisions of
Section 22(e), 27(c)(1) and 27(d) of the Investment Company Act of 1940 with respect to any variable annuity contract participating in such account to the extent necessary to permit compliance with the Texas Optional Retirement Program.

                                 EXHIBIT INDEX

EXHIBIT                     DESCRIPTION OF EXHIBIT
-------                     ---------------------
3 (b)(b)                    Amendment to Form of Selling Agreement

8 (a)(o)                    Participation Agreement By and Between Canada Life
                            Insurance Company of America and Goldman Sachs, Inc.

10 (a)                      Consent of Counsel
   (b)                      Consent of Independent Counsel
   (c)                      Consent of Independent Auditors


                                  SIGNATURES


  As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has caused this Post-Effective Amendment Number 15 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Toronto, and the Province of Ontario on this 26th day of
                                                          -------
  February, 1999.
  --------

                                    CANADA LIFE INSURANCE COMPANY OF AMERICA
                                    VARIABLE ANNUITY ACCOUNT 1


                                    By /s/ R. E. Beettam
                                       ----------------------------------------
                                       R. E. Beettam, President
                                       Canada Life Insurance Company of America


                                    CANADA LIFE INSURANCE COMPANY OF AMERICA


                                    By /s/ R. E. Beettam
                                       ----------------------------------------
                                       R. E. Beettam, President


  As required by the Securities Act of 1933, this Post-Effective Amendment Number 15 has been signed by the following persons in the capacities and on the dates indicated.

     SIGNATURE                      TITLE                      DATE
     ---------                      -----                      ----



  /s/ D. A. Nield                   Chairman and Director      2/26/99
  ---------------                                              -------
  D. A. Nield



  /s/ R. E. Beettam                 President and Director     3/23/99
  -----------------                                            -------
  R. E. Beettam



  /s/ K. T. Ledwos                  Director                   2/26/99
  ------------------                                           -------
  K. T. Ledwos



  /s/ D. A. Loney                   Director                   3/18/99
  ----------------                                             -------
  D. A. Loney



  /s/ H. A. Rachfalowski            Director                   2/26/99
  ----------------------                                       -------
  H. A. Rachfalowski



  /s/ T. C. Scott                   Director                   2/26/99
  ---------------                                              -------
  T. C. Scott



  /s/ S. H. Zimmerman               Director                   3/4/99
  -------------------                                          -------
  S. H. Zimmerman



  /s/ G. N. Isaac                   Director                   3/19/99
  ---------------------                                        -------
  G. N. Isaac